UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number (811-05309)
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 06/30/10
Date of reporting period: 09/30/09

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Arizona Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 96.9%
Revenue Bonds - 78.2%
Continuing Care Retirement Communities - 8.7%
Arizona Health Facilities Authority, The Terraces Project
Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 à	$200	$241
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2037	400	276
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.875%, 02/15/2026	100	90
Maricopa County Industrial Development Authority, Senior Living Health Care, Immanuel Care
Series A (GNMA)
4.850%, 08/20/2026	750	770
5.000%, 08/20/2035	500	508
Tempe Industrial Development Authority, Friendship Village Project
Series A
5.375%, 12/01/2013	157	159

		2,044

Education - 6.3%
Anderson, Indiana, Economic Development, Anderson University Project
5.000%, 10/01/2032	425	350
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	152
5.000%, 05/15/2031	500	485
Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 à	250	273
Pima County Industrial Development Authority, American Charter Schools Foundation
Series A
5.500%, 07/01/2026	275	231

		1,491

Healthcare - 24.6%
Arizona Health Facilities Authority, Banner Health
Series A
5.000%, 01/01/2021	280	293
Series D
5.375%, 01/01/2032	150	157
Arizona Health Facilities Authority, Blood Systems Incorporated
4.750%, 04/01/2025	300	299
Arizona Health Facilities Authority, John C. Lincoln Health Network
Pre-refunded 12/01/2012 @ 101
5.750%, 12/01/2032 à	150	172
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	180
Glendale Industrial Development Authority, John C. Lincoln Health Network
5.000%, 12/01/2032	100	93
Halifax Florida Hospital, Medical Center
Series A
5.000%, 06/01/2038	375	349
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project
Series A
5.250%, 02/15/2030	400	384
Johnson City, Tennessee Health & Educational Facilities Board
Series A, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2025 à	100	114
Maricopa County Hospital, Sun Health Corporation
Pre-refunded 04/01/2024 @ 100
5.000%, 04/01/2025 à	200	234
Maricopa County Industrial Development Authority, Catholic Healthcare West
Series A
5.375%, 07/01/2023	500	517
5.250%, 07/01/2032	100	101

DESCRIPTION	PAR	FAIR VALUE Ñ

Scottsdale Industrial Development Authority, Scottsdale Healthcare
Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 à	$1,000	$1,111
Series A
5.250%, 09/01/2030	350	351
University Medical Center Corporation
5.000%, 07/01/2016	250	259
5.000%, 07/01/2024	450	447
Yavapai County Industrial Development Authority, Yavapai Regional Medical Center
Series A (RAAI)
5.250%, 08/01/2021	375	374
6.000%, 08/01/2033	100	101
Yuma Industrial Development Authority, Yuma Regional Medical Center
Escrowed to Maturity (NATL)
5.500%, 08/01/2017 ¥	250	271

		5,807

Housing - 4.2%
Douglas Community Housing Corporation, Rancho La Perilla
Series A (GNMA)
5.900%, 07/20/2020	500	513
6.000%, 07/20/2025	475	486

		999

Lease Revenue - 5.5%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2032	200	190
Arizona State University Nanotechnology Project
Series A (AGTY)
5.000%, 03/01/2034	200	213
Mohave County Industrial Development Authority, Correctional Facilities Contract, Mohave Prison Expansion Project
8.000%, 05/01/2025	250	286
Peoria Municipal Development Authority
5.000%, 07/01/2015	310	360
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project
Series A (ACA)
5.000%, 10/01/2016	250	254

		1,303

Miscellaneous - 3.8%
Arizona Student Loan Acquisition Authority
Series A-1 (AMT)
5.900%, 05/01/2024	100	102
Greater Arizona Development Authority, Infrastructure Revenue
Series B
5.250%, 08/01/2026	750	785

		887

Tax Revenue - 14.3%
Gilbert Public Facilities Municipal Property Corporation
5.500%, 07/01/2027	500	551
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project
Series 1 (NATL)
4.500%, 08/01/2025	750	757
Marana Municipal Property Corporation
Series A
5.000%, 07/01/2028	250	267
Marana Tangerine Farms Road Improvement District
4.600%, 01/01/2026	241	217
Peoria Improvement District #0601
4.250%, 01/01/2022	465	476
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	292
Scottsdale Municipal Property Corporation, Excise Tax, Series C
Convertible CABs (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021	500	456
Yuma Improvement District #68
4.700%, 01/01/2021	365	351

		3,367

DESCRIPTION	PAR	FAIR VALUE Ñ

Utilities - 10.8%
Cottonwood Water
(SGI)
5.000%, 07/01/2017	$250	$258
Gilbert Water Resource Municipal Property Corporation, Wastewater System & Utility
5.000%, 04/01/2017	145	146
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series A (AGTY)
5.000%, 07/01/2028	1,000	1,044
Salt Verde Financial Corporation, Gas
5.000%, 12/01/2037	550	527
Tucson Water
Series 1994-A (NATL)
6.250%, 07/01/2016	170	202
Yavapai County Industrial Development Authority, Waste Management Incorporated Project
Series A-1 (AMT)
4.900%, 03/01/2028	400	371

		2,548

Total Revenue Bonds		18,446

General Obligations - 13.9%
Centerra Community Facilities Distributors
5.500%, 07/15/2029	183	144
Chandler
4.375%, 07/01/2028	500	520
Greenlee County School District #18, Morenci School Improvement
5.000%, 07/01/2012	165	174
Pima County Unified School District #1, Tucson Project of 2004
Series C (FGIC) (NATL)
5.000%, 07/01/2027	1,000	1,062
Pinal County Unified School District #1, Florence School Improvement Project 2006
Series A (FGIC) (NATL)
5.000%, 07/01/2027	1,000	1,062
Tucson
5.500%, 07/01/2018	250	301

Total General Obligations		3,263

Certificates of Participation - 4.8%
Arizona School Facilities Board
5.250%, 09/01/2023	500	553
Northern Arizona University, Research Projects
(AMBAC)
5.000%, 09/01/2023	140	148
Pinal County
5.000%, 12/01/2014	400	433

Total Certificates of Participation		1,134

Total Municipal Bonds (Cost $22,335)		22,843

	SHARES
Short-Term Investment - 1.4%
Federated Arizona Municipal Money Market Fund
0.130% Ω (Cost $331)	330,977	331

Total Investments ▲ - 98.3% (Cost $22,666)		23,174

Other Assets and Liabilities, Net - 1.7%		411

Total Net Assets - 100.0%		$23,585

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $22,666. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,028
Gross unrealized depreciation	(520)

Net unrealized appreciation	$508

ACA — ACA Financial Guaranty Corporation
AGTY — Assured Guaranty
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of September 30, 2009, the aggregate fair value of securities subject to AMT was $473 which represents 2.0% of total net assets.
FGIC — Financial Guaranty Insurance Corporation
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SGI — Syncora Guarantee Inc.
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$18,446	$—	$18,446
General Obligations	—	3,263	—	3,263
Certificates of Participation	—	1,134	—	1,134
Short-Term Investment	331	—	—	331

Total Investments	$331	$22,843	$—	$23,174

Schedule of Investments September 30, 2009 (unaudited), all dollars rounded to thousands (000)
California Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 98.9%
Revenue Bonds - 66.0%
Continuing Care Retirement Communities - 0.9%
Association of Bay Area Governments Financial Authority, Lincoln Glen Manor Senior Citizens
(CMI)
6.100%, 02/15/2025	$250	$251
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	300	232
La Verne, Brethren Hillcrest Homes
Series B (ACA)
5.600%, 02/15/2033	500	400

		883

Economic Development - 1.1%
Port of Oakland
Series B (NATL)
5.000%, 11/01/2018	1,000	1,105

Education - 12.5%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart
Series A, Escrowed to Maturity
5.900%, 06/01/2010 ¥	200	207
California Educational Facilities Authority
Series B, Escrowed to Maturity
6.000%, 06/01/2010 ¥	85	88
Series B, Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 à	180	189
6.625%, 06/01/2020 à	35	37
California Educational Facilities Authority, Claremont Graduate University
Series A
4.750%, 03/01/2020	755	802
5.000%, 03/01/2020	240	258
5.000%, 03/01/2023	865	913
5.125%, 03/01/2028	500	518
California Educational Facilities Authority, Fresno Pacific University
Series A
6.750%, 03/01/2019	380	381
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	505	469
California Educational Facilities Authority, Lutheran University
Series C
4.750%, 10/01/2015	675	696
California Educational Facilities Authority, University of Redlands
Series A
5.000%, 10/01/2020	1,000	1,043
5.000%, 08/01/2028	1,000	1,011
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	329
5.000%, 11/01/2030	1,000	1,003
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	427
4.500%, 01/01/2016	470	442
California Municipal Finance Authority, American Heritage Education Foundation Project
Series A
5.250%, 06/01/2026	400	353
California Municipal Finance Authority, Biola University
5.000%, 10/01/2018	1,000	1,032
5.625%, 10/01/2023	500	520
California Municipal Finance Authority, Loma Linda University
4.250%, 04/01/2018	300	305
4.375%, 04/01/2019	300	306

DESCRIPTION	PAR	FAIR VALUE Ñ

California State University
Series C (NATL)
5.000%, 11/01/2025	$1,000	$1,059
California Statewide Communities Development Authority, Viewpoint School
(ACA)
4.125%, 10/01/2014	405	400

		12,788

Healthcare - 17.7%
Association of Bay Area Governments Financial Authority, Children’s Hospital & Research
Series A
4.500%, 12/01/2019	425	425
4.750%, 12/01/2022	350	352
California Health Facilities Financing Authority, Adventist Health System West
Series C
5.250%, 03/01/2021	500	517
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	350	362
California Health Facilities Financing Authority, Catholic Healthcare West
Series G
5.500%, 07/01/2025	1,000	1,068
Series I, Mandatory Put 07/01/2014 @ 100
4.950%, 07/01/2026	450	475
California Health Facilities Financing Authority, Marshall Medical Center
Series A (CMI)
4.750%, 11/01/2019	1,760	1,764
California Health Facilities Financing Authority, Scripps Health
Series A
5.000%, 10/01/2022	200	209
California Health Facilities Financing Authority, Sutter Health
Series A
5.000%, 08/15/2038	250	246
California Statewide Communities Development Authority, Adventist Health
Series A
5.000%, 03/01/2030	300	290
California Statewide Communities Development Authority, Catholic Healthcare West
Series C
5.625%, 07/01/2035	1,000	1,042
California Statewide Communities Development Authority, Daughters of Charity Health
Series A
5.250%, 07/01/2030	100	96
Series G
5.250%, 07/01/2013	400	420
California Statewide Communities Development Authority, Elder Care Alliance
Series A, Escrowed to Maturity
7.250%, 11/15/2011 ¥	410	436
California Statewide Communities Development Authority, Enloe Medical Center
Series A (CMI)
5.250%, 08/15/2019	125	134
5.500%, 08/15/2023	500	533
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital
Series A (CMI)
5.000%, 10/01/2020	500	523
5.000%, 10/01/2027	400	403
Series B (AMBAC) (CMI)
5.200%, 10/01/2037	500	480
California Statewide Communities Development Authority, Jewish Home
(CMI)
4.500%, 11/15/2019	560	570
5.000%, 11/15/2037	500	488
California Statewide Communities Development Authority, Redlands Community Hospital
Series A (RAAI)
5.000%, 04/01/2015	500	522
California Statewide Communities Development Authority, St. Joseph
Series B (FGIC)
5.500%, 07/01/2027	1,100	1,167
Series C (FGIC)
5.500%, 07/01/2027	500	531
Loma Linda University Medical Center
Series A
5.000%, 12/01/2015	1,000	1,011
8.250%, 12/01/2038	1,000	1,130

DESCRIPTION	PAR	FAIR VALUE Ñ

Sierra View Health Care District
5.250%, 07/01/2024	$1,000	$991
5.300%, 07/01/2026	1,000	992
Turlock Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	1,000	875

		18,052

Housing - 2.4%
Aztec Shops, California Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,061
California Rural Home Mortgage Finance Authority, Single Family Mortgage
Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	5	5
California Statewide Communities Development Authority, UCI East Campus
5.500%, 05/15/2026	410	410
Ventura County Area Housing Authority, Mira Vista Senior Apartments
Series A (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	942

		2,423

Lease Revenue - 9.0%
Apple Valley Public Financing Authority, Town Hall Annex Project
Series A (AMBAC)
4.500%, 09/01/2017	535	574
5.000%, 09/01/2027	500	520
California Public Works Board, California Community Colleges
Series A
4.875%, 12/01/2018	200	202
Series B
5.500%, 06/01/2019	1,035	1,094
California Public Works Board, Department of Corrections & Rehabilitation
Series F (FGIC) (NATL)
5.000%, 11/01/2016	1,500	1,623
California Public Works Board, Department of Mental Health Coalinga
Series A
5.500%, 06/01/2016	540	570
California Public Works Board, Regents University of California
Series E
5.000%, 04/01/2034	1,250	1,309
Golden State Tobacco Securitization Corporation, California Tobacco Settlement
Series A, Convertible CABs (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022	1,900	1,746
Los Angeles Community Redevelopment Agency, Manchester Social Services Project
(AMBAC)
5.000%, 09/01/2016	1,200	1,269
Yuba Levee Financing Authority Project
Series A (AGTY)
5.000%, 09/01/2038	250	258

		9,165

Miscellaneous - 3.9%
California Infrastructure & Economic Development, Salvation Army Western
(AMBAC)
4.000%, 09/01/2018	1,000	1,053
Golden West Schools Financing Authority
Series A (NATL)
5.700%, 02/01/2013	670	748
5.750%, 02/01/2014	770	874
5.800%, 08/01/2022	320	378
5.800%, 08/01/2023	345	408
Series A, Zero Coupon Bond (NATL)
2.534%, 02/01/2012 ¤	535	504

		3,965

Recreational Facility Authority - 1.2%
California Infrastructure & Economic Development, Performing Arts Center
4.000%, 12/01/2015	130	134
California State University Fresno Association, Auxiliary Organization Event Center
Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 à	1,000	1,145

		1,279

DESCRIPTION	PAR	FAIR VALUE Ñ

Tax Revenue - 9.3%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1
(AMBAC)
4.000%, 08/01/2018	$1,000	$972
Corona Redevelopment Agency, Tax Allocation, Temescal Canyon Project Area
Series A (AGTY)
4.125%, 11/01/2017	205	215
Grass Valley Redevelopment Agency, Tax Allocation
6.400%, 12/01/2034	400	405
Los Angeles County Community Facilities District #3, Special Tax, Improvement Area B
Series A (AMBAC)
5.250%, 09/01/2018	715	720
Murrieta Community Facilities, Special Tax, District #2, The Oaks Improvement Area
Series A
5.750%, 09/01/2020	350	332
Norco, Special Tax, Community Facilities District #97-1
(AGTY)
4.500%, 10/01/2016	260	279
4.875%, 10/01/2030	500	510
Palm Desert Financing Authority, Tax Allocation, Project Area #4
Series A (NATL)
4.750%, 10/01/2013	500	529
5.000%, 10/01/2029	1,000	972
Poway Unified School District, Special Tax, Community Facilities District #6 4S Ranch
5.000%, 09/01/2023	650	651
Rancho Cucamonga Redevelopment Agency, Tax Allocation
Series A (NATL)
4.125%, 09/01/2018	310	304
5.000%, 09/01/2034	500	470
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project
Series A (RAAI)
5.000%, 09/01/2016	850	897
San Francisco City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment Project
Series B (RAAI)
4.000%, 08/01/2012	295	298
4.100%, 08/01/2014	325	323
4.250%, 08/01/2016	250	245
4.375%, 08/01/2018	380	364
Sand City Redevelopment Agency, Tax Allocation
Series A (AGTY)
4.000%, 11/01/2019	315	293
Soledad Redevelopment Agency, Tax Allocation
Series A (SGI)
4.500%, 12/01/2016	205	211
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	112
4.500%, 10/01/2016	125	112
4.600%, 10/01/2018	280	243

		9,457

Transportation - 0.9%
Alameda Corridor Transportation Authority
Zero Coupon Bond (AMBAC)
4.560%, 10/01/2014 ¤	1,000	798
Puerto Rico Commonwealth, Highway & Transportation Authority
Series X (IBC) (NATL)
5.500%, 07/01/2015	100	108

		906

Utilities - 7.1%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects
(FGIC) (NATL)
5.000%, 11/01/2020	1,025	1,093
5.000%, 11/01/2023	1,040	1,090
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project
Series A-2 (AMT)
5.400%, 04/01/2025	500	496

DESCRIPTION	PAR	FAIR VALUE Ñ

Series B (AMT)
5.000%, 07/01/2027	$500	$473
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company
Series A, Mandatory Put 04/01/2013 @ 100 (SGI)
4.100%, 04/01/2028	450	463
Compton Sewer
(IBC) (NATL)
5.375%, 09/01/2023	1,150	1,165
Imperial, Wastewater Treatment Facility
(FGIC) (NATL)
5.000%, 10/15/2020	1,000	1,012
Norco, Financing Authority, Enterprise Revenue
(FSA)
5.625%, 10/01/2034	1,000	1,091
Signal Hill, Water Revenue
(NATL)
4.375%, 11/01/2018	345	365
Whittier Utility Authority, Water Revenue
Series A (NATL)
4.500%, 06/01/2018	65	67

		7,315

Total Revenue Bonds		67,338

General Obligations - 28.3%
Baldwin Park Unified School District, Election of 2002
Zero Coupon Bond (AMBAC)
4.807%, 08/01/2020 ¤	1,000	598
California
5.000%, 02/01/2024	500	518
5.125%, 04/01/2024	500	526
5.625%, 04/01/2026	600	655
Central Unified School District, Election of 2008
Series A (AGTY)
5.625%, 08/01/2033	500	560
College of the Sequoias, Visalia Area Improvement District #2, Election of 2008
Series A (AGTY)
5.250%, 08/01/2029	1,000	1,101
Corona-Norco Unified School District, Election of 2006
Series B (AGTY)
5.375%, 02/01/2034	500	538
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	350	390
Grant Joint Union High School District, Election of 2006
Zero Coupon Bond (FSA)
5.470%, 08/01/2026 ¤	300	121
Grossmont Union High School District, Election of 2008
Series A
5.500%, 08/01/2031	950	1,056
Hemet Unified School District, Election of 2006
Series B (AGTY)
5.000%, 08/01/2030	600	636
Jefferson Union High School District, San Mateo County
Series A (NATL)
6.250%, 02/01/2014	300	334
6.250%, 08/01/2020	460	543
Long Beach Unified School District, Election of 2008
Series A
5.500%, 08/01/2029	500	559
Los Angeles Unified School District
Series D
5.000%, 01/01/2034	100	104
Los Angeles Unified School District, Election of 2002
Series B (AMBAC)
4.500%, 07/01/2025	1,340	1,364
Lucia Mar Unified School District
(FGIC) (NATL)
5.250%, 08/01/2022	100	113
Oakland
Series A (NATL)
5.000%, 01/15/2026	435	447

DESCRIPTION	PAR	FAIR VALUE Ñ

Palm Springs Unified School District, Election of 2004
Series B (FSA)
4.750%, 08/01/2035	$105	$107
Pittsburg Unified School District, Election of 2006
Series B (FSA)
5.500%, 08/01/2034	1,155	1,268
Pomona Unified School District
Series A (NATL)
6.150%, 08/01/2015	500	560
5.950%, 02/01/2017	855	968
Poway Unified School District, Election of 2008, District 2007-1-A
Zero Coupon Bond
5.500%, 08/01/2029 ¤	5,000	1,704
Puerto Rico Commonwealth
Series B (FSA)
6.500%, 07/01/2015	1,000	1,172
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	100	104
Roseville Joint Union High School District, Election of 2004
Series B (FGIC) (NATL)
5.000%, 08/01/2018	200	223
San Bernardino Community College District, Election of 2002
Series A
6.500%, 08/01/2027	1,265	1,545
San Diego Unified School District, Election of 2008
Series A, Convertible CABs
0.000% through 07/01/2019, thereafter 6.000%, 07/01/2033	2,000	1,291
San Mateo Union High School District, Election of 2000
Series B, Zero Coupon Bond (FGIC) (NATL)
3.653%, 09/01/2017 ¤	1,000	751
Santa Ana Union School District, Election of 2008
Series A
5.250%, 08/01/2028	1,000	1,070
Santa Barbara Community College District, Election of 2008
Series A
5.250%, 08/01/2027	1,000	1,101
Tulare Health Care District, Election 2005
Series B
6.375%, 08/01/2025	500	562
6.500%, 08/01/2026	1,005	1,132
Victor Valley Community College District, Election of 2008
Series A (AGTY)
5.000%, 08/01/2031	1,530	1,639
Victor Valley Joint Unified High School District, Election 2008-A
Convertible CABs (AGTY)
0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031 *	2,000	1,169
West Contra Costa Unified School District, Election of 2005
Series B
6.000%, 08/01/2024	1,100	1,321
West Covina Unified School District
Series A (NATL)
5.350%, 02/01/2020	770	848
Whittier Unified High School District
Zero Coupon Bond
5.916%, 08/01/2034 ¤ *	1,000	219

Total General Obligations		28,917

Certificates of Participation - 4.6%
Escondido
Series A (FGIC) (NATL)
5.625%, 09/01/2020	140	146
Los Angeles, Sonnenblick del Rio, West Los Angeles
(AMBAC)
5.375%, 11/01/2010	210	213
6.000%, 11/01/2019	330	342
Oakdale Irrigation District, Water Facilities Project
5.500%, 08/01/2034	805	863
Pasadena
Series C
4.500%, 02/01/2026	50	52
Poway
(AMBAC)
4.500%, 08/01/2016	585	622

DESCRIPTION	PAR	FAIR VALUE Ñ

Ramona Unified School District
Convertible CABs (FGIC) (NATL)
0.000% through 05/01/2012, thereafter 5.000%, 05/01/2032	$500	$447
Rowland Water District, Recycled Water Project
5.750%, 12/01/2024	565	632
5.750%, 12/01/2025	480	534
6.250%, 12/01/2039	500	555
Travis Unified School District
(FGIC) (NATL)
4.500%, 09/01/2016	300	303

Total Certificates of Participation		4,709

Total Municipal Bonds (Cost $97,095)		100,964

	SHARES

Short-Term Investment - 0.6%
Blackrock Liquidity Funds
0.240% Ω (Cost $612)	612,269	612

Total Investments ▲ - 99.5% (Cost $97,707)		101,576

Other Assets and Liabilities, Net - 0.5%		548

Total Net Assets - 100.0%		$102,124

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

¥	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009

*	Security purchased on a when-issued basis. On September 30, 2009 the total cost of investments purchased on a when-issued basis was $1,355 or 1.3% of total net assets.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $97,707. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,801
Gross unrealized depreciation	(932)

Net unrealized appreciation	$3,869

ACA — ACA Financial Guaranty Corporation
AGTY — Assured Guaranty
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of September 30, 2009, the aggregate market value of securities subject to AMT was $1,921 which represents 1.9% of total net assets.
CMI — California Mortgage Insurance Program
FGIC — Financial Guaranty Insurance Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
IBC — Insured Bond Certificate
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SGI — Syncora Guarantee Inc.

Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$67,338	$—	$67,338
General Obligations	—	28,917	—	28,917
Certificates of Participation	—	4,709	—	4,709
Short-Term Investment	612	—	—	612

Total Investments	$612	$100,964	$—	$101,576

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Colorado Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 98.0%
Revenue Bonds - 72.6%
Continuing Care Retirement Communities - 2.4%
Colorado Health Facilities Authority, Christian Living Communities Project
Series A
5.250%, 01/01/2014	$250	$258
5.750%, 01/01/2026	100	91
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	496
5.250%, 12/01/2025	200	191
Series B
6.125%, 12/01/2033	350	345
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2037	225	155
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.875%, 02/15/2026	100	89

		1,625

Education - 19.2%
Adams State College Auxiliary Facilities Improvement
Series A (STAID)
5.500%, 05/15/2034	1,340	1,468
5.500%, 05/15/2039	1,110	1,208
Anderson, Indiana, Economic Development, Anderson University Project
5.000%, 10/01/2032	350	288
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project
Series A (SMO)
4.625%, 12/15/2028	330	322
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project
(RAAI)
4.750%, 12/01/2014	220	216
4.750%, 12/01/2015	230	223
4.850%, 12/01/2025	250	209
Pre-refunded 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016 à	200	211
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project
Series A, Escrowed to Maturity
6.250%, 09/15/2011 ¥	120	128
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	1,000	1,014
Colorado Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation
(CIFG) (STAID)
5.000%, 08/01/2027	250	260
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School
Series A (SMO)
5.000%, 06/15/2018	240	258
5.000%, 06/15/2019	255	271
5.000%, 06/15/2020	265	279
5.250%, 06/15/2029	500	513
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School
Escrowed to Maturity
6.375%, 12/01/2011 ¥	650	689
Colorado Educational & Cultural Facilities Authority, Front Range Christian School Project
(LOC: Evangelical Christian, Wescorp Credit Union)
4.500%, 04/01/2018	225	237
4.500%, 04/01/2019	240	251
5.000%, 04/01/2037	750	760
Colorado Educational & Cultural Facilities Authority, Northwest Nazarene
4.500%, 11/01/2015	690	694

DESCRIPTION	PAR	FAIR VALUE Ñ

Colorado School Mines Enterprise
Series A (STAID)
5.000%, 12/01/2029	$475	$515
Fort Lewis College Board, Trustees Enterprise
Series A (FGIC) (NATL)
4.375%, 10/01/2020	100	106
Series B-1 (FGIC) (NATL)
4.375%, 10/01/2020	175	185
University of Colorado Enterprise System
Series A
5.750%, 06/01/2028	335	389
5.375%, 06/01/2032	500	556
University of Colorado Enterprise System, University of Colorado Regents
(NATL)
5.000%, 06/01/2032	500	532
Western State College Revenue
(STAID)
5.000%, 05/15/2034	1,000	1,046

		12,828

Healthcare - 20.0%
Aspen Valley Hospital District
4.375%, 10/15/2014	560	544
Boulder County Longmont United Hospital Project
(RAAI)
5.300%, 12/01/2010	330	335
Colorado Health Facilities Authority
Series B (FSA)
5.250%, 03/01/2036	600	636
Colorado Health Facilities Authority, Catholic Health Initiatives
Series D
5.125%, 10/01/2017	500	552
6.250%, 10/01/2033	500	566
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2016	350	364
6.900%, 12/01/2025	195	202
Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 à	305	334
Series A
5.250%, 06/01/2034	230	226
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America
Series A
5.000%, 07/01/2015	500	478
Colorado Health Facilities Authority, Longmont United Hospital
Series B (RAAI)
5.250%, 12/01/2013	860	882
4.625%, 12/01/2024	325	279
Colorado Health Facilities Authority, National Jewish Medical & Research Center
5.375%, 01/01/2016	1,000	1,001
Colorado Health Facilities Authority, Parkview Medical Center Project
Series B
5.000%, 09/01/2018	500	517
Colorado Health Facilities Authority, Portercare Adventist Health
Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 à	600	673
Colorado Health Facilities Authority, Poudre Valley Health Care
Series F
5.000%, 03/01/2025	350	336
Colorado Health Facilities Authority, Valley View Hospital Association Project
5.500%, 05/15/2028	400	399
Series A (RAAI)
5.000%, 05/15/2012	165	169
5.000%, 05/15/2013	500	512
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	410	424
Colorado Health Facilities, NCMC Inc. Project
Series A (FSA)
5.250%, 05/15/2026	1,000	1,083
Colorado Health Facilities, Parkview Medical Center Project
Series B
5.000%, 09/01/2029	355	344
Colorado Springs Hospital
6.250%, 12/15/2033	750	814

DESCRIPTION	PAR	FAIR VALUE Ñ

(FSA)
5.250%, 12/15/2022	$300	$331
Delta County Memorial Hospital District Enterprise
5.350%, 09/01/2017	720	726
Denver Health & Hospital Authority, Healthcare
Series A
4.750%, 12/01/2027	250	218
Halifax Florida Hospital, Medical Center
Series A
5.000%, 06/01/2038	325	303
La Junta, Arkansas Valley Regional Medical Center Project
6.100%, 04/01/2024	100	101

		13,349

Housing - 4.8%
Colorado Educational & Cultural Facilities Authority, Student Housing, Campus Village Apartment
5.000%, 06/01/2022	810	839
5.500%, 06/01/2038	120	121
Colorado Housing & Finance Authority
Series E-2 (AMT)
7.000%, 02/01/2030	30	31
Colorado Housing & Finance Authority, Multifamily Project
Series B-4, Class I
5.900%, 04/01/2031	100	101
Colorado Housing & Finance Authority, Single Family Program
Series B-2 (AMT)
7.100%, 04/01/2017	15	16
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project
(AMT) (FSA)
4.000%, 05/01/2012	270	280
4.000%, 11/01/2012	270	281
4.550%, 11/01/2017	1,000	1,044
5.200%, 11/01/2027	500	512

		3,225

Lease Revenue - 0.8%
Puerto Rico Public Buildings Authority, Government Facilities
Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	500	530

Miscellaneous - 2.7%
Colorado Educational & Cultural Facilities Authority
5.250%, 06/01/2021	750	763
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.900%, 07/01/2010	265	269
High Plains Metropolitan District
Series B, (LOC: Compass Bank)
4.375%, 12/01/2015	770	747

		1,779

Tax Revenue - 1.9%
Lone Tree Sales & Use Tax, Recreational Projects
Series A
5.000%, 12/01/2020	340	391
Park Meadows Business Improvement District, Shared Sales Tax
5.000%, 12/01/2017	250	217
5.300%, 12/01/2027	475	349
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	316

		1,273

Transportation - 10.1%
E-470 Public Highway Authority
Series B, Zero Coupon Bond (NATL)
5.243%, 09/01/2017 ¤	1,575	1,046
5.577%, 09/01/2019 ¤	960	556
5.937%, 09/01/2022 ¤	1,000	470
Series C, Convertible CABs (NATL)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017	500	506

DESCRIPTION	PAR	FAIR VALUE Ñ

Series D1 (NATL)
5.500%, 09/01/2024	$300	$301
Eagle County Air Terminal, Airport Terminal Improvement Project
Series B (AMT)
5.250%, 05/01/2020	205	167
Northwest Parkway Public Highway Authority
Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 ¥	1,500	1,578
Convertible CABs, Escrowed to Maturity (FSA)
0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016 ¥	1,000	1,063
Convertible CABs, Pre-refunded 06/15/2016 @ 100 (AMBAC)
0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021 à	1,000	1,078

		6,765

Utilities - 10.7%
Arkansas River Power Authority
6.000%, 10/01/2040	225	230
Aurora Water System, First Lien
Series A
4.750%, 08/01/2026	1,000	1,064
Broomfield Water Activity Enterprise
(NATL)
5.500%, 12/01/2017	500	526
5.500%, 12/01/2019	400	421
Colorado Housing & Finance Authority, Waste Disposal Management Income Project
(AMT)
5.700%, 07/01/2018	250	259
Colorado Springs Utilities
Series C
5.500%, 11/15/2048	1,200	1,308
Denver City & County Wastewater
(FGIC) (NATL)
5.250%, 11/01/2017	1,060	1,175
Eagle River Water & Sanitation District
(AGTY)
5.000%, 12/01/2034	800	842
Fort Collins Wastewater Utility Enterprise
(FSA)
5.500%, 12/01/2020	300	313
Public Authority for Colorado Energy Natural Gas
6.250%, 11/15/2028	425	462
Puerto Rico Electric Power Authority
Series WW
5.250%, 07/01/2025	500	524

		7,124

Total Revenue Bonds		48,498

General Obligations - 18.0%
Adams & Arapahoe Counties School District, #28J, Aurora
(STAID)
5.500%, 12/01/2021	300	356
5.500%, 12/01/2025	165	191
Antelope Water Systems, General Improvement District
4.875%, 12/01/2025	175	171
Boulder, Larimer & Weld Counties, St. Vrain Valley School District #RE1J
(STAID)
5.000%, 12/15/2033	2,000	2,150
Denver City & County School District #1
Series A (STAID)
5.000%, 12/01/2028	1,000	1,114
Denver West Metropolitan School District
4.125%, 12/01/2014	150	150
4.200%, 12/01/2015	480	476
Gunnison Watershed School District, #RE1J
Series 2009 (STAID)
5.250%, 12/01/2026	1,000	1,133
5.250%, 12/01/2033	1,800	1,974
North Range Metropolitan District #1
(ACA)
4.250%, 12/15/2018	560	455

DESCRIPTION	PAR	FAIR VALUE Ñ

Puerto Rico Commonwealth
Series A
5.500%, 07/01/2018	$500	$532
Series C-7 (NATL)
6.000%, 07/01/2027	250	267
Puerto Rico Commonwealth, Public Improvement
Series A
5.250%, 07/01/2026	375	380
Redmond Terminal Expansion Project
5.000%, 06/01/2039	255	257
Rio Blanco County School District, #RE1, Meeker
(STAID)
5.250%, 12/01/2022	500	568
5.250%, 12/01/2024	150	169
SBC Metropolitan School District
(ACA)
4.250%, 12/01/2015	445	467
Westglenn Metropolitan School District
6.000%, 12/01/2014	1,220	1,224

Total General Obligations		12,034

Certificates of Participation - 7.4%
Broomfield Open Space Park & Recreation Facilities
(AMBAC)
5.500%, 12/01/2020	800	831
Colorado Higher Education Capital Construction Lease
5.500%, 11/01/2019	425	496
5.500%, 11/01/2027	1,720	1,903
Colorado Springs, Public Facilities Authority, Old City Hall Project
(FSA)
5.500%, 12/01/2020	200	209
Garfield County Public Library, Regional Lease Purchase Financing Program
5.375%, 12/01/2027	835	894
Pueblo County, Capital Construction
4.400%, 12/01/2016	410	428
5.000%, 12/01/2024	200	205

Total Certificates of Participation		4,966

Total Municipal Bond (Cost $62,529)		65,498

	SHARES

Short-Term Investment - 0.3%
First American Tax Free Obligations Fund, Class Z
0.209% ± Ω (Cost $188)	187,730	188

Total Investments ▲ - 98.3% (Cost $62,717)		65,686

Other Assets and Liabilities, Net - 1.7%		1,130

Total Net Assets - 100.0%		$66,816

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009.

Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $62,717. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,741
Gross unrealized depreciation	(772)

Net unrealized appreciation	$2,969

ACA — ACA Financial Guaranty Corporation
AGTY — Assured Guaranty
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of September 30, 2009, the aggregate market value of securities subject to AMT was $2,590 which represents 3.9% of total net assets.
CIFG — CDC IXIS Financial Guaranty
COMGTY — Commonwealth Guaranty
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SMO — State Moral Obligation
STAID — State Aid Withholding
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$48,498	$—	$48,498
General Obligations	—	12,034	—	12,034
Certificates of Participation	—	4,966	—	4,966
Short-Term Investment	188	—	—	188

Total Investments	$188	$65,498	$—	$65,686

Schedule of Investments September 30, 2009, (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 97.7%
Alabama - 1.5%
Revenue Bonds - 1.2%
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project
Escrowed to Maturity
8.000%, 07/01/2011 ¥	$615	$666
Health Care Authority for Baptist Health
Series D
5.000%, 11/15/2015	755	770
Huntsville Electric System
(FSA)
4.000%, 12/01/2018	1,130	1,222
University of Alabama at Birmingham Hospital
Series A
5.000%, 09/01/2018	1,500	1,602
5.750%, 09/01/2022	4,000	4,404

		8,664

General Obligation - 0.3%
Mobile
Series B
5.000%, 02/15/2020	2,000	2,294

		10,958

Alaska - 0.0%
Revenue Bond - 0.0%
Aleutians East Borough Project, Aleutian Pribilof Islands
(ACA)
4.375%, 06/01/2015	400	359

Arizona - 4.2%
Revenue Bonds - 2.5%
Arizona Game & Fish Department, AGF Administration Building Project
4.500%, 07/01/2015	150	160
Arizona Health Facilities Authority, The Terraces Project
Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 à	3,300	3,975
Gilbert Public Facilities Municipal Property Corporation
5.500%, 07/01/2027	6,000	6,619
Phoenix Street & Highway User
Escrowed to Maturity
6.250%, 07/01/2011 ¥	900	916
Scottsdale Industrial Development Authority Hospital, Scottsdale Healthcare
Series A
5.000%, 09/01/2020	1,000	1,044
Tempe Industrial Development Authority, Friendship Village Project
Series A
5.375%, 12/01/2013	1,022	1,035
Tucson Airport Authority
(FSA)
5.000%, 06/01/2013	3,760	4,211

		17,960

General Obligations - 1.1%
Coconino & Yavapai Counties Joint Unified School District #9, Sedona School Improvement Project 2007
Series B
5.375%, 07/01/2028	1,350	1,475
Gila County United School District #10, Payson School Improvement Project of 2006
Series A (AMBAC)
5.000%, 07/01/2016	1,000	1,121
5.000%, 07/01/2017	1,050	1,179

DESCRIPTION	PAR	FAIR VALUE Ñ

Maricopa County School District #69, Paradise Valley
(NATL)
5.300%, 07/01/2011	$1,000	$1,074
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004
Series B (FSA)
4.750%, 07/01/2018	1,150	1,299
Pima County Unified School District #1, Tucson Project of 2004
Series C (FGIC) (NATL)
4.375%, 07/01/2018	1,000	1,086
4.500%, 07/01/2019	1,000	1,086

		8,320

Certificate of Participation - 0.6%
Arizona Board of Regents
Series B (AMBAC)
4.500%, 06/01/2018	4,120	4,426

		30,706

Arkansas - 0.6%
Revenue Bonds - 0.6%
North Little Rock Health Facilities Board, Baptist Health
Series B
5.750%, 12/01/2021	1,000	1,098
Pulaski County, Residential Housing Facilities Board
Escrowed to Maturity (FGIC) (FHA) (VA)
7.250%, 06/01/2010 ¥	380	396
University of Arkansas, Fayetteville
Series B (FGIC) (NATL)
4.500%, 11/01/2016	1,500	1,666
Washington County Hospital, Regional Medical Center
Series B
5.000%, 02/01/2016	1,145	1,171

		4,331

California - 8.7%
Revenue Bonds - 4.4%
Alameda Corridor Transportation Authority
Zero Coupon Bond (AMBAC)
4.560%, 10/01/2014 ¤	2,000	1,596
Apple Valley Redevelopment Agency, Tax Allocation, Project Area #2
(AMBAC)
4.500%, 06/01/2018	920	931
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Children’s Hospital
Series A
4.500%, 12/01/2018	1,525	1,533
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance
(CMI)
4.500%, 08/15/2012	335	351
5.000%, 08/15/2017	1,215	1,267
California Department of Water Resources and Power Supply Revenue
Series H (FSA)
5.000%, 05/01/2022	1,000	1,113
California Educational Facilities Authority, Lutheran University
Series C
5.000%, 10/01/2024	1,000	981
California Health Facilities Financing Authority, Adventist Health Systems West
Series C
5.125%, 03/01/2020	500	516
California Health Facilities Financing Authority, Children’s Hospital of Orange County
Series A
5.750%, 11/01/2018	3,000	3,196
California Public Works Board, Trustees California State University
Series D
6.000%, 04/01/2025	2,245	2,441
California Statewide Communities Development Authority, Elder Care Alliance
Series A, Escrowed to Maturity

DESCRIPTION	PAR	FAIR VALUE Ñ

7.250%, 11/15/2011 ¥	$795	$846
California Statewide Communities Development Authority, Health Facilities, Adventist Health
Series A
5.000%, 03/01/2030	700	677
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital
Series B (AMBAC) (CMI)
5.200%, 10/01/2037	1,000	960
California Statewide Communities Development Authority, Kaiser Permanente
Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,055	1,081
California Statewide Communities Development Authority, Los Angeles Jewish Home
(CMI)
5.000%, 11/15/2012	1,210	1,275
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company
Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	498
Golden State Tobacco Securitization Corporation
Pre-refunded 06/01/2010 @ 100
5.600%, 06/01/2028 à	2,450	2,534
Golden State Tobacco Securitization Corporation, California Tobacco Settlement
Series A, Convertible CABs (FSA)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022	2,350	2,160
Port Oakland
Series B (NATL)
5.000%, 11/01/2018	1,470	1,624
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project
Series A (RAAI)
5.000%, 09/01/2016	575	607
South Bayside Waste Management, Shoreway Environmental
Series A
5.250%, 09/01/2024	2,500	2,614
6.250%, 09/01/2029	1,200	1,313
Upland Community Redevelopment Agency Tax Allocation, Merged Project
(AMBAC)
4.250%, 09/01/2026	1,100	961
Whittier Public Finance Authority, Redevelopment Agency, Tax Allocation
Series A (AMBAC)
5.000%, 11/01/2021	995	1,023
Woodland Financial Authority
(SGI)
4.700%, 03/01/2019	815	857

		32,955

General Obligations - 4.3%
ABC Unified School District
Series A (NATL)
4.900%, 02/01/2020	1,565	1,664
California
5.000%, 02/01/2016	1,000	1,077
5.000%, 02/01/2017	2,000	2,159
4.000%, 08/01/2017	2,000	2,094
5.000%, 11/01/2018	245	253
5.000%, 08/01/2019	500	547
5.000%, 02/01/2021	1,500	1,592
5.000%, 12/01/2023	1,000	1,060
5.125%, 04/01/2024	500	526
Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2018 à	15	16
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	500	558
5.000%, 08/01/2024	2,000	2,178
Grant Joint Union High School District, Election of 2006
Zero Coupon Bond (FSA)
5.470%, 08/01/2026 ¤	1,300	524
Roseville Joint Union High School District
Series E

DESCRIPTION	PAR	FAIR VALUE Ñ

5.100%, 08/01/2019	$390	$407
San Bernardino Community College District, Election of 2002
Series A
6.500%, 08/01/2027	1,000	1,221
San Mateo Unified High School District
Series B, Zero Coupon Bond (FGIC) (NATL)
3.653%, 09/01/2017 ¤	1,000	751
Santa Ana Union School District, Election of 2008
Series A
5.250%, 08/01/2028	1,000	1,070
Santa Monica Community College District, 2002 Election
Series C, Zero Coupon Bond (NATL)
3.426%, 08/01/2016 ¤	2,000	1,570
Tulare Health Care District, Election 2005
Series B
6.000%, 08/01/2022	1,180	1,319
6.125%, 08/01/2023	1,410	1,578
6.250%, 08/01/2024	1,585	1,785
6.375%, 08/01/2025	1,265	1,423
6.500%, 08/01/2026	500	563
Victor Elementary School District
Series A, Zero Coupon Bond (FGIC) (NATL)
5.187%, 08/01/2023 ¤	2,030	999
Victor Valley Joint Unified High School District, Election 2008-A
Convertible CABs (AGTY)
0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031 *	3,000	1,754
West Contra Costa Unified School District, Election of 2005
Series B
6.000%, 08/01/2025	2,500	3,004

		31,692

		64,647

Colorado - 8.5%
Revenue Bonds - 7.8%
Adams County Pollution Control, Public Service Company Colorado Project
Series A (NATL)
4.375%, 09/01/2017	5,000	4,881
Adams State College Auxiliary Facilities Improvement
Series A (STAID)
5.500%, 05/15/2039	525	571
Arapahoe County, Single Family Mortgage
Escrowed to Maturity, Zero Coupon Bond
0.781%, 09/01/2010 ¥ ¤	9,320	9,254
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project
Series A, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 à	1,200	1,334
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School
Series A (SMO)
4.750%, 06/15/2022	175	180
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School
Escrowed to Maturity
6.375%, 12/01/2011 ¥	390	413
Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 à	1,500	1,691
7.250%, 12/01/2021 à	1,500	1,705
Colorado Educational & Cultural Facilities Authority, Pinnacle Charter School Project
Escrowed to Maturity
5.250%, 12/01/2011 ¥	630	662
Colorado Health Facilities Authority, Catholic Health
Series C-7 (FSA)
4.350%, 09/01/2020	725	754
Colorado Health Facilities Authority, Catholic Health Initiatives
Series D
5.125%, 10/01/2017	1,500	1,655

DESCRIPTION	PAR	FAIR VALUE Ñ

Colorado Health Facilities Authority, Christian Living Communities Project
Series A
5.250%, 01/01/2014	$600	$618
5.250%, 01/01/2015	620	636
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	495
Colorado Health Facilities Authority, Longmont United Hospital
Series B (RAAI)
4.250%, 12/01/2015	1,250	1,191
Colorado Health Facilities Authority, NCMC Inc. Project
Series B
6.000%, 05/15/2026	1,000	1,144
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	661
Colorado Health Facilities Authority, Retirement Facilities, Liberty
Series B, Escrowed to Maturity, Zero Coupon Bond
3.523%, 07/15/2020 ¥ ¤	10,000	6,860
Colorado Health Facilities Authority, Valley View Hospital Association Project
Series A (RAAI)
5.000%, 05/15/2012	500	512
5.000%, 05/15/2013	405	415
Colorado Springs Hospital
Series B (AMBAC)
1.399%, 12/15/2024 Ψ	5,000	5,000
E-470 Public Highway Authority
Series C, Convertible CABs (NATL)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017	1,500	1,519
High Plains Metropolitan District
Series B (LOC: Compass Bank)
4.375%, 12/01/2015	320	311
Hyland Hills Metropolitan Park & Recreation District, Special Revenue
(ACA)
5.000%, 12/15/2015	500	494
Mesa County
Escrowed to Maturity, Zero Coupon Bond
1.064%, 12/01/2011 ¥ ¤	5,500	5,375
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,205
Northwest Parkway Public Highway Authority
Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 ¥	2,750	2,894
Platte River Power Authority
Series GG (FSA)
4.500%, 06/01/2017	1,725	1,962
Walker Field Public Airport Authority Revenue
5.000%, 12/01/2022	1,000	996
Western State College Revenue
(STAID)
5.000%, 05/15/2028	570	606
5.000%, 05/15/2029	500	530

		57,524

General Obligations - 0.3%
Adams & Arapahoe Counties School District, #28J, Aurora
(STAID)
5.500%, 12/01/2021	1,125	1,334
North Range Metropolitan District #1
(ACA)
4.300%, 12/15/2019	1,000	796

		2,130

Certificates of Participation - 0.4%
Colorado Higher Education, Capital Construction Lease Program
5.250%, 11/01/2023	1,500	1,669
Rangeview Library District Projects
(AGTY)
4.500%, 12/15/2020	1,465	1,615

		3,284

		62,938

DESCRIPTION	PAR	FAIR VALUE Ñ

Connecticut - 0.1%
Revenue Bond - 0.1%
Connecticut Health & Educational Facilities Authority, Griffin Hospital
Series B (RAAI)
5.000%, 07/01/2014	$1,000	$1,023

Florida - 1.8%
Revenue Bonds - 1.5%
Halifax Hospital Medical Center
Series A
5.250%, 06/01/2026	2,250	2,266
Highlands County Health Facilities Authority, Adventist Health/Sunbelt
Series A, Mandatory Put 11/17/2015 @ 100
6.500%, 11/15/2038	2,000	2,312
Miami-Dade County Educational Facilities Authority, University of Miami
Series A
5.150%, 04/01/2023	2,520	2,657
North Brevard County Hospital, Parrish Medical Center Project
5.500%, 10/01/2028	2,100	2,213
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,447
Vero Beach Electric
Series A (FSA)
4.000%, 12/01/2019	350	371

		11,266

Certificate of Participation - 0.3%
Clay County School Board
Series B (NATL)
5.000%, 07/01/2018	2,205	2,332

		13,598

Georgia - 1.3%
Revenue Bonds - 1.2%
Atlanta Tax Allocation, Atlantic Station Project
(AGTY)
4.375%, 12/01/2018	2,000	2,131
Fulton County Residential Care Facilities, Canterbury Court Project
Series A
5.800%, 02/15/2018	4,500	4,323
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health
Series A
5.250%, 08/01/2023	2,000	2,122

		8,576

General Obligations - 0.1%
Fayette County School District
Convertible CABs (FSA)
0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014	500	524
0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015	265	280
0.000% through 09/01/2010, thereafter 4.350%, 03/01/2016	300	319

		1,123

		9,699

Hawaii - 0.7%
Revenue Bond - 0.7%
Hawaii Department of Budget & Finance
Series C1
7.500%, 11/15/2015	5,000	5,088

Idaho - 0.7%
Revenue Bonds - 0.6%
Idaho Health Facilities Authority, Trinity Health Group
Series B
6.000%, 12/01/2023	3,000	3,402
University of Idaho
Series B, Mandatory Put 04/01/2018 @ 100 (FSA)
4.500%, 04/01/2041	1,000	1,056

		4,458

DESCRIPTION	PAR	FAIR VALUE Ñ

Certificate of Participation - 0.1%
Madison County Hospital
5.000%, 09/01/2012	$500	$509

		4,967

Illinois - 15.9%
Revenue Bonds - 6.7%
Chicago Water
Zero Coupon Bond (FGIC) (NATL)
0.813%, 11/01/2009 ¤	6,450	6,445
Chicago, Midway Airport Project
Series C (NATL)
5.500%, 01/01/2014	1,300	1,464
Granite Single Family Mortgage
Series C, Escrowed to Maturity
7.750%, 10/01/2011 ¥	395	428
Illinois Development Finance Authority, Elgin School District
Zero Coupon Bond (FSA)
3.550%, 01/01/2018 ¤	2,750	2,057
Illinois Development Finance Authority, Elmhurst Community School District #205
Pre-refunded 01/01/2011 @ 100 (FSA)
6.375%, 01/01/2013 à	1,025	1,093
Illinois Development Finance Authority, Midwestern University
Series B, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 à	350	380
Illinois Educational Facilities Authority, Art Institute of Chicago
Mandatory Put 03/01/2017 @ 100
4.750%, 03/01/2030	1,000	1,071
Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	518
Illinois Finance Authority, Clare at Water Tower Project
Series A
5.400%, 05/15/2014 ¥	1,000	651
5.500%, 05/15/2015 ¥	1,000	651
Illinois Finance Authority, Edward Hospital
Series A (AMBAC)
6.000%, 02/01/2025	1,200	1,292
6.000%, 02/01/2026	1,280	1,368
6.000%, 02/01/2028	500	530
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	1,000	774
Illinois Finance Authority, Friendship Village Schaumburg
Series A
5.000%, 02/15/2015	2,500	2,453
Illinois Finance Authority, Illinois Institute of Technology
6.500%, 02/01/2023	1,000	1,068
Illinois Finance Authority, Landing at Plymouth Project
Series A
5.250%, 05/15/2014	1,320	1,313
Illinois Finance Authority, OSF Healthcare Systems
Series A
7.000%, 11/15/2029	4,000	4,431
Illinois Finance Authority, Peoples Gas, Light and Coke Co.
Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	1,500	1,528
Illinois Finance Authority, Roosevelt University
5.250%, 04/01/2022	500	514
5.400%, 04/01/2027	1,750	1,776
Illinois Finance Authority, Rush University Medical Center
Series A
6.750%, 11/01/2024	2,000	2,275
Series C
6.375%, 11/01/2029	1,500	1,639
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.500%, 02/15/2014	2,430	2,460

DESCRIPTION	PAR	FAIR VALUE Ñ

Illinois Health Facilities Authority, Evangelical
Escrowed to Maturity
6.750%, 04/15/2012 ¥	$845	$919
Illinois Health Facilities Authority, Mercy Hospital & Medical Center
Escrowed to Maturity
10.000%, 01/01/2015 ¥	525	652
Illinois Sales Tax
Series S
5.100%, 06/15/2010	2,000	2,066
Illinois Sports Facilities Authority, State Tax Supported
Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 4.750%, 06/15/2013	1,405	1,485
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016	1,620	1,753
Metropolitan Pier & Exposition Authority, State Sales Tax
Series A (FGIC) (NATL)
5.550%, 12/15/2011	675	688
Series B, Convertible CABs (NATL)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017	1,000	1,007
Southwestern Illinois Development Authority, Anderson Hospital
5.125%, 08/15/2026	2,000	1,874
Southwestern Illinois Development Authority, Local Government Program, Triad School District #2
(NATL)
5.000%, 10/01/2018	1,000	1,109

		49,732

General Obligations - 9.2%
Bolingbrook Park District
Series A (CIFG)
4.500%, 01/01/2017	1,840	2,015
Chicago
Series A, Convertible CABs (NATL)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016	2,000	2,167
Chicago City Colleges
Zero Coupon Bond (FGIC) (NATL)
3.110%, 01/01/2015 ¤	7,000	5,953
Chicago Park District, Limited Tax
Series B (AMBAC)
5.000%, 01/01/2020	5,545	6,041
Chicago Project & Refunding
Series A (FGIC) (NATL)
5.250%, 01/01/2011	2,345	2,470
Series A, Escrowed to Maturity (FGIC)
5.250%, 01/01/2011 ¥	2,655	2,809
Cook County
Series A (NATL)
6.250%, 11/15/2011	1,000	1,106
Cook County Community Unit School District #401, Elmwood Park
Zero Coupon Bond (FSA)
1.630%, 12/01/2011 ¤	3,625	3,500
Cook County High School District #205, Thornton Township
(AGTY)
5.250%, 12/01/2021	3,465	4,018
Cook County High School District #209, Proviso Township
(FSA)
5.000%, 12/01/2016	1,000	1,158
Cook County School District #102, La Grange
Zero Coupon Bond (FGIC) (NATL)
2.360%, 12/01/2013 ¤	2,440	2,213
Cook County School District #123, Oak Lawn
Zero Coupon Bond (NATL)
3.859%, 12/01/2015 ¤	2,250	1,777
Cook County School District #88, Bellwood
Series B (FSA)
5.000%, 12/01/2017	1,675	1,854
Du Page County Community High School District #94, West Chicago
(FSA)
7.250%, 11/01/2009	1,780	1,790
Elk Grove Village

DESCRIPTION	PAR	FAIR VALUE Ñ

(NATL)
4.125%, 01/01/2019	$1,000	$1,068
Grundy & Will Counties Community Unit School District #1
5.875%, 02/01/2019	1,550	1,853
5.875%, 02/01/2022	2,100	2,437
5.875%, 02/01/2024	2,545	2,917
Illinois, First Series
5.500%, 08/01/2015	4,500	4,653
Lake County School District #56, Gurnee
(FGIC) (NATL)
8.375%, 01/01/2010	1,290	1,314
Madison & Jersey Counties Unit School District #11, Alton
Zero Coupon Bond (FSA)
3.932%, 12/01/2019 ¤	2,100	1,413
McCook
5.000%, 12/01/2026	500	535
5.000%, 12/01/2028	1,000	1,058
Rockford School District #205
(FGIC) (NATL)
5.000%, 02/01/2014	500	554
Southwestern Illinois Development Authority, Edwardsville Community
(FSA)
5.000%, 12/01/2017	1,000	1,148
St Clair County, Alternative Revenue Source
4.500%, 10/01/2020	1,000	1,090
5.000%, 10/01/2022	1,100	1,224
Will & Grundy Counties Community College, District #525, Joliet Junior College
6.250%, 06/01/2024	535	637
5.750%, 06/01/2025	1,150	1,321
5.750%, 06/01/2026	310	354
Will County School District #86, Joliet
Zero Coupon Bond (FSA)
3.652%, 11/01/2017 ¤	3,870	2,888
Winnebago County School District #122, Harlem-Love Park
Zero Coupon Bond (FSA)
4.060%, 01/01/2017 ¤	3,000	2,241

		67,576

		117,308

Indiana - 1.3%
Revenue Bonds - 1.1%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2017	710	682
Avon Community School Building Corporation, First Mortgage
(AMBAC) (STAID)
4.500%, 07/15/2020	1,000	1,072
Indiana Transportation Finance Authority
Series A (AMBAC)
5.750%, 06/01/2012	1,820	2,032
Series A, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 ¥	180	193
Indiana University
Series K, Zero Coupon Bond (NATL)
1.470%, 08/01/2011 ¤	250	243
Portage Township Multi-School Building Corporation, First Mortgage
(NATL) (STAID)
4.000%, 07/15/2018	1,250	1,349
St. Joseph County Economic Development, Holy Cross Village, Notre Dame Project
Series A
5.750%, 05/15/2016	450	445
5.550%, 05/15/2019	230	222
St. Joseph County Hospital Authority, Memorial Health System
Series A (NATL)
4.750%, 08/15/2012	1,000	1,007
Zionsville Community Schools Building, First Mortgage
Pre-refunded 01/15/2012 @ 100 (FGIC) (STAID)
5.750%, 07/15/2015 à	775	860

		8,105

DESCRIPTION	PAR	FAIR VALUE Ñ

General Obligation - 0.2%
Gary Sanitation District, Special Taxing District
(RAAI)
3.750%, 02/01/2011	$1,260	$1,261

		9,366

Iowa - 1.3%
Revenue Bonds - 1.3%
Iowa Finance Authority Retirement Community, Friendship Haven Project
Series A
5.750%, 11/15/2019	500	473
Iowa Higher Education Authority, Private College Facility, Central College Project
(RAAI)
5.450%, 10/01/2026	1,000	1,008
Iowa Higher Education Authority, Wartburg College Project
Pre-refunded 10/01/2012 @ 100 (ACA)
5.500%, 10/01/2028 à	2,000	2,258
Series A
4.700%, 10/01/2016	925	903
4.750%, 10/01/2017	1,100	1,068
4.800%, 10/01/2018	1,155	1,118
5.000%, 10/01/2023	1,475	1,394
Muscatine Electric
Escrowed to Maturity
9.700%, 01/01/2013 ¥	1,140	1,312

		9,534

Kansas - 3.5%
Revenue Bonds - 2.7%
Johnson County Residual
Escrowed to Maturity, Zero Coupon Bond
1.416%, 05/01/2012 ¥ ¤	7,500	7,231
Kansas Development Finance Authority, Adventist Health
5.500%, 11/15/2023 *	2,200	2,436
Kansas Development Finance Authority, Health Facilities, Hays Medical Center
Series L
4.500%, 11/15/2017	1,405	1,436
Kansas Development Finance Authority, Health Facilities, Stormont-Vail Healthcare Services
Series F
5.000%, 11/15/2021	500	516
Kansas Development Finance Authority, Hospital Revenue, Adventist/Sunbelt
Series D
5.000%, 11/15/2024 *	1,400	1,458
Kansas Development Finance Authority, Kansas State Projects
Series K (NATL)
4.500%, 11/01/2019	1,850	2,043
La Cygne Environmental Improvement Revenue, Kansas City Power & Light
(SGI)
4.050%, 03/01/2015	1,000	1,061
Olathe Health Facilities, Olathe Medical Center
5.125%, 09/01/2021	1,000	1,053
Olathe Senior Living Facility, Catholic Care Campus
Series A
5.750%, 11/15/2013	700	723
5.750%, 11/15/2014	765	790
5.750%, 11/15/2015	820	839
Sedgwick & Shawnee Counties, Single Family Mortgages
Series A-2 (GNMA)
6.700%, 06/01/2029	240	244

		19,830

General Obligations - 0.8%
Johnson County Unified School District #231
Series B (AMBAC)
4.000%, 10/01/2017	500	532
Johnson County Unified School District #232
Series A (FSA)
4.250%, 09/01/2016	400	438
Johnson County Unified School District #512, Shawnee Mission

DESCRIPTION	PAR	FAIR VALUE Ñ

4.875%, 10/01/2019	$2,000	$2,320
Junction City
Series DU (FSA)
4.100%, 09/01/2020	1,500	1,616
Sedgwick County School District #267
(AMBAC)
5.250%, 11/01/2012	1,045	1,151

		6,057

		25,887

Kentucky - 0.5%
Revenue Bonds - 0.5%
Kentucky Economic Development Finance Authority, Louisville Arena Project
Subseries A-1 (AGTY)
5.750%, 12/01/2028	2,000	2,208
Kentucky Turnpike Authority
Escrowed to Maturity
6.000%, 07/01/2011 ¥	295	316
Louisville/Jefferson County Metropolitan Government College, Bellarmine University
Series A
6.000%, 05/01/2028	1,135	1,203

		3,727

Louisiana - 0.6%
Revenue Bonds - 0.3%
Louisiana Local Government Environmental Facilities, Community Development Authority
(AMT)
6.650%, 01/01/2025	475	413
St. Tammany Parish Sales Tax, District #3, Sales & Use Tax
(CIFG)
5.000%, 06/01/2017	1,405	1,551

		1,964

General Obligations - 0.3%
Calcasieu Parish School District #23, Public School Improvement
4.600%, 02/15/2020	500	510
4.800%, 02/15/2022	200	204
Louisiana
Series B (CIFG)
5.000%, 07/15/2015	1,300	1,482

		2,196

		4,160

Maine - 0.4%
Revenue Bond - 0.1%
Maine Health & Higher Educational Facilities Authority
Series B (FGIC) (NATL)
4.125%, 07/01/2018	740	800

General Obligation - 0.3%
Maine Municipal Bond Bank
Series B (FSA)
5.750%, 11/01/2010	2,000	2,110

		2,910

Maryland - 0.2%
Revenue Bonds - 0.2%
Westminster Educational Facilities, McDaniel College
5.000%, 11/01/2013	350	380
4.000%, 11/01/2015	700	721

		1,101

Massachusetts - 2.2%
Revenue Bonds - 2.0%
Massachusetts Bay Transportation Authority
Series A (COMGTY)
6.250%, 03/01/2012	1,875	2,100

DESCRIPTION	PAR	FAIR VALUE Ñ

Massachusetts Bay Transportation Authority, General Transportation System Project
Series C (FGIC) (NATL)
5.750%, 03/01/2010	$1,100	$1,125
Massachusetts Development Finance Agency, Health Care Facilities, Adventcare Project
Series A
6.650%, 10/15/2028	2,500	2,160
Massachusetts Health & Educational Facilities Authority, Berkshire Health System
Series F (AGTY)
5.000%, 10/01/2015	2,000	2,165
Massachusetts Health & Educational Facilities Authority, Caregroup
Series E-1
5.000%, 07/01/2028	250	250
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System
Series A (NATL)
5.100%, 07/01/2010	3,000	3,010
Massachusetts Port Authority
Escrowed to Maturity
13.000%, 07/01/2013 ¥	2,485	3,134
Massachusetts, Special Obligation
Series A
5.500%, 06/01/2013	1,000	1,143

		15,087

General Obligation - 0.2%
Springfield, State Qualified Municipal Purpose Loan
(FSA) (STAID)
4.500%, 08/01/2020	1,400	1,525

		16,612

Michigan - 2.8%
Revenue Bonds - 2.2%
Detroit Water Supply System
Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 ¥	170	184
Kalamazoo Hospital Finance Authority, Bronson Hospital
Series A (FSA)
5.000%, 05/15/2020	2,675	2,842
Michigan Grant Anticipation Bonds
(FSA)
4.500%, 09/15/2015	1,000	1,091
Michigan Hospital Finance Authority, Henry Ford Health Systems
Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 à	3,150	3,597
Michigan Municipal Board Authority, Local Government Loan Program, Group A
Series B (AMBAC)
5.000%, 12/01/2018	600	601
Romulus Economic Development Corporation, Partnership Project
Escrowed to Maturity
7.000%, 11/01/2015 ¥	1,300	1,651
Wayne Charter County Airport
Series A (AMT) (NATL)
5.250%, 12/01/2009	5,000	5,021
Western Michigan University
(FSA)
5.000%, 11/15/2023	1,300	1,440

		16,427

General Obligations - 0.6%
Algonac Community Schools, School Building & Site
Series I (FSA) (MQSBLF)
4.000%, 05/01/2019	840	893
Constantine Public Schools
(MQSBLF)
5.000%, 05/01/2016	1,075	1,191
Rochester Community School District
Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) (MQSBLF)
5.375%, 05/01/2011 à	2,000	2,058

		4,142

		20,569

DESCRIPTION	PAR	FAIR VALUE Ñ

Minnesota - 1.8%
Revenue Bonds - 1.8%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	$1,590	$1,622
Minneapolis & St. Paul Metropolitan Airports Commission
Series A (NATL)
5.000%, 01/01/2019	1,165	1,250
Minneapolis Health Care System, Fairview Health Services
Series A
6.375%, 11/15/2023	2,000	2,288
Minneapolis Hospital, St. Mary’s Hospital & Rehabilitation Center
Escrowed to Maturity
10.000%, 06/01/2013 ¥	550	650
Minnesota Agricultural & Economic Development Board, Health Care System
Series A
5.875%, 11/15/2011	2,135	2,225
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2020	1,255	1,276
5.500%, 05/01/2021	815	826
Minnesota Higher Education Facilities Authority, College of Art & Design
Series 6-K
5.000%, 05/01/2012	295	315
Monticello Big Lake Community Hospital District, Health Care Facilities
Series C
5.250%, 12/01/2011	1,485	1,523
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2019	1,235	1,306

		13,281

Mississippi - 0.2%
Revenue Bond - 0.2%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems
Series A
5.000%, 08/15/2016	1,440	1,471

Missouri - 2.0%
Revenue Bonds - 1.9%
Grundy County Industrial Development Authority, Health Facilities Revenue, Wright Memorial Hospital
5.600%, 09/01/2021	1,000	1,004
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,413
Kansas City Special Obligation, East Village Project
Series B (AGTY)
5.000%, 04/15/2022	505	569
Missouri Development Finance Board Infrastructure Facilities, Independence Electric System Project
Series D
5.625%, 06/01/2029	1,250	1,303
Missouri Development Finance Board Infrastructure Facilities, Independence-Crackerneck Creek
Series B
5.125%, 03/01/2022	2,000	2,018
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	1,132
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran
Series B
4.350%, 02/01/2015	850	831
4.375%, 02/01/2016	930	897
Missouri Joint Municipal Electric Utilities, Commission Power Project
Series A (AMBAC)

DESCRIPTION	PAR	FAIR VALUE Ñ

5.000%, 01/01/2018	$2,000	$2,176
Missouri Joint Municipal Electric Utilities, Commission Power Project, Plum Point Project
(NATL)
4.200%, 01/01/2018	1,000	990
Osage Beach Tax Increment, Prewitts Point Project
4.800%, 05/01/2016	1,650	1,487

		13,820

Certificate of Participation - 0.1%
Missouri Development Finance Board Infrastructure Facilities, Independence-Centerpoint
Series F
5.375%, 04/01/2024	1,000	1,016

		14,836

Montana - 0.5%
Revenue Bonds - 0.5%
Montana Facilities Finance Authority, Health Care Facilities, Master Loan Project, Northeast Montana
Series B
4.500%, 05/01/2018	405	432
Montana Facilities Finance Authority, Senior Living, St. Johns Lutheran
Series A
5.750%, 05/15/2016	1,800	1,735
6.000%, 05/15/2025	1,675	1,503

		3,670

Nebraska - 1.4%
Revenue Bonds - 1.4%
Douglas County Hospital Authority #2, Nebraska Medical Center, Clarkson Regional Health Guaranty
(AGTY)
5.000%, 11/15/2011	2,860	2,987
Douglas County Hospital Authority #3, Methodist Health
5.750%, 11/01/2028	1,000	1,036
Douglas County Zoo Facilities, Omaha’s Henry Doorly Zoo Project
4.750%, 09/01/2017	745	784
4.750%, 09/01/2018	740	771
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,983
Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project
(RAAI)
4.700%, 11/15/2011	500	521
4.800%, 11/15/2012	500	525
4.900%, 11/15/2013	600	627
Omaha Public Power District, Nebraska Electric
Series A
4.100%, 02/01/2019	1,370	1,472

		10,706

Nevada - 0.3%
Revenue Bonds - 0.3%
Carson City Hospital, Carson-Tahoe Hospital
5.750%, 09/01/2011	550	569
5.750%, 09/01/2012	580	606
Escrowed to Maturity
5.750%, 09/01/2011 ¥	450	490
5.750%, 09/01/2012 ¥	475	533

		2,198

New Hampshire - 0.5%
Revenue Bonds - 0.5%
New Hampshire Health & Education Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,275
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	966

DESCRIPTION	PAR	FAIR VALUE Ñ

New Hampshire Municipal Bond Bank
Series A (NATL)
4.500%, 02/15/2020	$1,300	$1,448

		3,689

New Jersey - 0.3%
Revenue Bond - 0.3%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,066

New York - 1.4%
Revenue Bond - 0.6%
Long Island Power Authority
Series B
5.250%, 12/01/2013	4,000	4,525

General Obligations - 0.8%
New York
Series A
5.750%, 08/01/2015	3,220	3,548
Series D
5.500%, 06/01/2012	2,000	2,210

		5,758

		10,283

North Carolina - 2.7%
Revenue Bonds - 2.6%
North Carolina Capital Facilities Finance Agency, Education Facilities, Meredith College
5.250%, 06/01/2020	900	928
North Carolina Eastern Power Agency
Series A (AGTY)
5.250%, 01/01/2022	1,700	1,869
Series D
5.375%, 01/01/2013	2,955	3,225
North Carolina Medical Care Commission Health Care Facilities, First Mortgage Presbyterian
Series B
4.875%, 10/01/2013	2,035	2,049
5.000%, 10/01/2014	2,120	2,125
North Carolina Municipal Power Agency #1, Catawba Electric
Series A
5.000%, 01/01/2026 *	5,940	6,315
Series A (FSA)
5.250%, 01/01/2016	2,000	2,199

		18,710

Certificate of Participation - 0.1%
Randolph County
(AMBAC)
5.000%, 02/01/2018	815	913

		19,623

North Dakota - 0.2%
Revenue Bond - 0.1%
Ward County Health Care Facility, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,212

General Obligation - 0.1%
Mandan
Series D (NATL)
4.000%, 05/01/2017	460	486

		1,698

Ohio - 1.4%
Revenue Bonds - 0.6%
Lake County Hospital Facilities, Lake Hospital System
Series C
5.500%, 08/15/2024	1,230	1,225
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	784

DESCRIPTION	PAR	FAIR VALUE Ñ

Ohio Higher Education Facilities, John Carroll University Project
4.000%, 04/01/2014	$1,135	$1,182
4.500%, 04/01/2015	1,000	1,061
Ohio Water Development Authority
Escrowed to Maturity
9.375%, 12/01/2010 ¥	380	394

		4,646

General Obligations - 0.6%
Barberton City School District
(OSDCEP)
4.750%, 12/01/2021	1,260	1,404
Huber Heights School District
4.750%, 12/01/2025	595	642
4.750%, 12/01/2026	640	687
Mason City School District
(FSA)
4.375%, 12/01/2019	1,095	1,211
Richland County, Limited Tax, Correctional Facilities Improvement
(AGTY)
5.875%, 12/01/2024	500	583

		4,527

Certificate of Participation - 0.2%
Akron
(AGTY)
5.000%, 12/01/2015	1,000	1,141

		10,314

Oklahoma - 1.1%
Revenue Bonds - 1.1%
Cherokee County Economic Development Authority
Series A, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
0.997%, 11/01/2011 ¥ ¤	3,340	3,272
McClain County Economic Development Authority, Educational Facilities Lease, Newcastle Public Schools Project
5.000%, 09/01/2011	345	359
5.000%, 09/01/2012	355	375
4.125%, 09/01/2013	250	258
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project
(AMT)
5.750%, 01/01/2023	1,430	1,129
South Oklahoma City
Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 à	2,145	2,207
Tulsa Industrial Authority, Educational Facilities, Holland Hall School Project
Series B
4.600%, 12/01/2009	610	613

		8,213

Oregon - 0.2%
General Obligation - 0.2%
Yamhill County School District #40, McMinnville
(FSA) (SBG)
5.000%, 06/15/2019	1,415	1,608

Pennsylvania - 1.6%
Revenue Bonds - 1.4%
Allegheny County Hospital, University of Pittsburgh Medical Center
Series B
5.000%, 06/15/2018	3,000	3,307
Delaware County College Authority, Neumann College
5.250%, 10/01/2020	535	561
5.375%, 10/01/2021	565	594
Delaware County Hospital Authority, Crozer-Chester Medical Center
(RAAI)
5.000%, 12/15/2015	1,275	1,252
5.000%, 12/15/2017	1,405	1,346
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care

DESCRIPTION	PAR	FAIR VALUE Ñ

6.125%, 02/01/2028	$1,000	$737
Westmoreland County Industrial Development Authority, Retirement Community, Redstone
Series A
5.375%, 01/01/2014	1,100	1,103
5.500%, 01/01/2016	1,200	1,180

		10,080

General Obligations - 0.2%
Bethel Park School District
(STAID)
4.125%, 08/01/2020	1,315	1,387
Ephrata Area School District
(FGIC) (NATL) (STAID)
4.500%, 04/15/2018	350	375

		1,762

		11,842

Puerto Rico - 0.7%
Revenue Bond - 0.1%
Puerto Rico Public Buildings Authority, Government Facilities
Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,059

General Obligation - 0.6%
Puerto Rico Commonwealth, Public Improvement
Series A
5.000%, 07/01/2020	4,000	4,058

		5,117

South Carolina - 1.4%
Revenue Bonds - 1.4%
Charleston Educational Excellence Financing Corporation, Charleston County School District Project
5.000%, 12/01/2013	2,000	2,238
Lexington County Health Services District
Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 à	2,000	2,316
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance
5.000%, 08/01/2018	1,000	1,010
Series A
6.000%, 08/01/2013	830	897
Series C
6.000%, 08/01/2013	2,000	2,161
South Carolina Public Service Authority
Series A (NATL)
5.500%, 01/01/2010	1,665	1,687

		10,309

South Dakota - 1.3%
Revenue Bonds - 1.0%
South Dakota Health & Educational Facilities Authority, Sanford Health
5.000%, 11/01/2024	1,000	1,034
South Dakota Health & Educational Facilities Authority, Vocational Education Program
(AGTY)
5.125%, 08/01/2028	1,500	1,612
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
4.750%, 09/01/2011	530	544
5.000%, 09/01/2012	1,000	1,041
5.000%, 09/01/2013	1,000	1,044
5.000%, 09/01/2025	1,770	1,751

		7,026

Certificate of Participation - 0.3%
Deadwood
Series 2005 (ACA)
5.000%, 11/01/2018	2,385	2,207

		9,233

DESCRIPTION	PAR	FAIR VALUE Ñ

Tennessee - 4.6%
Revenue Bonds - 4.3%
Chattanooga Health, Educational & Housing Facilities Board, Catholic Health Initiatives
Series D
6.125%, 10/01/2028	$2,265	$2,571
Jackson Hospital Revenue, Jackson-Madison Project
5.250%, 04/01/2023	4,000	4,216
Memphis-Shelby County Sports Authority, Memphis Arena Project
Series A
5.125%, 11/01/2024	4,430	4,682
Series B
5.500%, 11/01/2020	1,000	1,119
5.250%, 11/01/2025	1,860	1,972
Series C (NATL)
5.000%, 11/01/2017	3,175	3,515
Metropolitan Government of Nashville & Davidson County, Water Sewer
Escrowed to Maturity
6.400%, 04/01/2011 ¥	1,030	1,119
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare
Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 à	565	643
6.000%, 09/01/2016 à	935	1,065
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health System Project
(RAAI)
5.000%, 09/01/2016	2,000	1,900
Escrowed to Maturity
6.250%, 09/01/2011 ¥	1,465	1,613
6.250%, 09/01/2012 ¥	1,085	1,241
Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 à	2,215	2,546
Tennessee Energy Acquisition Corporation, Gas Revenue
Series A
5.000%, 09/01/2014	3,500	3,698

		31,900

General Obligation - 0.3%
Memphis
(NATL)
5.000%, 10/01/2016	2,000	2,333

		34,233

Texas - 10.1%
Revenue Bonds - 4.1%
Brazos River Harbor Navigation District, Brazoria County Environmental, Dow Chemical Company Project
Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	982
El Paso Water & Sewer
Series A (FSA)
4.000%, 03/01/2018	650	690
Grapevine Industrial Development Corporation, Air Cargo
(AMT)
6.500%, 01/01/2024	480	414
Gregg County Health Facilities Development, Good Shepherd Medical Center Project
Series A
5.750%, 10/01/2009	2,895	2,895
5.000%, 10/01/2013	1,230	1,270
Harris County Health Facilities Development Corporation, Memorial Hermann Healthcare System
Series B
7.125%, 12/01/2031	1,950	2,222
Houston Health Facilities Development Corporation, Buckingham Senior Living Community
Series A, Pre-refunded 02/15/2014 @ 101
7.000%, 02/15/2023 à	2,000	2,427
League City Waterworks & Sewer System
(FSA)

DESCRIPTION	PAR	FAIR VALUE Ñ

4.000%, 02/15/2018	$1,230	$1,323
4.375%, 02/15/2023	1,315	1,380
Lubbock Educational Facilities Authority, Lubbock Christian University
5.000%, 11/01/2016	1,000	1,031
North Texas Tollway Authority, First Tier
Series A
6.000%, 01/01/2024	2,500	2,793
Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	3,000	3,241
Odessa Housing Finance Corporation, Residual Values
Escrowed to Maturity, Zero Coupon Bond (NATL)
1.414%, 06/01/2012 ¥ ¤	1,465	1,411
San Leanna Educational Facilities Corporation Higher Education, Saint Edwards University Project
5.000%, 06/01/2019	575	599
Tarrant County Cultural Education Facilities, Finance Corporation Retirement Facilities, Northwest Senior Housing, Edgemere Project
Series A
5.750%, 11/15/2014	1,235	1,281
Texas Transportation Commission, First Tier
5.000%, 04/01/2017	2,000	2,359
Travis County Health Facilities, Development Corporation Retirement Facilities, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	946
5.500%, 11/15/2025	900	795
Tyler Health Facilities Development Corporation, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,026
Victoria Utilities Systems
(AMBAC)
4.400%, 12/01/2019	1,000	1,080

		30,165

General Obligations - 6.0%
Alvin Independent School District, Schoolhouse
(PSFG)
4.125%, 02/15/2019	1,110	1,200
Brownsville
(NATL)
5.000%, 02/15/2017	2,125	2,343
Corinth
(NATL)
4.500%, 02/15/2019	1,180	1,281
Dallas
(NATL)
4.500%, 02/15/2027	5,000	5,256
Dallas County Utilities & Reclamation District
Series A (AMBAC)
5.150%, 02/15/2022	5,715	5,871
El Paso County
(NATL)
5.000%, 02/15/2018	2,440	2,835
Elgin Independent School District, School Building
(PSFG)
4.375%, 08/01/2019	1,120	1,245
Fort Bend Independent School District
4.550%, 02/15/2025	2,000	2,165
Frisco
(AMBAC)
4.500%, 02/15/2016	2,045	2,303
(FGIC) (NATL)
5.000%, 02/15/2018	1,125	1,158
5.000%, 02/15/2019	1,675	1,722
Galena Park Independent School District, School Building
(PSFG)
4.000%, 08/15/2019	1,070	1,162
Giddings Independent School District, School Building
(PSFG)
4.250%, 02/15/2019	875	963
Grand Prairie Independent School District, School Building
Series A (PSFG)
4.500%, 02/15/2018	635	716

DESCRIPTION	PAR	FAIR VALUE Ñ

Howard County Junior College District
(AMBAC)
4.250%, 02/15/2018	$715	$770
Kaufman County
(FSA)
5.000%, 02/15/2017	1,000	1,081
Lubbock, Water Works System
Series A (FSA)
4.500%, 02/15/2019	300	331
Mansfield Independent School District, School Building
(PSFG)
5.000%, 02/15/2022	770	857
Montgomery County
(FSA)
4.000%, 03/01/2017	120	131
North Harris Montgomery Community College District
(FGIC) (NATL)
5.375%, 02/15/2015	95	104
Northwest Texas Independent School District
(PSFG)
4.500%, 02/15/2026	1,000	1,049
Plano Independent School District, School Building
Series A
5.000%, 02/15/2025	1,000	1,122
San Angelo
Series A (NATL)
4.400%, 02/15/2019	875	960
San Antonio
4.125%, 02/01/2019	1,000	1,082
4.250%, 02/01/2020	1,140	1,232
Sunnyvale School District, School Building
(PSFG)
4.400%, 02/15/2020	870	958
Teague Independent School District, School Building
(PSFG)
5.000%, 02/15/2019	2,210	2,586
Texas, Water Financial Assistance
Series A
5.000%, 08/01/2017	1,500	1,770
Victoria Independent School District, School Building
(PSFG)
5.000%, 02/15/2018	500	581

		44,834

		74,999

Utah - 0.6%
Revenue Bonds - 0.6%
Salt Lake & Sandy Metropolitan Water District
Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,908
South Jordan, Sales Tax
Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 à	1,000	1,090
Weber Basin Water Conservancy District
Series A (AMBAC)
4.375%, 10/01/2018	400	442

		4,440

General Obligation - 0.0%
Ashley Valley Water & Sewer Improvement District
Escrowed to Maturity (AMBAC)
10.900%, 01/01/2010 ¥	315	323

		4,763

Washington - 4.3%
Revenue Bonds - 1.3%
Snohomish County Housing Authority
6.300%, 04/01/2016	790	800
Washington Health Care Facilities Revenue, Central Washington Health Services

DESCRIPTION	PAR	FAIR VALUE Ñ

6.250%, 07/01/2024	$3,125	$3,319
6.750%, 07/01/2029	2,000	2,168
Washington Housing Finance Commission, Skyline at First Hill Project
Series B
5.100%, 01/01/2013	3,000	2,964

		9,251

General Obligations - 3.0%
Clark County School District #37, Vancouver
(FSA)
5.250%, 12/01/2014	1,515	1,762
King County School District #401, Highline Public Schools
(FSA) (SBG)
5.250%, 12/01/2025	500	561
King County School District #412, Shoreline
(SBG)
5.750%, 12/01/2021	265	319
Snohomish County, Limited Tax
(NATL)
5.375%, 12/01/2019	4,440	4,663
Pre-refunded 12/01/2011 @ 100 (NATL)
5.375%, 12/01/2019 à	560	612
Spokane County School District #356, Central Valley
Series B, Zero Coupon Bond (FGIC) (NATL)
2.420%, 12/01/2014 ¤	5,690	5,025
Spokane County School District #81, Spokane
(NATL)
5.000%, 06/01/2016	1,000	1,142
Washington
Series C
5.500%, 07/01/2014	2,275	2,667
Series S-5, Zero Coupon Bond (FGIC) (NATL)
2.700%, 01/01/2016 ¤	3,000	2,537
Washington, Various Purpose
Series R-A (AMBAC)
5.000%, 01/01/2025	3,000	3,250

		22,538

		31,789

Wisconsin - 2.0%
Revenue Bonds - 1.7%
Franklin Solid Waste Disposal, Waste Management Wisconsin Income
Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	2,010
Wisconsin Health & Educational Facilities Authority, Aurora Health Care Income
Series A
5.500%, 02/15/2020	1,500	1,503
Wisconsin Health & Educational Facilities Authority, Childrens Hospital
Series B
4.350%, 08/15/2019	1,350	1,402
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Income Project
5.750%, 12/01/2019	2,000	1,982
Wisconsin Health & Educational Facilities Authority, Fort Healthcare Income Project
5.375%, 05/01/2018	1,250	1,263
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic
Series B
5.500%, 02/15/2013	850	877
Wisconsin Health & Educational Facilities Authority, Southwest Health Center
Series A
6.125%, 04/01/2024	1,500	1,373
Wisconsin Health & Educational Facilities Authority, Vernon Memorial Healthcare Income Project
4.650%, 03/01/2015	910	894
Wisconsin Health & Educational Facilities Authority, Wisconsin Medical College
Series A (NATL)
5.000%, 12/01/2015	1,450	1,577

		12,881

DESCRIPTION	PAR	FAIR VALUE Ñ

General Obligation - 0.3%
Door County
Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 Ë	$1,720	$1,838

		14,719

Wyoming - 0.3%
Revenue Bond - 0.3%
Lincoln County, Pacificorp Project
Mandatory Put 06/03/2013 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,301

Total Municipal Bonds (Cost $681,092)		722,449

	SHARES

Short-Term Investments - 2.7%
Money Market Fund - 2.7%
First American Tax Free Obligations Fund, Class Z
0.210% θ Ω	19,752,118	19,752

	PAR

Variable Rate Demand Note § - 0.0%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Board Program
Series A-9 (LOC: Bank of America)
0.300%, 09/01/2036	$300	$300

Total Short-Term Investments (Cost $20,052)		20,052

Total Investments▲ - 100.4% (Cost $701,144)		742,501

Other Assets and Liabilities, Net - (0.4)%		(3,241)

Total Net Assets - 100.0%		$739,260

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

¥	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009.

Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

*	Security purchased on a when-issued basis. On September 30, 2009 the total cost of investments purchased on a when-issued basis was $9,757 or 1.3% of total net assets.

Ψ	Auction rate security. The coupon rate shown represents the rate as of September 30, 2009.

¥	Illiquid security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2009, the fair value of this investment was $1,302 or 0.2% of total net assets. Additional information regarding such illiquid securities is presented in the following table:

		Dates
Security	Par	Acquired	Cost Basis

Illinois Finance Authority, Clare at Water Tower Project, Series A	$1,000	11/05	$993
Illinois Finance Authority, Clare at Water Tower Project, Series A	1,000	11/05	992

Ë	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

θ	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

§	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2009

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $701,144. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$46,359
Gross unrealized depreciation	(5,002)

Net unrealized appreciation	$41,357

ACA – ACA Financial Guaranty Corporation
AGTY – Assured Guaranty
AMBAC — American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax. As of September 30, 2009, the aggregate market value of securities subject to the AMT was $12,270, which represents 1.7% of total net assets.
CIFG – CDC IXIS Financial Guaranty
CMI – California Mortgage Insurance Program
COMTGY – Commonwealth Guaranty
FGIC — Financial Guaranty Insurance Corporation
FHA – Federal Housing Authority
FSA — Financial Security Assurance
GNMA – Government National Mortgage Association
LOC – Letter of Credit
MQSBLF – Michigan Qualified School Board Loan Fund Program
NATL — National Public Finance Guarantee Corporation
OSDCEP – Ohio School District Credit Enhancement Program
PSFG – Permanent School Fund Guaranty
RAAI – Radian Asset Assurance Inc.
SBG – School Board Guaranty
SGI — Syncora Guarantee Inc.
SMO – State Moral Obligation
STAID – State Aid Withholding
VA – Veterans Administration
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$486,130	$—	$486,130
General Obligations	—	220,491	—	220,491
Certificates of Participation	—	15,828	—	15,828
Short-Term Investments	19,752	300	—	20,052

Total Investments	$19,752	$722,749	$—	$742,501

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 93.6%
Revenue Bonds - 65.8%
Continuing Care Retirement Communities - 1.0%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects
Series A
5.550%, 07/01/2027	$1,000	$888
Glencoe Health Care Facilities, Glencoe Regional Health Services Project,
Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 à	1,000	1,107

		1,995

Economic Development - 1.5%
Minneapolis Community Development Agency
Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 à	1,000	1,099
Minneapolis Development Revenue, Common Bond
Series 1A (AMT)
4.550%, 12/01/2013	480	508
4.625%, 12/01/2014	505	535
Minneapolis Supported Development, Common Bond
Series 2A (AMT)
5.125%, 06/01/2022	1,000	1,001

		3,143

Education - 12.5%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	467
Minnesota Colleges & Universities
Series A
4.000%, 10/01/2022	985	1,039
4.000%, 10/01/2023	1,755	1,831
Minnesota Higher Education Facilities Authority, Augsburg College
Series 4-Y
5.000%, 10/01/2011	500	501
5.000%, 10/01/2012	500	500
Series 6-C
4.750%, 05/01/2018	1,075	1,093
Series 6-J1
5.000%, 05/01/2013	320	346
5.000%, 05/01/2016	375	404
5.000%, 05/01/2020	1,295	1,350
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2018	1,125	1,152
5.500%, 05/01/2019	1,185	1,206
5.500%, 05/01/2024	1,050	1,048
Minnesota Higher Education Facilities Authority, College of Art & Design
Series 5-K
5.000%, 05/01/2011	170	175
Series 6-K
5.000%, 05/01/2013	310	336
5.000%, 05/01/2014	320	347
5.000%, 05/01/2015	340	370
5.000%, 05/01/2016	355	382
5.000%, 05/01/2017	370	394
Minnesota Higher Education Facilities Authority, St. Benedict College
Series V
4.500%, 03/01/2017	1,585	1,668
Minnesota Higher Education Facilities Authority, St. Catherine College
Series 5-N1
5.250%, 10/01/2022	500	502
Minnesota Higher Education Facilities Authority, St. John’s University
Series 6-U
4.200%, 10/01/2019	290	306
4.300%, 10/01/2020	385	407

DESCRIPTION	PAR	FAIR VALUE Ñ

4.500%, 10/01/2022	$145	$153
Minnesota Higher Education Facilities Authority, St. Olaf College
Series 6-O
5.000%, 10/01/2016	500	563
4.500%, 10/01/2019	250	257
Minnesota Higher Education Facilities Authority, St. Scholastica College
Series 5-J
5.250%, 12/01/2011	300	306
Series 6-S
4.375%, 12/01/2016	360	366
4.500%, 12/01/2017	380	385
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 6-I
4.000%, 04/01/2014	1,045	1,117
Series 6-X
4.500%, 04/01/2021	500	528
5.000%, 04/01/2024	1,250	1,355
Moorhead Educational Facilities, Concordia College
Series A
4.100%, 12/15/2014	500	526
4.200%, 12/15/2015	880	925
4.300%, 12/15/2016	925	967
5.000%, 12/15/2018	1,005	1,067
5.000%, 12/15/2019	1,060	1,117
University of Minnesota
Series C
5.000%, 12/01/2019	1,000	1,184

		26,640

Healthcare - 26.9%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	748
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	306
4.250%, 09/01/2015	500	502
5.000%, 09/01/2017	500	517
5.000%, 09/01/2018	1,050	1,079
5.000%, 09/01/2019	1,110	1,135
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	404
5.000%, 06/01/2017	1,340	1,255
5.000%, 06/01/2019	1,320	1,203
Duluth Economic Development Authority, Benedictine Health System-St. Mary’s,
Pre-refunded 02/15/2014 @ 100
5.375%, 02/15/2022 à	2,045	2,357
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	782
5.000%, 04/01/2014	800	823
5.000%, 04/01/2015	845	862
5.000%, 04/01/2017	1,815	1,823
Hastings Health Care Facility, Regina Medical Center
(ACA)
5.000%, 09/15/2013	400	400
Maple Grove Health Care Facilities, North Memorial Health Care
4.500%, 09/01/2017	1,730	1,733
Maple Grove Health Care System, Maple Grove Hospital
5.000%, 05/01/2017	1,000	1,086
Marshall Medical Center, Avera Marshall Regional Medical Center Project
4.500%, 11/01/2013	345	350
4.750%, 11/01/2020	1,155	1,120
Meeker County Hospital Facilities, Memorial Hospital Project
5.625%, 11/01/2022	1,000	1,016
Minneapolis Health Care System, Allina Health System
Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 à	2,500	2,876
5.750%, 11/15/2032 à	1,300	1,486
Minneapolis Health Care System, Fairview Health Services
Series A
6.375%, 11/15/2023	4,000	4,575
Series A, Escrowed to Maturity
5.000%, 05/15/2012 ¥	605	668

DESCRIPTION	PAR	FAIR VALUE Ñ

Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	$280	$289
5.500%, 02/01/2012	200	210
5.500%, 02/01/2015	730	761
Minnesota Agricultural & Economic Development Board, Health Care Systems
Series A (NATL)
5.500%, 11/15/2017	305	306
5.750%, 11/15/2026	10	10
Monticello-Big Lake Community Hospital District, Health Care Facilities
Series C
5.750%, 12/01/2015	2,320	2,384
Northfield Hospital
5.000%, 11/01/2013	880	900
5.000%, 11/01/2014	920	938
5.500%, 11/01/2017	1,080	1,107
Plymouth Health Facilities, Westhealth Project
Series A (FSA)
6.200%, 06/01/2011	935	938
Redwood Falls Hospital Facilities, Redwood Area Hospital Project
5.000%, 12/01/2021	1,015	980
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	308
5.000%, 09/01/2017	1,785	1,813
St. Cloud Health Care Facilities, CentraCare Health System Project (AGTY)
5.375%, 05/01/2031	1,000	1,070
St. Cloud Health Care Facilities, St. Cloud Hospital Obligated Group
Series A (FSA)
5.750%, 05/01/2026	2,500	2,559
St. Louis Park Health Care Facilities, Park Nicollet Health Services
Series C
5.625%, 07/01/2026	2,500	2,642
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2015	500	535
5.000%, 11/15/2019	1,200	1,269
St. Paul Housing & Redevelopment Authority, Health Partners Obligated Group Project
5.250%, 05/15/2019	1,350	1,369
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,661
St. Paul Port Authority, HealthEast Midway Campus
Series A
5.250%, 05/01/2015	1,500	1,450
5.750%, 05/01/2025	2,000	1,864
Stillwater Health Care, Health Systems Obligated Group
4.250%, 06/01/2015	500	509
4.250%, 06/01/2016	260	262
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.000%, 12/01/2013	400	429
Winona Health Care Facilities
Series A
5.300%, 07/01/2017	525	533
Winona Health Care Facilities, Winona Health Obligated Group
5.000%, 07/01/2020	1,000	988

		57,190

Housing - 1.3%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages
(AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	32	32
Moorhead Senior Housing, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	1,810
Worthington Housing Authority, Meadows Worthington Project
Series A
5.000%, 11/01/2017	1,000	946

		2,788

Lease Revenue - 2.6%
Andover Economic Development Authority Public Facilities, Community Center,
Crossover Refunded 02/01/2014 @ 100
5.000%, 02/01/2019 Ë	730	812
5.000%, 02/01/2019 Ë	495	550

DESCRIPTION	PAR	FAIR VALUE Ñ

Pine County Housing & Redevelopment Authority
Series A
4.500%, 02/01/2016	$465	$492
4.500%, 02/01/2017	385	402
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.500%, 12/01/2019	180	191
4.500%, 12/01/2020	290	305
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center
4.000%, 06/01/2012	195	198
St. Paul Port Authority, Office Building
5.000%, 12/01/2019	2,415	2,563

		5,513

Miscellaneous - 1.0%
Seaway Port Authority of Duluth, Cargill Inc. Project
4.200%, 05/01/2013	2,000	2,061

Tax Revenue - 1.8%
Hennepin County Sales Tax, Ballpark Project
Series B
4.375%, 12/15/2022	555	600
5.000%, 12/15/2029	1,000	1,097
Minneapolis St. Anthony Falls Project
5.000%, 02/01/2017	1,040	897
5.300%, 02/01/2021	570	458
Minneapolis Tax Increment, Grant Park Project
5.200%, 02/01/2022	1,000	855

		3,907

Transportation - 6.9%
Minneapolis & St. Paul Metropolitan Airports Commission
Series A (NATL)
5.000%, 01/01/2019	1,000	1,073
5.000%, 01/01/2020	2,200	2,361
Series B (AMBAC) (AMT)
5.000%, 01/01/2020	2,125	2,159
Series B (AMT) (FGIC) (NATL)
5.750%, 01/01/2010	2,380	2,409
5.625%, 01/01/2014	1,000	1,012
Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 à	3,095	3,270
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	986
Puerto Rico Commonwealth, Highway & Transportation Authority
Series X (IBC) (NATL)
5.500%, 07/01/2013	1,250	1,343

		14,613

Utilities - 10.3%
Chaska Electric
Series A
5.650%, 10/01/2009	720	720
5.650%, 10/01/2010	760	791
4.200%, 10/01/2015	1,000	1,071
Cohasset Pollution Control, Allete Project
(IBCC) (RAAI)
4.950%, 07/01/2022	2,230	2,268
Litchfield Electric Utilities
Series C (AGTY)
5.000%, 02/01/2029	500	528
Marshall Public Utilities
Series A (AGTY)
3.500%, 07/01/2016	315	326
3.500%, 07/01/2017	275	281
3.750%, 07/01/2018	340	349
Minnesota State Municipal Power Agency
4.125%, 10/01/2017	420	447
5.250%, 10/01/2022	1,000	1,094
Northern Municipal Power Agency, Minnesota Electric Systems
Series A (AGTY)
5.000%, 01/01/2019	1,000	1,124
5.000%, 01/01/2021	2,000	2,203
Series A (AMBAC)
5.000%, 01/01/2013	380	414
5.000%, 01/01/2017	460	515

DESCRIPTION	PAR	FAIR VALUE Ñ

Puerto Rico Commonwealth, Aqueduct & Sewer Authority
Series A (AGTY)
5.000%, 07/01/2016	$500	$553
Shakopee Public Utilities
Series A (FSA)
4.250%, 02/01/2018	295	315
Southern Minnesota Municipal Power Agency
Series A (AMBAC)
5.250%, 01/01/2014	2,000	2,231
Series A, Zero Coupon Bond (NATL)
3.690%, 01/01/2020 ๏	3,500	2,406
3.860%, 01/01/2021 ๏	5,000	3,252
Western Minnesota Municipal Power Agency
Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,004

		21,892

Total Revenue Bonds		139,742

General Obligations - 25.3%
Anoka County Capital Improvement
Series A
4.100%, 02/01/2018	610	657
5.000%, 02/01/2020	1,000	1,160
Series B
4.550%, 01/01/2011	1,335	1,369
Series C
4.100%, 02/01/2018	285	316
4.200%, 02/01/2019	595	659
Series D
5.000%, 02/01/2024	500	552
Anoka-Hennepin Independent School District #11
Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2012 Ë	1,000	1,043
5.375%, 02/01/2013 Ë	600	610
Anoka-Hennepin Independent School District #11,
Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2014 Ë	2,000	2,086
Burnsville Independent School District #191, Alternative Facilities
Series A (MSDCEP)
4.250%, 02/01/2020	1,200	1,328
Chaska Independent School District #112, School Building
Series A (MSDCEP) (NATL)
4.250%, 02/01/2019	1,000	1,105
Chatfield Independent School District #227, School Building
Series A (FSA) (MSDCEP)
4.000%, 02/01/2018	450	501
Dakota County Capital Improvement
Series C
4.850%, 02/01/2010	1,000	1,015
Dakota County Community Development Agency, Senior Housing Facilities
Series A
4.375%, 01/01/2019	510	561
4.500%, 01/01/2020	215	236
Dassel Cokato Independent School District #466, School Building
Series A (MSCDEP)
4.000%, 03/01/2014	300	328
Duluth DECC Improvement
Series A
4.500%, 02/01/2021	1,160	1,283
4.500%, 02/01/2022	465	510
4.625%, 02/01/2024	1,100	1,194
Duluth Independent School District #709
Series A (FSA) (MSDCEP)
4.250%, 02/01/2022	1,150	1,245
Lakeville Independent School District #194
Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 Ë	1,260	1,394
Minneapolis Special School District #1
(MSDCEP)
4.000%, 02/01/2018	1,135	1,224

DESCRIPTION	PAR	FAIR VALUE Ñ

Moorhead Independent School District #152,
Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 Ë	$3,450	$3,746
5.000%, 04/01/2016 Ë	2,510	2,726
Mounds View Independent School District #621, School Building
Series A (MSDCEP)
3.250%, 02/01/2017	625	648
4.000%, 02/01/2021	1,000	1,053
4.000%, 02/01/2022	750	781
Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 Ë	1,000	1,054
Series A, Crossover Refunded 02/01/2012 @ 100 (MSDCEP)
5.000%, 02/01/2019 Ë	2,565	2,740
Series A, Crossover Refunded 02/01/2012 @ 100 (MSDCEP) (NATL)
5.000%, 02/01/2018 Ë	2,340	2,470
New Prague Independent School District #721, School Building
Series A (MSDCEP) (SGI)
3.750%, 02/01/2020	525	542
3.875%, 02/01/2022	475	485
Pequot Lakes Independent School District #186,
Crossover Refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 Ë	500	544
Perham, Disposal System
(AMT)
5.850%, 05/01/2015	1,205	1,240
Puerto Rico Commonwealth
(NATL)
6.000%, 07/01/2014	1,605	1,757
Series A
5.500%, 07/01/2018	1,000	1,064
5.500%, 07/01/2018	575	611
Series A (SGI)
5.500%, 07/01/2017	1,000	1,070
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	1,000	1,044
Robbinsdale Independent School District #281, Alternative Facility
Series B (MSDCEP)
4.500%, 02/01/2021	500	559
Rochester Wastewater
Series A
4.000%, 12/01/2018	1,140	1,261
Sauk Rapids Independent School District #47
Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP)
1.707%, 02/01/2013 ๏ Ë	1,055	921
Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP)
1.707%, 02/01/2012 ๏ Ë	1,790	1,656
South Washington County, Independent School District #833
Series B (FSA) (MSDCEP)
5.000%, 02/01/2015	1,030	1,118
St. Cloud Library Sales Tax
Series B (FSA)
4.000%, 02/01/2018	1,000	1,085
St. Michael Independent School District #885,
Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP)
5.000%, 02/01/2014 Ë	1,190	1,286
5.000%, 02/01/2017 Ë	1,000	1,081
Wright County Jail
Series A (MCCEP)
4.500%, 12/01/2020	640	718
Zumbrota-Mazeppa Independent School District #2805, Alternative Facilities
Series A (MSDCEP)
4.000%, 02/01/2019	200	221

Total General Obligations		53,857

Certificates of Participation - 2.5%
Chaska Independent School District #112
Series B
4.000%, 12/01/2015 *	545	580
4.000%, 12/01/2016 *	525	554

DESCRIPTION	PAR	FAIR VALUE Ñ

4.000%, 12/01/2017 *	$590	$619
4.000%, 12/01/2018 *	415	433
Duluth Independent School District #709
Series B (MSDCEP)
4.000%, 02/01/2019	1,890	2,055
Northeast Metropolitan Intermediate School District #916
4.250%, 01/01/2015	1,000	1,043

Total Certificates of Participation		5,284

Total Municipal Bonds (Cost $189,998)		198,883

	SHARES

Short-Term Investments - 6.3%
Money Market Fund - 2.1%
Federated Minnesota Municipal Cash Trust
0.270% Ω	4,458,203	4,458

	PAR

Variable Rate Demand Notes § - 4.2%
Cohasset Power & Light Company Project
Series A (LOC: LaSalle Bank)
0.370%, 06/01/2020	$7,000	7,000
Minnesota Higher Education Facilities Authority, Carleton College
Series 5-G
0.290%, 11/01/2029	2,000	2,000

		9,000

Total Short-Term Investments (Cost $13,458)		13,458

Total Investments ▲ - 99.9% (Cost $203,456)		212,341

Other Assets and Liabilities, Net - 0.1%		161

Total Net Assets - 100.0%		$212,502

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Ë	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

๏	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009.

*	Security purchased on a when-issued basis. On September 30, 2009 the total cost of investments purchased on a when-issued basis was $2,166 or 1.0% of total net assets.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

§	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $203,456. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$10,484
Gross unrealized depreciation	(1,599)

Net unrealized appreciation	$8,885

ACA — ACA Financial Guaranty Corporation

AGTY — Assured Guaranty
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of September 30, 2009, the aggregate market value of securities subject to AMT was $8,896 which represents 4.2% of total net assets.
FGIC — Financial Guaranty Insurance Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
IBC — Insured Bond Certificate
IBCC — Insured Bond Custodial Certificate
LOC — Letter of Credit
MCCEP — Minnesota County Credit Enhancement Program
MSDCEP — Minnesota School District Credit Enhancement Program
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SGI — Syncora Guarantee Inc.
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$139,742	$—	$139,742
General Obligations	—	53,857	—	53,857
Certificates of Participation	—	5,284	—	5,284
Short-Term Investment	4,458	9,000	—	13,458

Total Investments	$4,458	$207,883	$—	$212,341

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Minnesota Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 97.9%
Revenue Bonds - 86.8%
Continuing Care Retirement Communities - 2.8%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects
Series A
5.700%, 07/01/2042	$1,750	$1,498
Golden Valley Covenant Retirement Communities
Series A
5.500%, 12/01/2029	1,450	1,404
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2037	1,275	879
Prior Lake Senior Housing, Shepherds Path
Series B
5.700%, 08/01/2036	1,000	858

		4,639

Economic Development - 0.9%
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program
Series A (AMT)
5.550%, 08/01/2016	500	469
Minnesota Agricultural & Economic Development Board, Small Business Development
Series D (AMT)
7.250%, 08/01/2020	1,005	1,011

		1,480

Education - 8.9%
Baytown Lease Revenue, St. Croix Preparatory Academy
Series A
7.000%, 08/01/2038	1,500	1,451
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2026	1,725	1,710
5.500%, 05/01/2027	820	808
Minnesota Higher Education Facilities Authority, College of Art & Design
Series 6-K
5.000%, 05/01/2026	30	31
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 6-X
5.250%, 04/01/2039	5,000	5,288
Minnesota Higher Education Facilities Authority, Vermilion Community College Project
Series 3-T
6.000%, 01/01/2013	290	291
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project
Series A
5.000%, 12/01/2036	800	636
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
5.000%, 10/01/2024	2,000	2,118
University of Minnesota
Series A
5.125%, 04/01/2034	1,000	1,103
Series C
5.000%, 12/01/2020	1,000	1,176

		14,612

Healthcare - 29.8%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	1,500	1,325
Cuyuna Range Hospital District
5.000%, 06/01/2029	3,150	2,704
5.500%, 06/01/2035	350	295

DESCRIPTION	PAR	FAIR VALUE Ñ

Duluth Economic Development Authority, Benedictine Health System-St.Mary’s,
Pre-refunded 02/15/2014 @ 100
5.250%, 02/15/2028 à	$1,065	$1,222
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2031	2,000	1,842
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	1,863
Maple Grove Health Care System, Maple Grove Hospital
4.500%, 05/01/2023	1,500	1,509
5.250%, 05/01/2025	1,000	1,044
Marshall Medical Center, Weiner Memorial Medical Center Project
Series A
5.250%, 11/01/2016	305	310
5.850%, 11/01/2023	875	892
Meeker County Hospital Facilities, Memorial Hospital Project
5.750%, 11/01/2027	1,000	1,002
Minneapolis Health Care System, Allina Health System
Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 à	1,500	1,725
5.750%, 11/15/2032 à	2,400	2,743
Minneapolis Health Care System, Fairview Health Services
Series A
6.625%, 11/15/2028	3,000	3,443
Minnesota Agricultural & Economic Development Board, Fairview Health Services
Series A
6.375%, 11/15/2029	125	128
Series A, Pre-refunded 11/15/2010 @ 101
6.375%, 11/15/2029 à	2,000	2,146
Monticello-Big Lake Community Hospital District, Health Care Facilities
Series A
5.750%, 12/01/2019	1,000	1,001
Series C
6.200%, 12/01/2022	1,000	958
New Hope Housing & Health Care Facilities, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,608
Redwood Falls Hospital Facilities, Redwood Area Hospital Project
5.125%, 12/01/2036	3,000	2,618
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	1,909
St. Cloud Health Care Facilities, CentraCare Health System Project (AGTY)
5.500%, 05/01/2039	3,000	3,211
St. Louis Park Health Care Facilities, Park Nicollet Health Services
Series B, Pre-refunded 07/01/2014 @ 100
5.500%, 07/01/2025 à	2,000	2,317
Series C
5.750%, 07/01/2030	1,000	1,054
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2012	2,500	2,654
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,282	1,930
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group Project
5.250%, 05/15/2026	2,000	1,952
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	716
St. Paul Housing & Redevelopment Authority, Regions Hospital Project
5.250%, 05/15/2018	500	500
St. Paul Port Authority, HealthEast Midway Campus
Series A
5.875%, 05/01/2030	900	799
Series B
6.000%, 05/01/2030	1,800	1,623

		49,043

Housing - 12.0%
Cottage Grove Senior Housing, PHS/Cottage Grove Inc. Project
Series A
5.000%, 12/01/2031	850	699

DESCRIPTION	PAR	FAIR VALUE Ñ

Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project
(GNMA)
5.900%, 04/20/2042	$2,000	$2,068
Hopkins Elderly Housing, St. Therese Project
Series A (FHA) (GNMA)
5.600%, 11/20/2017	440	445
Maplewood Multifamily Housing, Carefree Cottages ll,
Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	2,022
Minneapolis & St. Paul Housing Financing Board, Single Family Mortgage
Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	901	903
Minneapolis Housing, Keeler Apartments Project
Series A
5.000%, 10/01/2037	1,350	1,086
Minneapolis Multifamily Housing, Vantage Flats Project
(AMT) (GNMA)
5.200%, 10/20/2048	875	884
Minnesota Housing Finance Agency, Residential Housing
Series B (AMT)
5.650%, 07/01/2033	605	610
Series B1-RMK (AMT)
5.350%, 07/01/2033	1,285	1,289
Series D (AMT)
4.700%, 07/01/2027	3,465	3,343
Series F (AMT)
5.400%, 07/01/2030	2,105	2,117
Minnesota Housing Finance Agency, Single Family Mortgage
Series C (AMT)
6.100%, 07/01/2030	265	272
Moorhead Senior Housing, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,378
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller
Series A
5.250%, 10/01/2042	1,100	825
White Bear Lake, Multifamily Housing, Lake Square
Series A (FHA)
6.000%, 08/01/2020	1,020	1,021
Worthington Housing Authority, Meadows Worthington Project
Series A
5.375%, 05/01/2037	880	714

		19,676

Lease Revenue - 4.7%
Lakeville Housing & Redevelopment Authority, Ice Arena Project
4.625%, 02/01/2032	585	573
New Brighton Economic Development Authority, Public Safety Facility
Series A
4.900%, 02/01/2015	850	856
5.000%, 02/01/2016	895	900
5.100%, 02/01/2017	900	905
Pine County Housing & Redevelopment Authority
Series A
5.000%, 02/01/2028	1,000	1,012
5.000%, 02/01/2031	1,890	1,891
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.750%, 12/01/2026	500	522
St. Paul Port Authority, Regions Hospital Parking Ramp Project
Series 1
5.000%, 08/01/2036	1,375	1,086

		7,745

Miscellaneous - 1.1%
Little Canada Commercial Development, RLF Minnesota Project
7.100%, 04/01/2013	650	651
Seaway Port Authority of Duluth, Cargill Inc. Project
4.200%, 05/01/2013	1,130	1,165

		1,816

Recreational Facility Authority - 1.2%
Moorhead Golf Course
Series B
5.875%, 12/01/2021	2,000	1,873

DESCRIPTION	PAR	FAIR VALUE Ñ

Tax Revenue - 0.3%
Minneapolis St. Anthony Falls Project
5.650%, 02/01/2027	$400	$306
5.750%, 02/01/2027	300	232

		538

Transportation - 6.2%
Minneapolis & St. Paul Metropolitan Airports Commission
Series A (AMBAC)
5.000%, 01/01/2017	1,000	1,121
5.000%, 01/01/2019	3,250	3,582
5.000%, 01/01/2020	5,000	5,456

		10,159

Utilities - 18.9%
Chaska Electric
Series A
6.100%, 10/01/2030	45	46
Minnesota Public Facilities Authority, Clean Water
Series B
5.000%, 03/01/2018	2,000	2,389
Northern Municipal Power Agency, Minnesota Electric Systems
Series A (AGTY)
5.000%, 01/01/2018	1,985	2,250
Series A (AMBAC)
5.000%, 01/01/2026	2,000	2,129
Puerto Rico Electric Power Authority
Series SS (NATL)
5.000%, 07/01/2024	2,000	2,055
Southern Minnesota Municipal Power Agency
Series A, Zero Coupon Bond (NATL)
3.550%, 01/01/2019 ๏	4,000	2,889
3.860%, 01/01/2021 ๏	5,265	3,424
4.120%, 01/01/2023 ๏	3,000	1,748
4.220%, 01/01/2024 ๏	11,000	6,066
4.300%, 01/01/2025 ๏	4,770	2,493
4.370%, 01/01/2026 ๏	6,300	3,120
4.470%, 01/01/2027 ๏	3,000	1,399
Western Minnesota Municipal Power Agency
Series A (AMBAC)
5.500%, 01/01/2015	550	578
Western Minnesota Municipal Power Agency,
Escrowed to Maturity (NATL)
9.750%, 01/01/2016 ¥	410	573

		31,159

Total Revenue Bonds		142,740

General Obligations - 9.8%
Burnsville Independent School District #191, Alternative Facilities
Series A (MSDCEP)
4.500%, 02/01/2022	1,430	1,578
Hopkins Independent School District #270
Series B (MSDCEP)
4.000%, 02/01/2026	1,000	1,021
Minneapolis Sports Arena Project
5.100%, 04/01/2013	500	502
5.100%, 10/01/2013	250	251
Minnesota
5.000%, 08/01/2013	2,000	2,278
Series A
5.000%, 06/01/2018	2,000	2,395
Minnesota Highway & Various Purpose
5.000%, 08/01/2020	3,800	4,411
Mounds View Independent School District #621
Series A (MSDCEP)
3.500%, 02/01/2018	2,070	2,164
Perham, Disposal System
(AMT)

DESCRIPTION	PAR	FAIR VALUE Ñ

6.000%, 05/01/2022	$1,500	$1,523

Total General Obligations		16,123

Certificate of Participation - 1.3%
Duluth Independent School District #709
Series B (MSDCEP)
4.000%, 02/01/2019	2,000	2,174

Total Municipal Bonds (Cost $157,095)		161,037

	SHARES

Short-Term Investments - 1.2%
Money Market Fund - 1.1%
Federated Minnesota Municipal Cash Trust
0.270% Ω	1,836,554	1,837

	PAR

Variable Rate Demand Note § - 0.1%
Brown County, Martin Luther College Project
0.290%, 09/01/2024	$200	200

Total Short-Term Investments (Cost $2,037)		2,037

Total Investments ▲ - 99.1% (Cost $159,132)		163,074

Other Assets and Liabilities, Net - 0.9%		1,493

Total Net Assets - 100.0%		$164,567

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

๏	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009.

¥	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

§	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $159,132. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,914
Gross unrealized depreciation	(4,972)

Net unrealized appreciation	$3,942

AGTY – Assured Guaranty
AMBAC – American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax. As of September 30, 2009, the aggregate fair value of securities subject to AMT was $14,443, which represents 8.8% of total net assets.
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
MSDCEP – Minnesota School District Credit Enhancement Program
NATL – National Public Finance Guarantee Corporation

Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$142,740	$—	$142,740
General Obligations	—	16,123	—	16,123
Certificate of Participation	—	2,174	—	2,174
Short-Term Investments	1,837	200	—	2,037

Total Investments	$1,837	$161,237	$—	$163,074

Schedule of Investments September 30, 2009 (unaudited), all dollars rounded to thousands (000)
Missouri Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 98.4%
Revenue Bonds - 83.8%
Continuing Care Retirement Communities - 4.4%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$1,933
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	500	387
Lee’s Summit Industrial Development Authority, Senior Living Facilities, John Knox Village Group
Series A
5.000%, 08/15/2014	1,035	1,050
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior
Series A
5.375%, 02/01/2035	1,500	1,406
St. Louis County Industrial Development Authority, Friendship Village West
Series A
5.500%, 09/01/2028	2,000	1,941

		6,717

Education - 5.5%
Curators University System Facilities
Series A
5.000%, 11/01/2033	1,000	1,076
Lincoln University Auxiliary System
(AGTY)
5.125%, 06/01/2037	1,000	1,043
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	1,173
Missouri Health & Educational Facilities Authority, Washington University
Series A
5.000%, 02/15/2019	1,465	1,641
5.375%, 03/15/2039	3,000	3,355

		8,288

Healthcare - 22.0%
Boone County Hospital
5.050%, 08/01/2020	1,200	1,221
5.625%, 08/01/2038	2,000	2,041
Cape Girardeau County Industrial Development Authority, Health Care Facilities, Southeast Missouri Hospital
5.625%, 06/01/2022	245	247
Pre-refunded 06/01/2012 @ 100
5.625%, 06/01/2022 à	1,255	1,397
Cape Girardeau County Industrial Development Authority, Health Care Facilities, St. Francis Medical Center
Series A
5.125%, 06/01/2023	250	266
5.125%, 06/01/2024	200	211
5.500%, 06/01/2029	500	529
5.750%, 06/01/2039	2,000	2,115
Carthage Hospital
6.000%, 04/01/2038	1,000	807
Cass County Hospital
5.500%, 05/01/2027	2,000	1,839
Clinton County Industrial Development Authority, Health Facilities, Cameron Regional Medical Center
5.000%, 12/01/2037	1,000	704
Grundy County Industrial Development Authority, Health Facilities, Wright Memorial Hospital
5.650%, 09/01/2022	1,120	1,126
5.750%, 09/01/2023	1,000	1,004
Hannibal Industrial Development Authority, Health Facilities
4.300%, 03/01/2013	1,345	1,357
5.000%, 03/01/2022	1,000	985
Indiana Finance Authority Health Systems, Sisters of St. Francis Health

DESCRIPTION	PAR	FAIR VALUE Ñ

5.250%, 11/01/2024	$1,000	$1,066
Joplin Industrial Development Authority Health Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	2,012
Missouri Health & Educational Facilities Authority, BJC Health Systems
Series A, Escrowed to Maturity
6.750%, 05/15/2012 ¥	3,310	3,805
Missouri Health & Educational Facilities Authority, Jefferson Memorial Hospital
(RAAI)
5.000%, 08/15/2019	2,300	2,279
Missouri Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	529
Missouri Health & Educational Facilities Authority, SSM Health Care
Series A
5.000%, 06/01/2036	2,000	2,066
Series B (NATL)
5.000%, 06/01/2018	445	448
Missouri Health & Educational Facilities Authority, St. Luke’s Health
Series 2003-B (FSA)
5.500%, 11/15/2032	2,000	2,199
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	778
St. Louis County Industrial Development Authority, Health Facilities, Ranken-Jordan Project
4.250%, 11/15/2014	125	123
5.000%, 11/15/2027	670	534
5.000%, 11/15/2035	1,300	979
Series A, Pre-refunded 11/15/2013 @ 100
6.625%, 11/15/2035 à	500	600

		33,267

Housing - 3.8%
Missouri Housing Development Commission, Homeownership Loan Program
Series A1 (AMT) (FHLMC) (FNMA) (GNMA)
5.300%, 03/01/2039	555	564
Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	1,890	1,843
Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	455	446
Riverside Industrial Development Authority, Riverside Horizons Project
Series A (ACA)
5.000%, 05/01/2027	1,500	1,455
University City Industrial Development Authority, Multifamily Canterbury
Series A (GNMA)
5.950%, 12/20/2025	1,400	1,400

		5,708

Lease Revenue - 17.3%
Cape Girardeau County, Jackson School District #R-2
(NATL)
5.250%, 03/01/2026	1,000	1,067
Clay County Public Building Authority
Series A (FSA)
5.125%, 05/15/2014	2,000	2,006
Kansas City Municipal Assistance, Capital Appreciation Leasehold
Series B-1, Zero Coupon Bond (AMBAC)
5.448%, 04/15/2027 ๏	2,000	779
Kansas City Special Facilities, MCI Overhaul Base Project
Series G (AMT)
4.750%, 09/01/2028	4,000	3,619
Missouri Board of Public Buildings, Special Obligation
Series A
5.000%, 10/15/2027	1,000	1,058
Missouri Board of Public Buildings, State Office Building Special Obligation
Series A
5.000%, 05/01/2017	1,000	1,060
5.125%, 05/01/2026	5,000	5,157
Series A (NATL)
5.000%, 05/01/2024	5,000	5,260
Missouri Development Finance Board, Infrastructure Facilities, Branson
Series A
5.000%, 12/01/2017	1,000	1,015
5.375%, 12/01/2022	750	756

DESCRIPTION	PAR	FAIR VALUE Ñ

Missouri Development Finance Board, Infrastructure Facilities, Independence Water System Improvement
Series C
5.750%, 11/01/2029	$500	$520
Platte County School District #R-3
(MDDP)
5.000%, 03/01/2028	200	216
Springfield Public Building, Capital Improvement Program
(AMBAC)
5.000%, 03/01/2024	2,000	2,116
St. Louis Municipal Finance Leasehold, Convention Center Capital Improvement
Series A, Zero Coupon Bond (AGTY)
5.350%, 07/15/2026 ๏	1,000	412
5.420%, 07/15/2027 ๏	1,000	386
5.490%, 07/15/2028 ๏	1,000	361
5.580%, 07/15/2029 ๏	1,000	337

		26,125

Miscellaneous - 2.5%
Kennett Industrial Development Authority, Manac Trailers USA Inc. Project
(LOC: Region’s Bank) (AMT)
4.250%, 03/01/2022	1,500	1,424
4.250%, 03/01/2024	500	455
Missouri Development Finance Board, Infrastructure Facilities, Eastland Center Project
Series A
4.250%, 04/01/2015	1,010	1,057
Sugar Creek Industrial Development, Lafarge North America
Series A (AMT)
5.650%, 06/01/2037	1,000	825

		3,761

Revolving Funds - 5.5%
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control
Series A
5.750%, 01/01/2029	1,000	1,176
Series B
5.250%, 01/01/2015	1,225	1,242
Series C
4.750%, 07/01/2023	410	450
5.000%, 07/01/2023	5,155	5,459

		8,327

Tax Revenue - 9.4%
Columbia Special Obligation, Electric Utility Improvement
Series A
5.000%, 10/01/2021	400	451
5.000%, 10/01/2023	445	497
5.125%, 10/01/2030	500	541
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,055
Harrisonville Towne Center Project
4.375%, 11/01/2017	340	348
4.500%, 11/01/2022	715	719
Howard Bend Levee District
(SGI)
5.500%, 03/01/2026	1,745	1,822
Jackson County Special Obligation, Harry S Truman Sports Complex
(AMBAC)
5.000%, 12/01/2028	3,000	3,158
Kansas City Tax Increment Financing Commission, Maincor Project
Series A
5.250%, 03/01/2018	500	491
Missouri Development Finance Board, Independence Centerpoint Project
Series E
5.125%, 04/01/2025	1,000	1,024
Missouri Development Finance Board, Independence Crackerneck Creek Project
Series B
5.000%, 03/01/2025	1,000	972
Osage Beach Tax Increment, Prewitt’s Point Project
5.000%, 05/01/2023	1,455	1,140
Raytown Live Redevelopment Plan, Project #1
5.125%, 12/01/2031	1,000	1,011
Riverside Tax Increment, L-385 Levee Project

DESCRIPTION	PAR	FAIR VALUE Ñ

5.250%, 05/01/2020	$1,000	$1,023

		14,252

Transportation - 3.8%
Missouri Highways & Transportation Commission
4.750%, 05/01/2027	360	389
Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 à	2,000	2,125
Puerto Rico Commonwealth Highway & Transportation Authority
Series K
5.000%, 07/01/2017	1,000	1,029
St. Louis, Lambert Airport
Series A-1
6.125%, 07/01/2024	2,000	2,154

		5,697

Utilities - 9.6%
Carroll County Public Water Supply, District #I
6.000%, 03/01/2039	500	527
Kansas City Sanitary Sewer System
Series A
5.250%, 01/01/2034	2,000	2,175
Kansas City Water
Series A
5.250%, 12/01/2032	500	545
Metropolitan St. Louis Sewer District, Wastewater Systems
Series A
5.750%, 05/01/2038	500	559
Series A (NATL)
5.000%, 05/01/2023	1,075	1,150
Missouri Development Finance Board, Independence Water System Improvements
(AMBAC)
5.000%, 11/01/2024	1,000	1,029
Missouri Joint Municipal Electric Utility Commission, Power Project, Iatan 2 Project
Series A
6.000%, 01/01/2039	2,000	2,164
Series A (AMBAC)
5.000%, 01/01/2028	1,000	1,021
Missouri Joint Municipal Electric Utility Commission, Power Project, Plum Point Project
(NATL)
5.000%, 01/01/2016	1,500	1,593
North Central Regional Water Commission, Waterworks Systems
5.000%, 01/01/2037	2,070	1,804
Puerto Rico Electric Power Authority
Series WW
5.250%, 07/01/2025	1,000	1,049
St. Joseph Industrial Development Authority, Sewer System Improvements Project
4.750%, 04/01/2020	500	518
4.750%, 04/01/2021	390	403

		14,537

Total Revenue Bonds		126,679

General Obligations - 7.3%
Blue Springs Neighborhood Improvement
5.000%, 02/15/2029	850	927
Jackson County School District #4, Blue Springs
Series A
4.750%, 03/01/2026	2,000	2,187
Jackson County School District #7, Lee’s Summit
4.750%, 03/01/2027	1,000	1,087
Jefferson City School District
Series A, Escrowed to Maturity
6.700%, 03/01/2011 ¥	525	553
North Kansas City School District #74, Direct Deposit Program
(MDDP)
5.000%, 03/01/2019	500	589
Platte County School District #R-3
(NATL)
5.000%, 03/01/2024	685	735
Puerto Rico Commonwealth, Public Improvement
Series A

DESCRIPTION	PAR	FAIR VALUE Ñ

5.250%, 07/01/2026	$1,000	$1,014
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	687
St. Charles County, Francis Howell School District, Direct Deposit Program
(MDDP)
5.000%, 03/01/2027	1,000	1,128
Wentzville School District #R-04, Refunding & Improvement
Series A, Zero Coupon Bond (MDDP)
4.870%, 03/01/2026 ๏	5,000	2,101

Total General Obligations		11,008

Certificates of Participation - 7.3%
Belton Refunding & Improvement
5.250%, 03/01/2029	355	366
Belton Refunding & Improvement
(NATL)
4.375%, 03/01/2019	500	497
4.500%, 03/01/2022	500	487
Cottleville
5.125%, 08/01/2026	200	183
5.250%, 08/01/2031	1,700	1,488
Hazelwood School District, Energy Improvements Project
4.500%, 03/01/2017	515	552
4.500%, 03/01/2018	445	471
Kansas City Metropolitan Junior College District
4.500%, 07/01/2021	1,375	1,493
Lincoln County Public Water Supply, District #1
6.750%, 06/15/2035	1,500	1,588
Missouri School Boards Association, Liberty Public School District #53
(FSA)
5.250%, 03/01/2025	1,015	1,134
Texas County Justice Center Project
(AGTY)
4.500%, 12/01/2025	2,250	2,317
Union
Series A
5.200%, 07/01/2023	520	525

Total Certificates of Participation		11,101

Total Municipal Bonds (Cost $145,546)		148,788

	SHARES

Short-Term Investment - 0.7%
First American Tax Free Obligations Fund, Class Z
0.209% ± Ω (Cost $1,050)	1,049,798	1,050

Total Investments ▲ - 99.1% (Cost $146,596)		149,838

Other Assets and Liabilities, Net - 0.9%		1,295

Total Net Assets - 100.0		$151,133

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

๏	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $146,596. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,802
Gross unrealized depreciation	(3,560)

Net unrealized appreciation	$3,242

ACA — ACA Financial Guaranty Corporation
AGTY — Assured Guaranty
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of September 30, 2009, the aggregate fair value of securities subject to AMT was $9,176, which represents 6.1% of total net assets.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA — Government National Mortgage Association
LOC – Letter of Credit
MDDP – Missouri Direct Deposit Program
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SGI — Syncora Guarantee Inc.
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$126,679	$—	$126,679
General Obligations	—	11,008	—	11,008
Certificates of Participation	—	11,101	—	11,101
Short-Term Investment	1,050	—	—	1,050

Total Investments	$1,050	$148,788	$—	$149,838

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Nebraska Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 98.3%
Revenue Bonds - 76.9%
Continuing Care Retirement Communities - 2.5%
Colorado Health Facilities Authority, Christian Living Communities Project
Series A
5.750%, 01/01/2026	$100	$91
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2037	275	190
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.875%, 02/15/2026	200	180
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	600	594

		1,055

Education - 19.6%
Anderson, Indiana, Economic Development, Anderson University Project
5.000%, 10/01/2032	575	473
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	990	1,004
Missouri Health & Educational Facilities Authority, Washington University
Series A
5.375%, 03/15/2039	500	559
Nebraska Educational Finance Authority
(RAAI)
5.000%, 04/01/2017	605	616
Nebraska Elementary & Secondary School Finance Authority, Boy’s Town Project
4.750%, 09/01/2028	500	525
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,134
University of Nebraska Facilities Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	541
University of Nebraska, Lincoln Memorial Stadium
Series A
5.000%, 11/01/2015	500	542
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	794
University of Nebraska, Omaha Health & Recreation Project
5.000%, 05/15/2033	1,000	1,066
University of Nebraska, Omaha Student Facilities Project
5.000%, 05/15/2032	350	372
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	547

		8,173

Healthcare - 20.6%
Adams County Hospital Authority #1, Mary Lanning Memorial Hospital Project
(RAAI)
5.250%, 12/15/2033	1,000	977
Colorado Health Facilities Authority, Evangelical Lutheran
Series B
5.000%, 06/01/2039	500	518
Douglas County Hospital Authority #2, Boy’s Town Project
4.750%, 09/01/2028	1,000	1,026
Douglas County Hospital Authority #2, Children’s Hospital
6.000%, 08/15/2028	1,000	1,080
Douglas County Hospital Authority #3, Methodist Health
5.500%, 11/01/2038	1,000	997
Halifax Florida Hospital, Medical Center
Series A
5.000%, 06/01/2038	600	559
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project
Series A
5.250%, 02/15/2030	600	576
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project

DESCRIPTION	PAR	FAIR VALUE Ñ

Series A, Pre-refunded 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019 à	$500	$536
Madison County Hospital Authority #1, Faith Regional Health Services
Project Pre-refunded 01/01/2012 @ 100 (RAAI)
5.500%, 07/01/2021 à	500	547
Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project
(RAAI)
5.200%, 11/15/2016	250	259
5.300%, 11/15/2017	805	833
Platte County Hospital Authority #1, Columbus Community Hospital Project
(RAAI)
5.850%, 05/01/2014	650	662

		8,570

Housing - 1.4%
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments
(GNMA)

5.150%, 11/20/2022	580	590

Miscellaneous - 3.2%
Forsyth, Montana, Pollution Control, Northwestern Corporation
(AMBAC)
4.650%, 08/01/2023	585	571
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Income Project
(AMT)
4.850%, 04/01/2035	500	458
Washington County Wastewater Facilities, Cargill Income Project
(AMT)
5.900%, 11/01/2027	300	307

		1,336

Recreational Facility Authority - 3.3%
Douglas County Zoo Facility, Omaha’s Henry Doorly Zoo Project
4.750%, 09/01/2024	1,365	1,382

Revolving Funds - 1.4%
Nebraska Investment Finance Authority, Drinking Water System
5.150%, 01/01/2016	580	583

Tax Revenue - 3.0%
Omaha Special Tax
5.250%, 10/15/2028	650	727
Series A
5.125%, 02/01/2032	500	516

		1,243

Utilities - 21.9%
Burt County Public Power District, Electric Systems
4.850%, 07/01/2026	335	326
Central Plains Energy Project, Nebraska Gas Project #1
Series A
5.250%, 12/01/2021	750	750
Grand Island Electric Systems
(NATL)
5.125%, 08/15/2016	750	799
Hastings Electric Systems
(FSA)
5.000%, 01/01/2015	250	264
Lincoln Electric Systems
5.000%, 09/01/2026	250	265
Municipal Energy Agency of Nebraska, Power Supply Systems
Series A (BHAC)
5.375%, 04/01/2039	150	167
Nebraska Public Power District
Series B
5.000%, 01/01/2033	500	526
Omaha Public Power District, Electric Revenue
Series A
5.500%, 02/01/2033	1,000	1,107
5.500%, 02/01/2035	1,200	1,323
Puerto Rico Commonwealth, Aqueduct & Sewer Authority
Series A (AGTY)
5.000%, 07/01/2025	500	527
Puerto Rico Electric Power Authority
Series WW

DESCRIPTION	PAR	FAIR VALUE Ñ

5.250%, 07/01/2025	$1,000	$1,049
South Sioux City Combined Electric, Water & Sewer
4.750%, 08/01/2027	250	238
Southern Nebraska Public Power District, Electric Systems
5.250%, 12/15/2028	1,500	1,783

		9,124

Total Revenue Bonds		32,056

General Obligations - 21.4%
Brown County
4.350%, 06/15/2026	200	201
4.700%, 12/15/2026	400	403
Buffalo County
(AGTY)
6.000%, 12/15/2028	195	216
Douglas County School District #10, Elkhorn Public Schools
6.000%, 06/15/2028	500	546
Douglas County School District #17, Millard Public Schools
4.000%, 06/15/2017	1,000	1,069
Douglas County School District #54, Ralston Public Schools
(FSA)
5.000%, 12/15/2016	845	907
La Vista
4.800%, 12/15/2026	345	347
Lancaster County Correctional Facility, Joint Public Agency Building
2.000%, 12/01/2010	1,000	1,017
Lancaster County School District #1, Lincoln Public Schools
5.250%, 07/15/2019	220	231
Lincoln-Lancaster County Public Building Commission, Tax Supported Lease Rental
4.500%, 10/15/2026	750	775
Omaha
5.750%, 10/15/2028	450	530
Omaha-Douglas Public Building Commission
4.900%, 05/01/2016	500	529
5.100%, 05/01/2020	300	316
Puerto Rico Commonwealth
Series C-7 (NATL)
6.000%, 07/01/2027	250	267
Puerto Rico Commonwealth, Public Improvement
Series A
5.250%, 07/01/2026	375	380
Saunders County
(FSA)
5.000%, 11/01/2030	650	664
Scotts Bluff County
4.550%, 01/15/2026	500	506

Total General Obligations		8,904

Total Municipal Bonds (Cost $39,023)		40,960

	SHARES

Short-Term Investment - 0.6%
First American Tax Free Obligations Fund, Class Z
0.209% ± Ω (Cost $276)	276,439	276

Total Investments▲ - 98.9% (Cost $39,299)		41,236

Other Assets and Liabilities, Net - 1.1%		451

Total Net Assets - 100.0%		$41,687

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $39,299. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,353
Gross unrealized depreciation	(416)

Net unrealized appreciation	$1,937

AGTY — Assured Guaranty
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of September 30, 2009, the aggregate fair value of securities subject to AMT was $765, which represents 1.8% of total net assets.
BHAC — Berkshire Hathaway Assurance Corporation
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$32,056	$—	$32,056
General Obligations	—	8,904	—	8,904
Short-Term Investment	276	—	—	276

Total Investments	$276	$40,960	$—	$41,236

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Ohio Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 95.4%
Revenue Bonds - 63.6%
Continuing Care Retirement Communities - 2.9%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian
Series A
5.125%, 07/01/2022 (RAAI)	$500	$496
5.000%, 07/01/2026	800	626
Hamilton County Health Care, Life Enriching Communities Project
Series A
5.000%, 01/01/2027	400	358

		1,480

Education - 16.6%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	239
Ohio Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	821
Ohio Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	424
Ohio Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	1,056
Ohio Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	1,008
Ohio Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	1,017
Ohio Higher Educational Facilities, Otterbein College Project
Series A
5.500%, 12/01/2028	500	540
Ohio Higher Educational Facilities, University of Dayton Project
5.375%, 12/01/2029	645	693
Ohio Higher Educational Facilities, Wittenburg University 2005 Project
5.000%, 12/01/2024	505	473
Ohio Higher Educational Facilities, Xavier University Project
Pre-refunded 05/01/2013 @ 100 (FGIC)
5.250%, 05/01/2016 ◊	1,000	1,132
University of Cincinnati
Series A (FGIC) (NATL)
5.500%, 06/01/2014	1,000	1,078

		8,481

Healthcare - 11.9%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems
Series A (RAAI)
5.250%, 11/15/2016	300	308
Fairfield County Hospital Facilities, Fairfield Medical Center Project
(RAAI)
5.000%, 06/15/2022	345	342
Franklin County Hospital, Nationwide Childrens
Series A
4.750%, 11/01/2023	365	380
Lake County Hospital Facilities, Lake Hospital System
Series C
5.625%, 08/15/2029	750	743
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	368
Lucas County Hospital, Promedica Healthcare
Series D
5.000%, 11/15/2038	400	412
Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	990
Montgomery County, Catholic Health Initiatives
Series D
6.250%, 10/01/2033	100	112

DESCRIPTION	PAR	FAIR VALUE Ñ

Ohio Higher Educational Facilities, University Hospital Health System
Series 2009A
6.750%, 01/15/2039	$500	$532
Richland County Hospital Facilities, Medcentral Health Systems
5.250%, 11/15/2036	535	516
Ross County Hospital, Adena Health Systems
5.500%, 12/01/2028	500	524
Scioto County Hospital, Southern Ohio Medical Center
5.750%, 02/15/2038	800	818

		6,045

Housing - 5.4%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities
Series C (FHLMC) (FNMA) (GNMA)
5.200%, 09/01/2029	1,000	1,041
Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	645	652
Series F (FHLMC) (FNMA) (GNMA)
5.450%, 09/01/2033	995	1,033

		2,726

Lease Revenue - 4.4%
Cleveland-Cuyahoga County Port Authority, Rita Project
(RAAI)
5.000%, 11/15/2019	750	760
Riversouth Authority, Lazarus Building Redevelopment
Series A
5.750%, 12/01/2027	400	365
Riversouth Authority, Riverfront Area Redevelopment
Series A
5.250%, 12/01/2017	1,000	1,111

		2,236

Miscellaneous - 2.1%
Toledo-Lucas County Port Authority Facilities, Cargill Income Project
Series B
4.500%, 12/01/2015	1,000	1,052

Revolving Fund - 2.2%
Ohio Water Development Authority, Water Pollution Control
Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 ◊	1,000	1,107

Tax Revenue - 1.1%
Buckeye Tobacco Settlement
Series A2
5.875%, 06/01/2030	200	190
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	364

		554

Transportation - 2.0%
Columbus Regional Airport Authority
(NATL)
5.000%, 01/01/2028	1,000	1,041

Utilities - 15.0%
American Municipal Power, Prairie State Energy Campus Project
Series A
5.000%, 02/15/2031	1,000	1,042
Columbus Sewer System
Series A
4.250%, 06/01/2030	1,000	1,016
Hamilton County Sewer System, Metropolitan Sewer District
Series A (NATL)
5.000%, 12/01/2026	930	1,011
Hamilton Electric
Series A (FSA)
4.300%, 10/15/2016	1,000	1,104
Montgomery County Water, Greater Moraine Beaver
(AMBAC)
5.375%, 11/15/2016	1,000	1,042
Northeast Ohio Regional Sewer District, Wastewater
(NATL)
4.500%, 11/15/2037	700	707

DESCRIPTION	PAR	FAIR VALUE Ñ

Ohio Air Quality Development Authority, FirstEnergy Generation
Series A
5.700%, 08/01/2020	$500	$542
Ohio Water Development Authority, Fresh Water Services
Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 ¥	750	751
Puerto Rico Electric Power Authority
Series WW
5.375%, 07/01/2023	400	428

		7,643

Total Revenue Bonds		32,365

General Obligations - 30.9%
Cincinnati
Series A
4.500%, 12/01/2029	150	156
Cincinnati City School District, Classroom Construction & Improvement
(FGIC) (NATL)
5.250%, 12/01/2019	535	636
5.250%, 12/01/2027	380	446
Dayton City School District, School Facilities Construction & Improvement
Series D (FGIC) (NATL)
5.000%, 12/01/2011	500	538
Franklin County
4.500%, 12/01/2027	690	736
Gahanna
(NATL)
5.000%, 12/01/2027	400	438
Greene County, General Infrastructure
(AMBAC)
5.250%, 12/01/2026	1,000	1,118
Highland School District
Zero Coupon Bond (OSDCEP)
4.077%, 12/01/2022 ๏	100	59
Highland School District, School Facilities Construction & Improvement
(OSDCEP)
5.375%, 12/01/2033	1,000	1,120
Ohio Common Schools
Series A
5.125%, 09/15/2022	1,000	1,069
Ohio Higher Education
Series A
5.000%, 08/01/2022	1,000	1,043
Series A, Pre-refunded 02/01/2011 @ 100
5.000%, 02/01/2019 ◊	1,000	1,058
Series B, Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2015 ◊	1,000	1,079
Ohio State Infrastructure Improvement
Series A
5.500%, 02/01/2020	1,000	1,239
Ohio State Parks & Recreational Facilities
Series II-A, (FSA)
5.250%, 02/01/2020	1,000	1,120
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	260	272
Sidney City School District
(FGIC) (NATL)
4.375%, 12/01/2027	755	768
Solon Rebuilding & Improvement
5.000%, 12/01/2021	1,000	1,097
St. Mary’s City School District, Construction & Improvement
(FSA) (OSDCEP)
5.000%, 12/01/2028	600	649
Toledo City School District, School Facilities Improvement
(FSA) (OSDCEP)
5.000%, 12/01/2014	1,000	1,114

Total General Obligations		15,755

Certificate of Participation - 0.9%
Mahoning County Career & Technical Center
Series B
4.750%, 12/01/2036	475	477

Total Municipal Bonds (Cost $46,569)		48,597

DESCRIPTION	PAR	FAIR VALUE Ñ

	SHARES
Short-Term Investment - 4.6%
Federated Ohio Municipal Cash Trust
0.440% Ω
(Cost $2,326)	2,325,866	$2,326

Total Investments ▲ - 100.0% (Cost $48,895)		50,923

Other Assets and Liabilities, Net - 0.0%		10

Total Net Assets - 100.0%		$50,933

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

๏	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $48,895. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,463
Gross unrealized depreciation	(435)

Net unrealized appreciation	$2,028

AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of September 30, 2009, the aggregate fair value of securities subject to the AMT was $652, which represents 1.3% of total net assets.
FGIC — Financial Guaranty Insurance Corporation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corporation
OSDCEP — Ohio School District Credit Enhancement Program
RAAI — Radian Asset Assurance Inc.
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$32,365	$—	$32,365
General Obligations	—	15,755	—	15,755
Certificate of Participation	—	477	—	477
Short-Term Investment	2,326	—	—	2,326

Total Investments	$2,326	$48,597	$—	$50,923

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 95.1%
Revenue Bonds - 42.9%
Continuing Care Retirement Communities - 3.1%
Clackamas County Hospital Facilities Authority, Robison Jewish Home
5.125%, 10/01/2024	$1,000	$815
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	1,000	774
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project
6.500%, 12/01/2029	2,000	2,026
Series A
5.250%, 12/01/2026	1,000	945

		4,560

Education - 4.6%
Forest Grove Campus Improvement, Pacific University Project
5.750%, 05/01/2024	250	256
Series A (RAAI)
5.000%, 05/01/2022	2,500	2,523
Oregon Facilities Authority, Linfield College Project
Series A
5.000%, 10/01/2025	1,000	1,012
Oregon Facilities Authority, University of Portland Projects
Series A
4.500%, 04/01/2021	2,000	1,962
Oregon Facilities Authority, Willamette University Projects
Series A
4.300%, 10/01/2021	1,085	1,083

		6,836

Healthcare - 9.5%
Clackamas County Hospital Facilities Authority, Legacy Health System
5.250%, 02/15/2011	2,000	2,026
5.375%, 02/15/2012	1,000	1,011
Series A
5.000%, 07/15/2021	1,000	1,061
Deschutes County Facilities Authority, Cascade Healthcare
7.375%, 01/01/2023	1,500	1,776
Series B (AMBAC)
5.000%, 01/01/2016	250	261
Klamath Falls Community Hospital Authority, Merle West Medical Center Project
(AGTY)
4.750%, 09/01/2020	1,425	1,447
Medford Hospital Facilities Authority, Asante Health System
Series A (NATL)
5.250%, 08/15/2011	325	326
5.375%, 08/15/2012	320	321
Multnomah County Hospital Facilities Authority, Adventist Health System/West
Series A
4.500%, 09/01/2021	440	447
5.000%, 09/01/2021	1,875	1,994
Multnomah County Hospital Facilities Authority, Providence Health System
5.250%, 10/01/2022	1,000	1,063
Salem Hospital Facility Authority
Series A
5.750%, 08/15/2023	1,500	1,646
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives
Series A
5.000%, 03/01/2012	690	740

		14,119

Housing - 1.8%
Oregon Housing & Community Services
Series A
6.400%, 07/01/2018	175	175

DESCRIPTION	PAR	FAIR VALUE Ñ

Series D
4.750%, 07/01/2022	$1,250	$1,305
Series E (FHA)
5.750%, 07/01/2013	200	205
Oregon Housing & Community Services, Single Family
Series A
4.050%, 01/01/2018	245	249
Portland Housing Authority, Yards Union Station Project
(AMT)
4.750%, 05/01/2022	705	713

		2,647

Lease Revenue - 0.7%
Puerto Rico Public Buildings Authority, Government Facilities
Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,059

Recreational Facility Authority - 0.7%
Portland Urban Renewal & Redevelopment, Convention Center
Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,038

Tax Revenue - 6.0%
Keizer Assessment Area A
5.200%, 06/01/2031	1,000	1,042
Lake Oswego Redevelopment Agency, Tax Increment Revenue
Series A (LOC: Wells Fargo Bank)
0.340%, 06/01/2020	600	600
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,080
Oregon Department of Administrative Services Lottery
Series A (FSA)
5.000%, 04/01/2012	1,050	1,071
Portland Economic Development, Broadway Project
Series A
5.125%, 04/01/2016	880	991
6.250%, 04/01/2023	1,355	1,577
Portland Urban Renewal & Redevelopment, South Park Blocks
Series B
5.000%, 06/15/2021	2,030	2,270
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	286

		8,917

Transportation - 6.1%
Oregon Department of Transportation, Highway User Tax
Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 ◊	2,260	2,380
Series A
5.000%, 11/15/2024	1,000	1,085
Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 ◊	1,000	1,134
Port Morrow
4.875%, 06/01/2020	1,000	856
Portland International Airport
Series 12-A (FGIC) (NATL)
5.250%, 07/01/2011	1,165	1,175
5.250%, 07/01/2012	2,000	2,016
Redmond Airport
5.500%, 06/01/2024	215	216
5.750%, 06/01/2027	200	203

		9,065

Utilities - 10.4%
Eugene Electric Utilities
(FSA)
5.000%, 08/01/2011	1,305	1,309
Lane County Metropolitan Wastewater Management
5.000%, 11/01/2022	1,500	1,691
(FGIC) (NATL)
5.000%, 11/01/2021	820	908
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,447
4.800%, 06/01/2010	400	399

DESCRIPTION	PAR	FAIR VALUE Ñ

Portland Sewer System, First Lien
Series A
4.750%, 06/15/2024	$1,000	$1,096
Portland Sewer System, Second Lien
Series B (NATL)
5.000%, 06/15/2023	1,175	1,300
Portland Water System, Second Lien
Series A (NATL)
4.375%, 10/01/2024	500	529
Puerto Rico Commonwealth, Aqueduct & Sewer Authority
Series A (AGTY)
5.000%, 07/01/2025	1,500	1,582
Puerto Rico Electric Power Authority
Series WW
5.375%, 07/01/2023	800	856
The Dalles Water Revenue
(AMBAC)
4.250%, 06/01/2020	325	345
Washington County Clean Water Services
(FGIC) (NATL)
5.125%, 10/01/2014	1,790	1,900
(NATL)
5.000%, 10/01/2014	1,000	1,145

		15,507

Total Revenue Bonds		63,748

General Obligations - 49.2%
Chemeketa Community College District
(SBG)
5.500%, 06/15/2024	1,000	1,172
Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 ¥	2,170	2,502
Clackamas & Washington Counties School District #3JT, West Linn-Wilsonville
(SBG)
4.125%, 06/15/2025	1,070	1,125
Clackamas Community College District
(NATL)
5.000%, 05/01/2019	1,145	1,294
Clackamas County School District #115
Series B, (NATL) (SBG)
4.500%, 06/15/2021	1,975	2,135
Clackamas County School District #12, North Clackamas
Deferred Interest, Series B
Convertible CABs (FSA) (SBG)
0.000% through 06/14/2011, thereafter 5.000%, 06/15/2022	3,135	3,191
Deferred Interest, Series B
Convertible CABs (FSA)
0.000% through 06/15/2011, thereafter 5.000%, 06/15/2027	5,000	4,953
Clackamas County School District #46, Oregon Trail
Series A (SBG)
5.000%, 06/15/2024	1,000	1,146
Clackamas County School District #7J, Lake Oswego
(FSA)
5.250%, 06/01/2025	200	249
Clackamas County School District #86, Canby
(FSA) (SBG)
5.000%, 06/15/2018	1,000	1,120
5.000%, 06/15/2021	1,305	1,457
Deschutes & Jefferson Counties School District #2-J, Redmond
Series A (FGIC) (NATL) (SBG)
5.000%, 06/15/2013	1,250	1,404
Series B, Zero Coupon Bond (FGIC) (NATL) (SBG)
3.927%, 06/15/2021 ๏	1,000	634
Series B, Zero Coupon Bond (SBG)
4.028%, 06/15/2022 ๏	3,030	1,825
Deschutes County
(FSA)
5.000%, 12/01/2014	1,755	1,956
Deschutes County School District #6
Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 ◊	1,725	1,867

DESCRIPTION	PAR	FAIR VALUE Ñ

Hood River County School District
(SBG)
5.250%, 06/15/2016	$1,030	$1,104
Jackson County School District #549C, Medford
(SBG)
5.000%, 06/15/2012	2,000	2,202
Josephine County Unit School District, Three Rivers
(FGIC) (NATL) (SBG)
5.000%, 12/15/2019	1,000	1,181
Lane County School District #40, Creswell
(SBG)
5.000%, 06/15/2011	1,120	1,153
Linn County Community School District #9, Lebanon
Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 ◊	1,000	1,157
Marion & Clackamas Counties School District #4J, Silver Falls
(NATL) (SBG)
4.500%, 06/15/2022	1,305	1,402
McMinnville School District #40
(FSA)
5.500%, 06/15/2013	1,000	1,152
Metro
5.250%, 09/01/2014	1,000	1,060
5.000%, 06/01/2020	1,635	1,895
Multnomah County School District #7, Reynolds
Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 ◊	1,000	1,084
Multnomah-Clackamas Counties School District #10JT, Gresham-Barlow
Pre-refunded 06/15/2011 @ 100 (FSA) (SBG)
5.500%, 06/15/2013 ◊	1,780	1,927
(FSA) (SBG)
5.250%, 06/15/2017	1,000	1,202
Multnomah-Clackamas Counties School District #28JT
Zero Coupon Bond (AMBAC) (SBG)
2.813%, 06/01/2016 ๏	1,000	763
North Lincoln Fire & Rescue District #1
(FSA)
4.250%, 02/01/2018	125	136
Pacific City Joint Water Sanitation Authority
4.650%, 07/01/2022	455	460
Portland Community College District
Series A, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 ◊	1,375	1,483
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	1,000	1,044
Puerto Rico Public Buildings Authority
Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,025
Redmond, Terminal Expansion Project
4.000%, 06/01/2021	240	245
4.250%, 06/01/2023	200	203
4.375%, 06/01/2024	200	204
4.625%, 06/01/2029	1,000	1,006
Salem-Keizer School District #24J
Series B, Deferred Interest, Zero Coupon Bond (SBG)
3.828%, 06/15/2022 ๏	2,500	1,544
The Dalles
4.000%, 06/01/2017	130	140
4.000%, 06/01/2018	140	149
4.000%, 06/01/2019	75	79
Tualatin Hills Park & Recreation District
(FGIC) (NATL)
5.750%, 03/01/2013	870	999
Umatilla County School District #16R, Pendleton
(FGIC) (NATL)
5.250%, 07/01/2014	1,540	1,736
Wasco County School District #12
(FSA) (SBG)
5.500%, 06/15/2014	1,080	1,269

DESCRIPTION	PAR	FAIR VALUE Ñ

Washington & Clackamas Counties School District #23J, Tigard
(FGIC) (NATL)
5.500%, 06/01/2013	$1,000	$1,142
Zero Coupon Bond
2.155%, 06/15/2014 ๏	1,030	931
Washington County
5.000%, 06/01/2022	1,525	1,727
Washington County School District #48J, Beaverton
Series A, (FSA)
5.000%, 06/01/2014	1,600	1,845
5.000%, 06/01/2016	1,500	1,708
Washington, Multnomah & Yamhill Counties School District #1J
5.000%, 11/01/2014	1,000	1,149
Washington, Multnomah & Yamhill Counties School District #1J, Hillsboro
(NATL)
5.000%, 06/15/2019	2,490	2,846
Yamhill County School District #29J, Newberg
(FGIC) (NATL) (SBG)
5.250%, 06/15/2015	1,260	1,464
5.250%, 06/15/2016	1,835	2,146
Yamhill County School District #40, McMinnville
(FSA) (SBG)
5.000%, 06/15/2023	1,005	1,114

Total General Obligations		73,106

Certificates of Participation - 3.0%
Multnomah County
4.750%, 08/01/2011	1,685	1,690
Oregon Department of Administrative Services
Series A
4.700%, 05/01/2025	1,500	1,611
Series A (FGIC) (NATL)
5.000%, 11/01/2018	1,060	1,183

Total Certificates of Participation		4,484

Total Municipal Bonds ($133,179)		141,338

	SHARES
Short-Term Investment - 4.6%
First American Tax Free Obligations Fund, Class Z
0.209% ± Ω (Cost $6,824)	6,824,309	6,824

Total Investments ▲ - 99.7% (Cost $140,003)		148,162

Other Assets and Liabilities, Net - 0.3%		460

Total Net Assets - 100.0		$148,622

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

๏	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $140,003. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,864
Gross unrealized depreciation	(705)

Net Unrealized appreciation	$8,159

AGTY — Assured Guaranty
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of September 30, 2009, the aggregate fair value of securities subject to the AMT was $713, which represents 0.5% of total net assets.
COMGTY — Commonwealth Guaranty
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FSA — Financial Security Assurance
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SBG — School Bond Guaranty Program
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$63,748	$—	$63,748
General Obligations	—	73,106	—	73,106
Certificates of Participation	—	4,484	—	4,484
Short-Term Investments	6,824			6,824

Total Investments	$6,824	$141,338	$—	$148,162

First American Funds 2009

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Short Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 85.7%

Alaska - 0.9%
Revenue Bond - 0.9%
Alaska Railroad Corporation, Capital Grant Receipts
(FGIC) (NATL)
5.000%, 08/01/2012	$1,825	$1,967

Arizona - 4.6%
Revenue Bonds - 4.6%
Glendale Individual Development Authority, Senior Living Facilities, Friendship Retirement Corporation
(LOC: Wells Fargo Bank)
0.340%, 01/01/2027	5,500	5,500
Maricopa County Hospital, Sun Health Corporation
Escrowed to Maturity
5.000%, 04/01/2011 ¥	3,815	4,059
Salt River Project, Arizona Agriculture Improvement & Power District Electric Systems
Series A
5.000%, 01/01/2020	500	583

		10,142

Arkansas - 1.4%
Revenue Bond - 1.4%
North Little Rock Health Facilities Board, Baptist Health
Series B
5.375%, 12/01/2019	2,750	2,968

California - 3.8%
Revenue Bonds - 3.8%
California Financial Authority, Goodwill Industries — Orange County
(LOC: Wells Fargo Bank)
0.340%, 10/01/2033	5,700	5,700
California Statewide Communities Development Authority, Health Facility, Adventist Health
Series A
5.000%, 03/01/2016	2,500	2,587

		8,287

Colorado - 6.1%
Revenue Bonds - 5.2%
Colorado Educational & Cultural Facilities Authority, Denver Seminary Project
(LOC: Wells Fargo Bank)
0.340%, 07/01/2034	2,575	2,575
Colorado Health Facilities Authority, Covenant Retirement Communities
4.500%, 12/01/2009	500	501
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	442
Series B, Mandatory Put 12/01/2014 @ 100
5.000%, 06/01/2039	2,400	2,485
Colorado Health Facilities Authority, North Colorado Medical Center Project
Series A (FSA)
5.000%, 05/15/2013	1,010	1,089
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	1,000	1,034
Denver City & County Airport
Subseries A2, Mandatory Put 05/15/2010 @ 100 (AMT)
5.250%, 11/15/2032	2,000	2,041
Jefferson County, Rocky Mountain Butterfly Project
0.340%, 06/01/2010	1,145	1,145

		11,312

DESCRIPTION	PAR	FAIR VALUE Ñ

General Obligation - 0.9%
Galleria Metropolitan District
(LOC: Wells Fargo Bank)
0.340%, 12/01/2029	$2,010	$2,010

		13,322

District of Columbia - 0.8%
Revenue Bond - 0.8%
District of Columbia, Georgetown University
Series A
5.000%, 04/01/2014	1,700	1,861

Florida - 8.8%
Revenue Bonds - 8.8%
Florida Department of Environmental Protection Preservation, Florida Forever
Series B (NATL)
5.000%, 07/01/2011	10,000	10,615
Florida Hurricane Catastrophe Fund Financial Corporation
Series A
5.250%, 07/01/2012	4,000	4,321
Miami-Dade County Health Facilities Authority, Miami Children’s Hospital
Series A-1, Mandatory Put 08/01/2011 @ 100 (NATL)
4.125%, 08/01/2046	1,000	1,025
South Miami Health Facilities Authority, Baptist Health South Florida Group
5.000%, 08/15/2012	2,000	2,157
Tallahassee Energy Systems
(NATL)
5.000%, 10/01/2012	1,000	1,089

		19,207

Georgia - 5.3%
Revenue Bond - 2.6%
Gwinnett County Water & Sewer Authority
5.000%, 08/01/2022	5,000	5,819

General Obligation - 2.7%
Georgia
Series B
5.000%, 07/01/2021	5,000	5,859

		11,678

Hawaii - 0.7%
Revenue Bond - 0.7%
Hawaii Department of Budget & Finance
Series C1
7.500%, 11/15/2015	1,500	1,526

Illinois - 2.1%
Revenue Bonds - 2.1%
Illinois Finance Authority, Clare at Water Tower Project
Series A
5.100%, 05/15/2011 ¥	1,000	651
Illinois Finance Authority, Illinois Institute of Technology
6.250%, 02/01/2019	500	540
Illinois Finance Authority, Landing at Plymouth Place Project
Series A
5.000%, 05/15/2011	500	511
Illinois Finance Authority, Rush University Medical Center
Series A
5.000%, 11/01/2013	1,630	1,720
5.000%, 11/01/2014	1,105	1,170

		4,592

Indiana - 1.6%
Revenue Bonds - 1.6%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	998
Indiana Health Facilities, Financing Authority, Anthony Wayne Rehabilitation Center
0.340%, 02/01/2031	2,420	2,420

		3,418

DESCRIPTION	PAR	FAIR VALUE Ñ

Iowa - 3.9%
Revenue Bonds - 3.9%
Iowa Higher Education, Private College Facility, Grinnell
2.100%, 12/01/2011	$4,000	$4,077
Muscatine Electric
Series A (AMBAC)
5.500%, 01/01/2010	4,385	4,436

		8,513

Kansas - 2.2%
Revenue Bonds - 2.2%
Olathe Health Facilities, Olathe Medical Center
4.000%, 09/01/2012	1,150	1,187
Series A, Mandatory Put 03/01/2013 @ 100
4.125%, 09/01/2037	1,350	1,398
Wichita Hospital Improvement
Series III A
5.000%, 11/15/2014	1,000	1,095
5.000%, 11/15/2016	1,000	1,099

		4,779

Louisiana - 3.8%
Revenue Bond - 1.0%
Tangipahoa Parish Hospital Service District #1, North Oaks Medical Center Project
Series A
5.000%, 02/01/2011	2,035	2,075

General Obligation - 2.8%
Louisiana
Series A (LOC: BNP Paribas)
0.300%, 07/15/2026	6,205	6,205

		8,280

Massachusetts - 0.9%
Revenue Bond - 0.9%
Massachusetts Health & Educational Facilities Authority, Northeastern University
Series T-1, Mandatory Put 02/16/2012 @ 100
4.125%, 10/01/2037	2,000	2,059

Michigan - 0.6%
General Obligation - 0.6%
Warren School District, School Improvement
(FGIC) (NATL)
5.000%, 05/01/2012	1,200	1,297

Minnesota - 2.9%
Revenue Bonds - 1.5%
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthpartners Obligation Group Project
5.250%, 12/01/2012	1,000	1,042
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2016	910	936
5.500%, 05/01/2017	1,065	1,094
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus
Series 3-A
5.000%, 05/01/2010	170	170

		3,242

General Obligation - 1.4%
Bemidji Temporary Sales Tax
4.500%, 02/01/2012	3,000	3,127

		6,369

Missouri - 2.4%
Revenue Bonds - 1.6%
Bi-state Development Agency, Missouri-Illinois Metropolitan District, Metrolink
Series A, Mandatory Put 10/01/2009 @ 100 (LOC: JP Morgan Chase Bank)

DESCRIPTION	PAR	FAIR VALUE Ñ

3.950%, 10/01/2035	$2,500	$2,500
Osage Beach Tax Increment, Prewitt’s Point Project
4.625%, 05/01/2011	895	882

		3,382

Certificate of Participation - 0.8%
Independence School District
Series C (FSA)
3.250%, 03/01/2014	1,750	1,756

		5,138

Nebraska - 1.4%
Revenue Bond - 1.4%
Central Plains Energy Project, Nebraska Gas Project #1
Series A
5.250%, 12/01/2021	3,000	3,000

New Hampshire - 2.1%
Revenue Bonds - 2.1%
New Hampshire Health & Education Facilities Authority, Concord Hospital
Series D2
5.000%, 05/01/2010	1,915	1,939
5.000%, 05/01/2011	2,585	2,659

		4,598

New Mexico - 0.9%
Revenue Bond - 0.9%
New Mexico Educational Assistance Foundation
Series C (AMT)
3.900%, 09/01/2014	2,000	2,019

New York - 1.7%
General Obligation - 1.7%
New York
Series A
5.000%, 08/01/2011	3,435	3,679

North Carolina - 2.7%
General Obligation - 2.7%
North Carolina Public Improvement
Series A
5.000%, 03/01/2020	5,000	5,796

Oklahoma - 0.6%
Revenue Bond - 0.6%
Tulsa County Individual Educational Facilities Authority, Jenks Public School
5.000%, 09/01/2014	1,125	1,262

Oregon - 1.0%
Revenue Bond - 1.0%
Lake Oswego Redevelopment Agency Tax Increment
Series A (LOC: Wells Fargo Bank)
0.340%, 06/01/2020	2,265	2,265

South Carolina - 3.0%
Revenue Bonds - 1.4%
Georgetown County Pollution Control Facilities, International Paper Company Project
Series A
5.125%, 02/01/2012	1,500	1,519
Richland County Environmental Improvement
Series A
4.600%, 09/01/2012	1,000	1,010
South Carolina Jobs-Economic Development Authority, Palmetto Health
5.000%, 08/01/2015	500	520

		3,049

DESCRIPTION	PAR	FAIR VALUE Ñ

Certificate of Participation - 1.6%
Scago Public Facilities Corporation, Lancaster County Project
(AGTY)
3.500%, 12/01/2011	$3,315	$3,446

		6,495

South Dakota - 0.6%
Revenue Bond - 0.6%
South Dakota Health & Educational Facilities Authority, Sanford Health
4.500%, 11/01/2015	1,305	1,372

Tennessee - 0.6%
Revenue Bond - 0.6%
Memphis-Shelby County Sports Authority, Memphis Arena Project
Series B
5.500%, 11/01/2020	1,270	1,422

Texas - 6.8%
Revenue Bonds - 4.8%
Dallas Fort Worth International Airport
Series A
5.000%, 11/01/2021	1,000	1,077
Lower Colorado River Authority
(AMBAC)
5.000%, 05/15/2012	2,685	2,898
Tarrant County Cultural Education Facilities, Hendrick Medical Center
Series A
4.000%, 09/01/2015	1,425	1,470
4.000%, 09/01/2016	1,070	1,091
4.375%, 09/01/2018	1,355	1,376
Tyler Health Facilities Development Corporation, East Texas Medical Center
Series A
5.000%, 11/01/2009	1,000	1,002
5.000%, 11/01/2010	1,500	1,535

		10,449

General Obligation - 2.0%
Texas Public Finance Authority
5.000%, 10/01/2010	4,275	4,467

		14,916

Virginia - 7.3%
Revenue Bonds - 7.3%
Amelia County Industrial Development Authority, Solid Waste Disposal, Waste Management Project (AMT)
Mandatory Put 04/01/2010 @ 100
4.800%, 04/01/2027	2,000	2,021
Virginia Housing Development Authority, Commonwealth Mortgage
Subseries D1 (AMT)
4.300%, 01/01/2014	7,000	7,138
Virginia Public Building Authority
Series A
5.000%, 08/01/2014	6,000	6,751

		15,910

Washington - 1.1%
Revenue Bonds - 1.1%
Washington Health Care Facilities Authority, Central Washington Health Services
5.000%, 07/01/2013	1,225	1,267
5.000%, 07/01/2014	1,150	1,184

		2,451

Wisconsin - 3.1%
Revenue Bonds - 3.1%
Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health
Series A
5.000%, 04/01/2010	1,940	1,974
Wisconsin Health & Educational Facilities Authority, Northland College
(LOC: Wells Fargo Bank)
0.340%, 10/01/2021	3,720	3,720

DESCRIPTION	PAR	FAIR VALUE Ñ

Wisconsin Health & Educational Facilities Authority, St. John’s Communities, Inc.
Series C-2
5.400%, 09/15/2014 *	$1,000	$1,001

		6,695

Total Municipal Bonds (Cost $182,169)		187,283

	SHARES
Short-Term Investments - 14.2%
Money Market Fund - 7.8%
First American Tax Free Obligations Fund, Class Z
0.209% ± Ω	16,990,345	16,990

	PAR
Variable Rate Demand Notes § - 6.4%
Cohasset Power & Light Company Project
Series A (LOC: LaSalle Bank)
0.370%, 06/01/2020	$5,830	5,830
Milwaukee Redevelopment Authority, Yankee Hill Apartments
(LOC: Wells Fargo Bank)
0.290%, 09/01/2025	1,100	1,100
South Fulton Municipal Regional Water & Sewer Authority
(LOC: Bank of America)
0.370%, 01/01/2033	7,000	7,000

		13,930

Total Short-Term Investments (Cost $30,920)		30,920

Total Investments ▲ - 99.9% (Cost $213,089)		218,203

Other Assets and Liabilities, Net - 0.1%		242

Total Net Assets - 100.0%		$218,445

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

¥	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¥	Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2009, the fair value of this investment was $651 or 0.3%. Additional information regarding such illiquid security is presented in the following table:

Security	Par	Date Acquired	Cost Basis

Illinois Finance Authority, Clare at Water Tower Project, Series A	$1,000	11/05	$997

*	Security purchased on a when-issued basis. On September 30, 2009 the total cost of investments purchased on a when-issued basis was $1,000 or 0.5% of total net assets.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

§	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $213,089. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,510
Gross unrealized depreciation	(396)

Net unrealized appreciation	$5,114

AGTY – Assured Guaranty
AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of September 30, 2009, the aggregate fair value of securities subject to the AMT was $13,219, which represented 6.1% of total net assets.
FGIC – Financial Guarantee Insurance Corporation
FSA – Financial Security Assurance
LOC – Letter of Credit
NATL – National Public Finance Guarantee Corporation
REIT — Real Estate Investment Trust
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$149,641	$—	$149,641
General Obligations	—	32,440	—	32,440
Certificates of Participation	—	5,202	—	5,202
Short-Term Investments	16,990	13,930		30,920

Total Investments	$16,990	$201,213	$—	$218,203

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds - 98.2%

Alabama - 0.4%
Revenue Bonds - 0.4%
Camden Industrial Development Board, Weyerhaeuser Company
Series A Pre-refunded 12/01/2013 @ 100
6.125%, 12/01/2024 ◊	$1,000	$1,175
Series B Pre-refunded 12/01/2013 @ 100 (AMT)
6.375%, 12/01/2024 ◊	350	407

		1,582

Alaska - 1.2%
Revenue Bonds - 1.2%
Alaska Energy Authority, Bradley Lake, Third Series
(FSA)
6.000%, 07/01/2010	1,000	1,039
6.000%, 07/01/2011	4,040	4,371

		5,410

Arizona - 6.8%
Revenue Bonds - 5.3%
Arizona Health Facilities Authority, The Terraces Project
Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ◊	3,000	3,614
Maricopa County Industrial Development Authority, Catholic Healthcare West
Series A
5.250%, 07/01/2032	3,500	3,531
Mohave County Industrial Development Authority, Correctional Facilities Contract, Mohave Prison Expansion Project
8.000%, 05/01/2025	4,500	5,152
Pima County Industrial Development Authority, American Charter Schools Foundation
Series A
5.500%, 07/01/2026	3,555	2,987
Scottsdale Industrial Development Authority, Scottsdale Healthcare
Series A
5.000%, 09/01/2022	1,000	1,035
5.250%, 09/01/2030	2,000	2,010
Scottsdale Municipal Property Corporation, Excise Tax, Water and Sewer Development Project
Series A
5.000%, 07/01/2021	4,300	4,957
Tempe Industrial Development Authority, Friendship Village Project
Series A
5.375%, 12/01/2013	1,021	1,034

		24,320

General Obligation - 1.5%
Gila County School District #10, Payson School Improvement Project of 2006
Series A (AMBAC)
5.250%, 07/01/2022	6,630	7,093

		31,413

Arkansas - 0.2%
Revenue Bond - 0.2%
Washington County Arkansas Hospital, Regional Medical Center
Series B
5.000%, 02/01/2030	1,000	939

California - 8.0%
Revenue Bonds - 4.6%
California Department of Water Reserves, Central Water Revenue

DESCRIPTION	PAR	FAIR VALUE Ñ

5.000%, 12/01/2021	$2,000	$2,316
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project
Series B (AMT)
5.000%, 07/01/2027	2,500	2,365
Series C (AMT)
5.125%, 11/01/2023	5,000	4,846
California Statewide Communities Development Authority, St. Joseph
Series B (FGIC)
5.450%, 07/01/2026	1,050	1,115
Series C (FGIC)
5.450%, 07/01/2026	1,050	1,115
Chula Vista Industrial Development, San Diego Gas & Electric
Series A (AMT)
4.900%, 03/01/2023	2,500	2,467
Loma Linda University Medical Center, Hospital Revenue
Series A
8.250%, 12/01/2038	1,500	1,696
Southern California Public Power Authority, Transmission Project Revenue
Series A
5.000%, 07/01/2020	4,000	4,469
Ventura County Area Housing Authority, Mira Vista Senior Apartments
Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	966

		21,355

General Obligations - 3.4%
Los Rios Community College District, Election of 2002
Series D
5.375%, 08/01/2034	8,000	8,617
Poway Unified School District, Election of 2008, District 2007-1-A
Zero Coupon Bond
4.867%, 08/01/2023 ๏	3,775	1,941
Victor Valley Unified High School District, Election of 2008, District 2008-A
Convertible CABs (AGTY), 0.000% through 08/01/2019, thereafter 5.750%
08/01/2031 ¶ *	5,000	2,922
Westminster School District, Series A1
Zero Coupon Bond (AGTY)
5.407%, 08/01/2026 ๏ *	2,485	1,013
5.573%, 08/01/2028 ๏ *	1,405	500
5.646%, 08/01/2029 ๏ *	2,920	969

		15,962

		37,317

Colorado - 3.3%
Revenue Bonds - 3.1%
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School
Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 ◊	1,500	1,705
Colorado Health Facilities Authority, Covenant Retirement Communities
Series B
6.125%, 12/01/2033	1,150	1,134
Colorado Health Facilities Authority, Evangelical Lutheran
5.900%, 10/01/2027	2,500	2,548
5.000%, 06/01/2029	2,000	1,953
Colorado Health Facilities Authority, Parkview Medical Center Project
Pre-refunded 09/01/2011 @ 100
6.500%, 09/01/2020 ◊	1,000	1,102
Colorado Housing & Finance Authority, Solid Waste Disposal Management Project
(AMT)
5.700%, 07/01/2018	1,590	1,647
La Junta Hospital, Arkansas Valley Medical Center Project
6.000%, 04/01/2019	1,000	1,011
Northwest Parkway Public Highway Authority
Zero Coupon Bond, Pre-refunded 06/15/2011 @ 33.455 (AMBAC)
1.456%, 06/15/2029 ◊ ๏	10,000	3,264

		14,364

General Obligation - 0.2%
Antelope Water Systems General Improvement District

DESCRIPTION	PAR	FAIR VALUE Ñ

5.125%, 12/01/2035	$1,000	$913

		15,277

Delaware - 1.3%
Revenue Bond - 1.3%
Delaware Transportation Authority Revenue
5.000%, 07/01/2019	5,000	5,980

Florida - 4.7%
Revenue Bonds - 4.1%
Halifax Hospital Medical Center
Series B1 (FSA)
5.500%, 06/01/2038	6,000	6,192
Palm Beach County Health Facilities Authority Retirement Community, Acts Retirement Life
Series A
4.500%, 11/15/2036	10,000	7,846
Palm Beach County Health Facilities Authority, Waterford Project
5.875%, 11/15/2037	5,700	5,029

		19,067

Certificate of Participation - 0.6%
Palm Beach County School Board
(FGIC) (NATL)
5.000%, 08/01/2018	2,415	2,677

		21,744

Georgia - 1.5%
Revenue Bonds - 1.5%
Fulton County Development Authority, Maxon Atlantic Station
Series A Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,207
Fulton County Residential Care Facilities, Canterbury Court Project
Series A
6.125%, 02/15/2026	1,500	1,408
6.125%, 02/15/2034	2,500	2,238
Georgia Municipal Electric Authority Power
Series BB (NATL)
5.250%, 01/01/2025	1,000	1,101

		6,954

Hawaii - 0.5%
Revenue Bonds - 0.5%
Hawaii Budget & Finance Special Purpose Revenue, Craigside Project
Series A
8.750%, 11/15/2029	1,000	1,082
9.000%, 11/15/2044	1,250	1,344

		2,426

Idaho - 0.2%
Revenue Bond - 0.2%
Idaho Health Facilities Authority Revenue, Trinity Health Group
Series B
6.250%, 12/01/2033	750	839

Illinois - 6.5%
Revenue Bonds - 6.0%
Bolingbrook, Residential Mortgages
Escrowed to Maturity (FGIC) (VEREX)
7.500%, 08/01/2010 ¥	510	537
Illinois Finance Authority, Illinois Institute of Technology
7.125%, 02/01/2034	3,500	3,786
Illinois Finance Authority, Landing at Plymouth Place Project
Series A
6.000%, 05/15/2037	2,300	1,918
Illinois Finance Authority, Luther Oaks Project
Series A
6.000%, 08/15/2039	2,000	1,628
Illinois Finance Authority, Roosevelt University
5.500%, 04/01/2037	2,800	2,822

DESCRIPTION	PAR	FAIR VALUE Ñ

Illinois Finance Authority, Rush University Medical Center
Series A
7.250%, 11/01/2030	$3,680	$4,235
Series C
6.625%, 11/01/2039	1,265	1,391
Illinois Finance Authority, Silver Cross Hospital
5.500%, 08/15/2030	3,230	3,179
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	4,283
Series A (RAAI)
5.500%, 12/01/2022	4,000	3,876
Northern Illinois University, Auxiliary Facilities Systems
(FGIC) (NATL)
5.700%, 04/01/2016	120	120

		27,775

General Obligation - 0.5%
Chicago Illinois Board of Education
Series C
5.000%, 12/01/2020	2,000	2,253

		30,028

Indiana - 2.3%
Revenue Bonds - 2.3%
Indiana Health & Educational Facilities Financing Authority, Community Foundation
5.500%, 03/01/2037	2,830	2,783
Indiana Municipal Power Agency, Power Supply
Series B (NATL)
6.000%, 01/01/2012	1,000	1,087
Indiana Transportation Finance Authority
Series A (AMBAC)
5.750%, 06/01/2012	2,000	2,233
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project
(GTY: Federal Express) (AMT)
5.100%, 01/15/2017	3,000	3,023
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	981
5.000%, 01/15/2027	775	736

		10,843

Iowa - 0.1%
Revenue Bond - 0.1%
Muscatine Electric
Escrowed to Maturity
6.700%, 01/01/2013 ¥	530	581

Kansas - 1.5%
Revenue Bonds - 1.5%
Kansas Department of Transportation, Highway Revenue
Series B2
5.000%, 09/01/2022	500	581
Kansas Development Finance Authority, Hospital Revenue, Adventist Health
5.500%, 11/15/2029	4,500	4,836
Olathe Senior Living Facility, Catholic Care Campus
Series A
6.000%, 11/15/2038	2,000	1,737

		7,154

Louisiana - 0.8%
Revenue Bonds - 0.8%
Jefferson Parish, Home Mortgage Authority
Escrowed to Maturity (FGIC) (FHA) (VA)
7.100%, 08/01/2011 ¥	1,000	1,106
Rapides Financial Authority, Cleco Power LLC Project
(AMBAC) (AMT)
4.700%, 11/01/2036	3,000	2,587

		3,693

DESCRIPTION	PAR	FAIR VALUE Ñ

Maryland - 1.3%
General Obligation - 1.3%
Prince Georges County Public Improvement
5.000%, 07/15/2017	$5,000	$5,964

Massachusetts - 0.7%
Revenue Bonds - 0.7%
Massachusetts Development Finance Agency Health Care Facilities, Adventcare
Series A
6.750%, 10/15/2037	2,850	2,508
Massachusetts Health & Educational Facilities Authority, UMass Memorial Issue
Series D
5.000%, 07/01/2033	1,000	906

		3,414

Michigan - 2.7%
Revenue Bonds - 2.7%
Kalamazoo Hospital Financial Authority, Bronson Hospital
(FSA)
5.000%, 05/15/2026	7,665	7,964
Michigan Hospital Financial Authority, McLaren Health Care
Series A
5.250%, 05/15/2018	1,000	1,055
Royal Oak Hospital Finance Authority, William Beaumont Hospital
8.000%, 09/01/2029	3,000	3,551

		12,570

Minnesota - 7.6%
Revenue Bonds - 7.6%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	4,000	3,533
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects
Series A
5.700%, 07/01/2042	2,790	2,389
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	907
5.000%, 06/01/2029	1,500	1,288
Minneapolis Healthcare System, Fairview Health Services
Series A
6.625%, 11/15/2028	3,000	3,444
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview
Series A
6.375%, 11/15/2029	95	97
Monticello, Big Lake Community Hospital
Series C
6.200%, 12/01/2022	2,995	2,870
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	954
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2019	4,500	4,758
St. Paul Housing & Redevelopment Authority, Health Care Facilities, HealthPartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,464
5.250%, 05/15/2036	3,900	3,621
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	975
6.000%, 11/15/2025	2,000	1,904
6.000%, 11/15/2030	2,000	1,791
6.000%, 11/15/2035	1,000	881
St. Paul Sales Tax
Series B (SGI)
5.650%, 11/01/2017	2,290	2,441
Stillwater Health Care, Health System Obligation Group
5.000%, 06/01/2035	2,000	1,911

		35,228

Mississippi - 1.6%
Revenue Bond - 1.6%
Mississippi Development Bank Special Obligation, Jackson Public School District

DESCRIPTION	PAR	FAIR VALUE Ñ

(FSA)
5.500%, 04/01/2020	$6,350	$7,478

Missouri - 2.5%
Revenue Bonds - 2.5%
Bi-State Development Agency, Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project
(FSA)
5.250%, 07/01/2027	3,185	3,549
St. Louis Industrial Development Authority, Sewer and Solid Waste Disposal Facilities
(AMT)
4.875%, 03/01/2032	8,000	7,283
Sugar Creek, Lafarge North America
Series A (AMT)
5.650%, 06/01/2037	1,000	825

		11,657

Montana - 1.0%
Revenue Bonds - 1.0%
Forsyth Pollution Control, Northwestern Corporation
(AMBAC)
4.650%, 08/01/2023	2,500	2,440
Montana Facilities Financial Authority, Senior Living St. John’s Lutheran
Series A
6.125%, 05/15/2036	2,500	2,091

		4,531

Nebraska - 4.6%
Revenue Bonds - 4.6%
Central Plains Energy Project, Nebraska Gas Project #1
Series A
5.250%, 12/01/2021	5,000	5,000
Nebraska Public Power District
Series B
5.000%, 01/01/2020	2,750	3,075
Washington County Wastewater Facilities, Cargill Project
(AMT)
5.900%, 11/01/2027	1,700	1,741
4.850%, 04/01/2035	12,500	11,441

		21,257

Nevada - 2.0%
Revenue Bonds - 2.0%
Carson City Hospital Revenue, Carson-Tahoe Hospital
5.750%, 09/01/2031	2,740	2,676
Pre-refunded 09/01/2012 @ 101
5.750%, 09/01/2031 ◊	2,260	2,559
Clark County Industrial Development, Southwest Gas Corporation Project
Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	3,839
Series A (AMT) (FGIC)
4.750%, 09/01/2036	80	71

		9,145

New Hampshire - 0.4%
Revenue Bonds - 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,275
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	768

		2,043

North Carolina - 1.5%
Revenue Bonds - 1.5%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian
Series B
5.200%, 10/01/2021	1,500	1,426

DESCRIPTION	PAR	FAIR VALUE Ñ

North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield
Series A
6.000%, 10/01/2023	$2,800	$2,379
North Carolina Medical Care Community Retirement Facilities, Southminster Project
Series A
5.750%, 10/01/2037	4,150	3,317

		7,122

North Dakota - 0.7%
Revenue Bond - 0.5%
North Dakota State Board of Higher Education, Bismarck State College
5.350%, 05/01/2030	2,500	2,181

General Obligations - 0.2%
West Fargo
Series A (AGTY)
4.000%, 05/01/2017	550	574
4.000%, 05/01/2018	540	561

		1,135

		3,316

Ohio - 2.0%
Revenue Bonds - 2.0%
Cincinnati Water System
Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 ◊	125	134
Lake County Hospital Facilities, Lake Hospital System
Series C
5.625%, 08/15/2029	3,250	3,221
Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	990
Ohio Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,583
5.250%, 12/01/2019	1,540	1,628
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	1,819

		9,375

Oregon - 0.3%
Revenue Bond - 0.3%
Gilliam County Solid Waste Disposal, Waste Management Project
(AMT)
5.250%, 07/01/2029	1,500	1,424

Pennsylvania - 2.6%
Revenue Bonds - 2.6%
Delaware County Authority College Revenue, Neumann College
6.125%, 10/01/2034	1,000	1,054
Erie County Industrial Development Authority, International Paper Company Project
Series A (AMT)
5.000%, 11/01/2018	1,350	1,309
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
6.250%, 02/01/2035	2,090	1,505
Pennsylvania Economic Development Authority, Allegheny Energy Supply
7.000%, 07/15/2039	5,000	5,447
State Public School Building Authority, Delaware County Community College Project
(FSA)
5.000%, 10/01/2024	1,600	1,787
Westmoreland County Industrial Development Authority, Redstone Retirement Community
Series A
5.750%, 01/01/2026	1,200	1,037

		12,139

DESCRIPTION	PAR	FAIR VALUE Ñ

Puerto Rico - 2.5%
Revenue Bond - 2.3%
Puerto Rico Electric Power Authority
Series VV (NATL)
5.250%, 07/01/2029	$10,000	$10,783

General Obligations - 0.2%
Puerto Rico Commonwealth
Series A
5.000%, 07/01/2027	550	543
Puerto Rico Commonwealth, Public Improvement
(NATL)
5.750%, 07/01/2026	500	518

		1,061

		11,844

South Carolina - 1.4%
Revenue Bonds - 0.8%
Georgetown County Environmental Improvement, International Paper
Series A (AMT)
5.550%, 12/01/2029	700	661
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance
Series A
6.125%, 08/01/2023	1,250	1,294
Series C Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 ◊	1,115	1,306
6.375%, 08/01/2034 ◊	135	158

		3,419

General Obligation - 0.6%
South Carolina Infrastructure
Series A
3.000%, 10/01/2024	3,000	2,910

		6,329

South Dakota - 3.7%
Revenue Bonds - 3.4%
Sioux Falls, Dow Rummel Village Project
Series A Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 ◊	2,270	2,641
South Dakota Economic Development Finance Authority, Pooled Loan DTS Project
Series A (AMT)
5.500%, 04/01/2019	1,055	1,070
South Dakota Economic Development Finance Authority, Pooled Loan Program — Davis Family
Series 4A (AMT)
6.000%, 04/01/2029	1,400	1,443
South Dakota Economic Development Finance Authority, Pooled Loan Program — Spearfish Forest
Series A (AMT)
5.875%, 04/01/2028	2,000	2,076
South Dakota Health & Educational Facilities Authority, Vocational Education Program
(AGTY)
5.500%, 08/01/2038	7,000	7,542
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2031	1,250	1,177

		15,949

Certificate of Participation - 0.3%
Deadwood
(ACA)
5.000%, 11/01/2020	1,500	1,357

		17,306

Tennessee - 1.6%
Revenue Bonds - 1.4%
Johnson City Health & Educational Facilities Board, Mountain States Health
Series A Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2033 ◊	2,500	2,845
Shelby County Health, Educational, & Housing Facilities Board, Methodist Healthcare

DESCRIPTION	PAR	FAIR VALUE Ñ

Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 ◊	$1,125	$1,297
6.500%, 09/01/2021 ◊	1,875	2,162

		6,304

General Obligation - 0.2%
Shelby County
5.000%, 04/01/2020	1,000	1,190

		7,494

Texas - 12.9%
Revenue Bonds - 10.5%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	485
Series A
5.875%, 11/15/2018	2,500	2,426
Brazos County Health Facilities, Franciscan Services Corporation, St. Joseph Regional
5.000%, 01/01/2023	3,635	3,535
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,282
5.375%, 10/01/2027	1,750	1,684
Dallas Area Rapid Transit Sales Tax, Senior Lien
5.000%, 12/01/2018	2,000	2,361
Harris County Health Facilities Development Corporation, Memorial Hermann Healthcare System
Series B
7.250%, 12/01/2035	2,000	2,279
Lubbock Educational Facilities Authority, Lubbock Christian University
5.125%, 11/01/2027	1,000	940
5.250%, 11/01/2037	2,500	2,284
North Texas Tollway Authority, First Tier
Series E3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	4,500	4,862
Red River Authority Sewer & Solidwaste Disposal, Excel Corporation Project
(AMT)
6.100%, 02/01/2022	3,775	3,888
San Antonio Electric & Gas
5.000%, 02/01/2025	4,000	4,470
Series A
5.250%, 02/01/2025	10,000	11,502
San Marcos Waterworks & Wastewater Systems
(FSA)
5.000%, 08/15/2026	1,000	1,089
Tarrant County Cultural Education Retirement Facilities, Northwest Senior Housing Edgemere Project
Series A
6.000%, 11/15/2026	1,600	1,510
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	1,149
5.650%, 11/15/2035	4,100	3,319

		49,065

General Obligations - 2.4%
Fort Bend Independent School District
Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 ¥	500	573
Humble Independent School District
Series A (AGTY)
5.250%, 02/15/2022	2,635	3,015
San Marcos Certificates of Obligation
(FSA)
5.000%, 08/15/2025	1,000	1,101
5.000%, 08/15/2027	1,000	1,088
Texas Transportation Commission, Mobility Fund
5.000%, 04/01/2028	5,000	5,421

		11,198

		60,263

Utah - 1.1%
Revenue Bonds - 1.1%
Intermountain Power Agency, Utah Power Supply
Series A (AMBAC)

DESCRIPTION	PAR	FAIR VALUE Ñ

6.500%, 07/01/2011	$365	$397
Series A Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 ¥	635	700
Uintah County Municipal Building Authority, Lease Revenue
5.500%, 06/01/2037	4,000	4,165

		5,262

Vermont - 0.2%
Revenue Bond - 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project
Series A
5.250%, 05/01/2026	1,000	903

Virginia - 0.2%
Revenue Bond - 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments
(AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,038

Washington - 1.1%
Revenue Bonds - 1.1%
Washington Health Care Facilities Authority, Central Washington Health Services
6.250%, 07/01/2024	2,000	2,124
7.000%, 07/01/2039	2,000	2,152
Washington Public Power Supply System, Nuclear Project #3
Series B
7.125%, 07/01/2016	600	769

		5,045

Wisconsin - 1.9%
Revenue Bonds - 1.9%
Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospitals
Series A
6.750%, 08/15/2034	2,000	2,006
Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin
5.250%, 08/15/2024	2,000	2,164
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Income Project
6.000%, 12/01/2024	1,000	949
Wisconsin Health & Educational Facilities Authority, New Castle Place Project
Series A
7.000%, 12/01/2031	2,000	1,982
Wisconsin Health & Educational Facilities Authority, Southwest Health Center
Series A
6.250%, 04/01/2034	2,000	1,698

		8,799

Wyoming - 0.8%
Revenue Bonds - 0.8%
Teton County Hospital District, St. John’s Medical Center
6.750%, 12/01/2022	2,100	2,113
6.750%, 12/01/2027	1,500	1,462

		3,575

Total Municipal Bonds (Cost $448,405)		456,701

	SHARES
Short-Term Investment - 1.4%
Money Market Fund - 1.4%
First American Tax Free Obligations Fund, Class Z
0.21% ± Ω (Cost $6,698)	6,698,411	6,698

Total Investments ▲ - 99.6% (Cost $455,103)		463,399

Other Assets and Liabilities, Net - 0.4%		1,690

Total Net Assets - 100.0		$465,089

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

๏	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009.

*	Security purchased on a when-issued basis. On September 30, 2009 the total cost of investments purchased on a when-issued basis was $5,284 or 1.1% of total net assets.

¶	Convertible Capital Appreciation Bonds (Convertible CABs) - These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¥	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $455,103. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$23,140
Gross unrealized depreciation	(14,844)

Net unrealized appreciation	$8,296

ACA — ACA Financial Guaranty Corporation

AGTY — Assured Guaranty

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax. As of September 30, 2009, the aggregate value of securities subject to the AMT was $58,624 which represents 12.6% total net assets.

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance

GTY — Guaranty Agreement

NATL — National Public Finance Guarantee Corporation

PSFG — Permanent School Fund Guarantee

RAAI — Radian Asset Assurance Inc

SGI — Syncora Guarantee Inc.

VA — Veterans Administration

VEREX — Verex Assurance
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Revenue Bonds	$—	$402,988	$—	$402,988
General Obligations	—	49,679	—	49,679
Certificates of Participation	—	4,034	—	4,034
Short-Term Investments	6,698			6,698

Total Investments	$6,698	$456,701	$—	$463,399

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Core Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Corporate Bonds - 48.6%
Banking - 10.0%
Bank of America
5.750%, 12/01/2017	$8,035	$8,020
5.650%, 05/01/2018	9,975	9,849
8.000%, 12/29/2049 Δ	8,730	7,762
BB&T
6.850%, 04/30/2019	4,860	5,436
Citigroup
6.125%, 11/21/2017	5,430	5,391
8.500%, 05/22/2019	3,500	3,951
Citigroup Capital XXI
8.300%, 12/21/2057 Δ	15,545	13,816
Credit Suisse New York
5.300%, 08/13/2019	4,600	4,717
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	2,620	2,702
First National Bank of Chicago
8.080%, 01/05/2018	1,248	1,372
HSBC Holdings
6.800%, 06/01/2038	6,370	7,148
JPMorgan Chase
5.150%, 10/01/2015	8,115	8,419
Series 1
7.900%, 04/29/2049 Δ	9,800	9,410
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	2,510	2,331
JPMorgan Chase Capital XXII
Series V
6.450%, 02/02/2037	2,110	1,899
Lloyds TSB Group
6.267%, 12/31/2049 Δ ■	5,000	2,850
National City Preferred Capital Trust I
12.000%, 12/29/2049 Δ	2,045	2,308
Rabobank Nederland
11.000%, 06/30/2019 Δ ■	1,000	1,225
Sovereign Bank
8.750%, 05/30/2018	3,675	4,237
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	2,525	1,899
Wells Fargo
Series I
3.750%, 10/01/2014	5,800	5,771
Series K
7.980%, 03/29/2049 Δ	6,630	6,033
Wells Fargo Bank
5.950%, 08/26/2036	3,415	3,466
Wells Fargo Capital X
5.950%, 12/15/2036	2,760	2,394
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	9,600	8,448
Wells Fargo Capital XV
9.750%, 12/29/2049 Δ ▼	3,305	3,437

		134,291

Basic Industry - 3.6%
Arcelormittal
6.125%, 06/01/2018	6,200	6,108
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	3,000	3,094
Georgia-Pacific
7.125%, 01/15/2017 ■	1,500	1,466
International Paper
8.700%, 06/15/2038	2,300	2,550
Newmont Mining
5.125%, 10/01/2019	5,000	4,998

DESCRIPTION	PAR	FAIR VALUE Ñ

6.250%, 10/01/2039	$6,000	$5,959
Rio Tinto Finance U.S.A.
6.500%, 07/15/2018	3,385	3,640
Southern Copper
7.500%, 07/27/2035	2,640	2,631
Teck Cominco Limited
6.125%, 10/01/2035	2,785	2,367
U.S. Steel
7.000%, 02/01/2018	3,650	3,506
Vale Overseas
6.250%, 01/11/2016	2,380	2,625
5.625%, 09/15/2019	1,000	1,017
Vedanta Resources
9.500%, 07/18/2018 ■	2,055	2,024
Yara International
7.875%, 06/11/2019 ■	5,000	5,618

		47,603

Brokerage - 5.4%
Bear Stearns
7.250%, 02/01/2018	3,750	4,283
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	2,415	1,739
Goldman Sachs Group
6.150%, 04/01/2018	13,020	13,696
7.500%, 02/15/2019	6,000	6,861
6.750%, 10/01/2037	3,685	3,803
Merrill Lynch
6.050%, 05/16/2016	9,935	9,956
Series MTN
6.150%, 04/25/2013	7,020	7,428
Morgan Stanley
5.375%, 10/15/2015	8,270	8,537
Series MTN
6.625%, 04/01/2018	15,160	16,030

		72,333

Capital Goods - 1.4%
Boeing
6.875%, 03/15/2039 ▼	3,560	4,391
Caterpillar
8.250%, 12/15/2038 ▼	2,630	3,587
Caterpillar Financial
Series MTN
7.150%, 02/15/2019 ▼	4,730	5,485
Meccanica Holdings USA
6.250%, 07/15/2019 ■	1,430	1,543
Siemens Financiering
6.125%, 08/17/2026 ■	3,070	3,405

		18,411

Communications - 6.0%
AT&T
6.550%, 02/15/2039	5,530	6,029
British Sky Broadcasting
6.100%, 02/15/2018 ■	3,450	3,717
9.500%, 11/15/2018 ■	1,500	1,919
British Telecom
5.950%, 01/15/2018	5,345	5,414
Comcast
6.300%, 11/15/2017 ▼	6,142	6,729
Deutsche Telekom
6.750%, 08/20/2018	3,055	3,421
DirecTV Holdings
5.875%, 10/01/2019 ▼ ■	5,385	5,351
Embarq
7.082%, 06/01/2016 ▼	2,575	2,798
News America
6.900%, 03/01/2019	3,500	3,905
6.650%, 11/15/2037	3,590	3,740
Rogers Communications
6.800%, 08/15/2018 ▼	7,220	8,103
Telecom Italia Capital
7.175%, 06/18/2019	4,740	5,289
Telefonica Emisiones
7.045%, 06/20/2036	5,000	5,917

DESCRIPTION	PAR	FAIR VALUE Ñ

Time Warner Cable
8.750%, 02/14/2019	$6,000	$7,392
7.300%, 07/01/2038	1,725	1,991
6.750%, 06/15/2039	2,410	2,606
Verizon Communications
6.900%, 04/15/2038 ▼	5,870	6,685

		81,006

Consumer Cyclical - 1.8%
Home Depot
5.875%, 12/16/2036	3,570	3,464
International Game Technology
7.500%, 06/15/2019	3,000	3,324
R.R. Donnelley & Sons
11.250%, 02/01/2019 ▼	3,000	3,564
Target
7.000%, 01/15/2038	4,285	5,015
Viacom
6.875%, 04/30/2036	4,105	4,336
Whirlpool
Series MTN
5.500%, 03/01/2013	4,905	4,974

		24,677

Consumer Non Cyclical - 2.7%
Altria Group
9.950%, 11/10/2038	6,055	8,232
Anheuser-Busch InBev
8.200%, 01/15/2039 ▼ ■	3,730	4,919
Bunge Limited Finance
8.500%, 06/15/2019	5,000	5,764
ConAgra Foods
7.000%, 04/15/2019	2,090	2,463
Constellation Brands
7.250%, 05/15/2017 ▼	1,000	995
HCA
9.250%, 11/15/2016	1,090	1,127
Kraft Foods
6.500%, 08/11/2017	3,455	3,737
Lorillard Tobacco
8.125%, 06/23/2019	3,350	3,802
Smithfield Foods
7.000%, 08/01/2011 ▼	1,600	1,536
UnitedHealth Group
6.875%, 02/15/2038	3,185	3,516

		36,091

Electric - 2.2%
MidAmerican Energy Holdings
6.125%, 04/01/2036	5,185	5,597
Ohio Power
Series K
6.000%, 06/01/2016	4,100	4,411
Oncor Electric Delivery
7.000%, 05/01/2032	2,400	2,880
Pacific Gas & Electric
6.050%, 03/01/2034	4,650	5,173
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ■	4,315	4,338
Transalta
6.650%, 05/15/2018	3,470	3,501
Virginia Electric Power
5.950%, 09/15/2017	2,880	3,193

		29,093

Energy - 4.5%
Anadarko Petroleum
8.700%, 03/15/2019	6,500	7,772
Canadian National Resources
5.900%, 02/01/2018	3,355	3,577
Canadian Oil Sands
7.750%, 05/15/2019 ■	4,690	5,428
Cenovus Energy
5.700%, 10/15/2019 ■	3,000	3,076
ConocoPhillips
6.500%, 02/01/2039 ▼	4,215	4,859

DESCRIPTION	PAR	FAIR VALUE Ñ

Marathon Oil
5.900%, 03/15/2018	$1,945	$2,033
7.500%, 02/15/2019	3,500	4,037
Nexen
6.400%, 05/15/2037	3,475	3,383
Petro-Canada
6.800%, 05/15/2038	3,235	3,453
Pride International
8.500%, 06/15/2019 ▼	1,000	1,100
Smith International
9.750%, 03/15/2019	6,375	7,866
Suncor Energy
6.100%, 06/01/2018	4,000	4,180
Talisman Energy
7.750%, 06/01/2019 ▼	4,000	4,703
Weatherford International
7.000%, 03/15/2038	1,755	1,892
XTO Energy
6.375%, 06/15/2038	2,450	2,606

		59,965

Finance - 3.9%
American Express
8.125%, 05/20/2019	4,210	4,979
American Express Credit
Series C
7.300%, 08/20/2013	4,730	5,246
Capital One Bank
8.800%, 07/15/2019	5,780	6,681
Capital One Capital V
10.250%, 08/15/2039	2,550	2,818
Countrywide Financial
6.250%, 05/15/2016	4,390	4,397
Credit Agricole
6.637%, 05/29/2049 Δ ■	3,270	2,322
General Electric Capital
Series GMTN
6.000%, 08/07/2019	1,500	1,522
Series MTN
6.875%, 01/10/2039 ▼	4,915	5,147
International Lease Finance
6.375%, 03/25/2013	3,855	3,092
Rockies Express Pipeline
7.500%, 07/15/2038 ▼ ■	2,635	3,112
SLM
Series MTN
5.400%, 10/25/2011	4,705	4,341
Transcapitalinvest
5.670%, 03/05/2014 ■	8,475	8,246

		51,903

Insurance - 3.3%
Allied World Assurance
7.500%, 08/01/2016	6,480	6,772
Allstate
7.450%, 05/16/2019	4,000	4,768
American International Group
8.175%, 05/15/2058 Δ	7,005	4,203
Genworth Financial
Series MTN
6.515%, 05/22/2018	3,940	3,374
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	5,860	5,557
MetLife
6.750%, 06/01/2016 ▼	3,400	3,795
7.717%, 02/15/2019	2,095	2,466
MetLife Capital Trust IV
7.875%, 12/15/2037 ■	3,735	3,511
Prudential Financial
5.900%, 03/17/2036	2,500	2,234
Series MTN
6.625%, 12/01/2037	4,590	4,687
ZFS Finance USA Trust V
6.500%, 05/09/2037 Δ ■	2,860	2,317

		43,684

DESCRIPTION	PAR	FAIR VALUE Ñ

Natural Gas - 0.7%
Duke Energy
5.050%, 09/15/2019	$3,430	$3,467
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	3,060	3,287
NGPL Pipeco
7.119%, 12/15/2017 ■	2,640	2,954

		9,708

Other Utility - 0.2%
American Water Capital
6.085%, 10/15/2017	3,105	3,271

Real Estate - 1.1%
Health Care Properties – REIT
Series MTN
6.300%, 09/15/2016	8,270	7,958
Prologis 2006 - REIT
5.750%, 04/01/2016	6,835	6,114

		14,072

Technology - 0.8%
Chartered Semiconductor
6.375%, 08/03/2015	1,715	1,710
Computer Sciences
6.500%, 03/15/2018	3,835	4,225
National Semiconductor
6.600%, 06/15/2017	5,345	5,282

		11,217

Transportation - 1.0%
American Airlines
10.375%, 07/02/2019	2,500	2,731
Delta Airlines
Series 2001-1, Class B
7.711%, 09/18/2011	2,305	2,132
Erac USA Finance
6.375%, 10/15/2017 ■	2,945	2,957
Norfolk Southern
5.900%, 06/15/2019	5,000	5,559

		13,379

Total Corporate Bonds (Cost $613,653)		650,704

U.S. Government Agency Mortgage-Backed Securities - 20.6%
Adjustable Rate Δ - 2.8%
Federal Home Loan Mortgage Corporation Pool
3.968%, 05/01/2025, #846757	205	207
3.968%, 04/01/2029, #847190	1,073	1,091
4.191%, 03/01/2030, #847180	1,416	1,447
3.889%, 07/01/2030, #847240	1,841	1,871
4.009%, 06/01/2031, #846984	684	688
5.769%, 07/01/2036, #1K1238	8,874	9,279
Federal National Mortgage Association Pool
3.644%, 08/01/2030, #555843	4,163	4,254
3.490%, 03/01/2031, #545359	294	302
3.607%, 09/01/2033, #725553	1,561	1,566
5.248%, 11/01/2034, #735054	7,071	7,472
5.835%, 09/01/2037, # 946441	8,487	8,992
Government National Mortgage Association Pool
4.625%, 08/20/2023, #008259	1	1

		37,170

Fixed Rate - 17.8%
Federal Home Loan Mortgage Corporation Pool
4.500%, 03/01/2018, #P10023	1,941	2,028
4.500%, 05/01/2018, #P10032	3,598	3,767
6.500%, 01/01/2028, #G00876	746	804
6.500%, 11/01/2028, #C00676	1,475	1,591
6.500%, 12/01/2028, #C00689	1,088	1,173
6.500%, 04/01/2029, #C00742	616	664
6.500%, 07/01/2031, #A17212	2,595	2,794
6.000%, 11/01/2033, #A15521	2,222	2,363
7.000%, 08/01/2037, #H09059	5,880	6,331

DESCRIPTION	PAR	FAIR VALUE Ñ

5.941%, 09/01/2037, #1G2163	$7,579	$8,021
7.000%, 09/01/2037, #H01292	3,340	3,597
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314	10,447	10,779
5.500%, 02/01/2014, #440780	1,075	1,147
7.000%, 02/01/2015, #535206	264	281
7.000%, 08/01/2016, #591038	418	453
5.500%, 12/01/2017, #673010	2,559	2,742
6.000%, 10/01/2022, #254513	2,637	2,830
5.500%, 01/01/2025, #255575	6,577	6,971
7.000%, 04/01/2026, #340798	265	292
7.000%, 05/01/2026, #250551	293	323
6.000%, 08/01/2027, #256852	6,834	7,277
6.500%, 02/01/2029, #252255	1,333	1,443
6.500%, 12/01/2031, #254169	3,058	3,276
6.000%, 04/01/2032, #745101	6,016	6,321
7.000%, 07/01/2032, #254379	1,864	2,051
7.000%, 07/01/2032, #545813	797	880
7.000%, 07/01/2032, #545815	514	568
6.000%, 09/01/2032, #254447	2,971	3,164
6.000%, 03/01/2033, #688330	5,179	5,516
5.500%, 04/01/2033, #694605	6,239	6,564
6.500%, 05/01/2033, #555798	4,068	4,392
5.500%, 07/01/2033, #709446	8,320	8,754
5.500%, 10/01/2033, #555800	4,602	4,842
6.000%, 11/01/2033, #772130	548	583
6.000%, 11/01/2033, #772256	889	946
5.000%, 03/01/2034, #725248	2,818	2,926
5.000%, 03/01/2034, #725250	5,227	5,427
5.000%, 06/01/2034, #782909	1	2
6.500%, 06/01/2034, #735273	6,587	7,108
6.000%, 10/01/2034, #781776	1,423	1,512
6.000%, 08/01/2036, #885536	2,943	3,114
6.000%, 09/01/2036, #900555	5,130	5,430
5.500%, 04/01/2037, #918883	6,326	6,630
6.000%, 06/01/2037, #944340	4,448	4,702
6.500%, 08/01/2037, #256845	2,235	2,392
6.000%, 09/01/2037, #256890	5,145	5,422
5.000%, 03/01/2038, #973241	20,145	20,840
5.000%, 05/01/2038, #983077	3,651	3,777
6.000%, 06/01/2038, #889706	754	797
6.000%, 08/01/2038, #257307	4,576	4,834
5.500%, 01/01/2039, #995258	12,362	12,956
5.500%, 10/01/2039 *	33,970	35,530
Government National Mortgage Association Pool
7.500%, 11/15/2030, #537699	314	352

		239,279

Total U.S. Government Agency Mortgage-Backed Securities (Cost $267,674)		276,449

Asset-Backed Securities - 17.7%
Automotive - 1.4%
BMW Vehicle Owner Trust
Series 2006-A, Class A4
5.070%, 08/25/2011	2,195	2,227
Capital One Prime Auto Receivables Trust
Series 2006-1, Class A4
5.010%, 11/15/2011	725	733
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	6,500	6,743
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	3,496	3,570
Honda Auto Receivables Owner Trust
Series 2006-3, Class A4
5.110%, 04/15/2012	1,431	1,464
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A4
5.220%, 11/15/2011	748	760
Series 2007-B, Class A3
5.030%, 05/16/2011	808	820
USAA Auto Owner Trust

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 2008-1, Class A3
4.160%, 04/16/2012	$2,584	$2,635

		18,952

Credit Cards - 3.0%
American Express Issuance Trust
Series 2005-1, Class C
0.573%, 08/15/2011 Δ	4,125	4,031
Bank of America Credit Card Trust
Series 2008-A1, Class A1
0.823%, 04/15/2013 Δ	3,000	2,996
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	4,500	4,588
Series 2006-14A, Class A
0.253%, 08/15/2013 Δ	3,900	3,878
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	5,000	5,233
Discover Card Master Trust I
Series 2003-4, Class B2
0.673%, 05/15/2013 Δ	697	684
Series 2005-4, Class B1
0.493%, 06/18/2013 Δ	1,430	1,397
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	5,275	5,695
Series 2007-C1, Class C1
0.563%, 01/15/2013 Δ	4,150	4,057
Series 2008-A3, Class A3
5.100%, 10/15/2013	5,000	5,253
MBNA Master Credit Card Trust
Series 2000-E, Class A
7.800%, 10/15/2012	1,000	1,042
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.643%, 05/15/2014 Δ ■ ∞	575	566

		39,420

Home Equity - 0.0%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ∞	48	41
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
2.496%, 09/25/2023 Δ	766	318

		359

Manufactured Housing - 0.2%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	3,000	3,052

Other - 12.8%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	9,830	9,884
Series 2006-2, Class A4
5.929%, 05/10/2045	4,085	3,927
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 Δ	10,000	9,829
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■ ∞	3,165	964
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 Δ	4,950	2,457
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	4,700	4,678
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
5.648%, 03/03/2041 ■ ∞	4,353	3,161
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	9,225	9,037
Crown Castle Towers
Series 2005-1A, Class B

DESCRIPTION	PAR	FAIR VALUE Ñ

4.878%, 06/15/2035 ■	$5,765	$5,765
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	11,697
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	6,152	6,183
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ	5,400	2,841
GS Mortgage Securities II
Series 2006-RR2, Class A1
5.817%, 06/23/2046 ■ ∞	4,295	1,289
Series 2007-GG10, Class A4
5.805%, 08/10/2045 Δ	20,630	17,050
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 Δ ∞	2,750	1,476
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 03/15/2036	6,000	5,607
Series 2005-C7, Class A2
5.103%, 11/15/2030	5,585	5,617
Series 2007-C7, Class AM
6.166%, 09/15/2045 Δ	4,775	3,450
Series 2008-C1, Class AJ
6.149%, 04/15/2041 Δ	2,350	1,287
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.126%, 07/12/2038 Δ ∞	3,102	1,545
Series 2005-LC1, Class AM
5.265%, 01/12/2044 Δ	5,938	5,077
Series 2008-C1, Class A4
5.690%, 02/12/2051	13,520	10,486
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	7,670	5,360
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 Δ ∞	1,340	733
Series 2005-HQ6, Class C
5.172%, 08/13/2042 Δ ∞	1,270	666
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	4,485	4,015
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	7,505	7,878
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	10,135	10,790
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	13,390	13,518
Series 2007-C33, Class AJ
5.902%, 02/15/2051 Δ	4,945	2,395
Series 2007-C34, Class AJ
5.953%, 05/15/2046 Δ	5,184	2,759

		171,421

Utility - 0.3%
PG&E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	4,131	4,342

Total Asset-Backed Securities (Cost $257,706)		237,546

Collateralized Mortgage Obligation-Private Mortgage-Backed Securities - 7.5%
Adjustable Rate Δ - 3.7%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.858%, 09/25/2035	5,537	4,313
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
0.441%, 12/20/2046	2,987	1,464

DESCRIPTION	PAR	FAIR VALUE Ñ

Countrywide Home Loans
Series 2004-2, Class 2A1
5.283%, 02/25/2034	$2,150	$2,049
Series 2006-HYB5, Class 3A1A
5.938%, 09/20/2036	11,049	6,203
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.171%, 03/25/2035	1,673	1,202
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.526%, 04/25/2047	4,068	2,219
JPMorgan Mortgage Trust
Series 2005-A1, Class 3A2
5.021%, 02/25/2035	4,515	2,497
Series 2006-A7, Class 3A4
5.946%, 01/25/2037	1,204	343
RBSSP Resecuritization Trust
Series 2009-10, Class 8A1
0.396%, 05/26/2036 ■	6,650	6,350
Series 2009-8, Class 3A1
0.386%, 03/26/2037 ■	5,090	4,867
Series 2009-9, Class 9A1
0.466%, 09/26/2037 ■	7,614	7,140
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
0.911%, 08/25/2034	394	299
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
3.586%, 10/20/2035	5,501	3,838
Washington Mutual
Series 2007-HY2, Class 3A2
5.848%, 09/25/2036	1,829	343
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR1, Class 2A2
5.545%, 03/25/2036	7,575	6,304

		49,431

Fixed Rate - 3.8%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	2,777	1,128
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	3,261	3,259
BCAP LLC Trust
Series 2006-RR1, Class PB
5.000%, 11/25/2036	2,090	2,064
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	4,416	4,233
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	3,644	3,326
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	1,636	1,546
Series 2004-J1, Class 1A1
6.000%, 02/25/2034	664	647
Series 2006-19CB, Class A15
6.000%, 08/25/2036	3,204	2,600
Credit Suisse First Boston Mortgage Securities
Series 2003-8, Class DB1
6.253%, 04/25/2033	4,296	3,332
GMAC Mortgage Corporation Loan Trust
Series 2006-J1, Class A1
5.750%, 04/25/2036	3,689	3,159
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.892%, 03/25/2043 ∞	775	593
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.544%, 07/25/2047	7,331	5,938
Master Alternative Loans Trust
Series 2004-1, Class 3A1
7.000%, 01/25/2034	1,016	894
Series 2005-2, Class 1A3

DESCRIPTION	PAR	FAIR VALUE Ñ

6.500%, 03/25/2035	$2,355	$1,961
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.332%, 04/25/2031 ∞	7,186	6,265
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,850	1,811
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-2, Class 3A1
5.500%, 04/25/2022	3,854	3,305
Wells Fargo Mortgage Backed Securities Trust
Series 2005-14, Class 2A1
5.500%, 12/25/2035	1,550	1,420
Series 2005-AR13, Class A1
5.311%, 05/25/2035	1,591	1,205
Series 2007-2, Class 1A8
5.750%, 03/25/2037	3,273	3,015
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ∞	42	43

		51,744

Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities (Cost $121,738)		101,175

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.0%
Fixed Rate - 2.9%
Federal Home Loan Mortgage Corporation
Series 1022, Class J
6.000%, 12/15/2020	28	28
Series 162, Class F
7.000%, 05/15/2021	78	85
Series 1790, Class A
7.000%, 04/15/2022	50	54
Series 188, Class H
7.000%, 09/15/2021	159	172
Series 2763, Class TA
4.000%, 03/15/2011	4,172	4,242
Series 2901, Class UB
5.000%, 03/15/2033	5,000	5,257
Series 6, Class C
9.050%, 06/15/2019	16	17
Federal National Mortgage Association
Series 1988-24, Class G
7.000%, 10/25/2018	40	44
Series 1989-24, Class H
9.000%, 07/25/2019	34	38
Series 1989-90, Class E
8.700%, 12/25/2019	5	5
Series 1990-102, Class J
6.500%, 08/25/2020	28	31
Series 1990-105, Class J
6.500%, 09/25/2020	265	290
Series 1990-30, Class E
6.500%, 03/25/2020	24	25
Series 1990-61, Class H
7.000%, 06/25/2020	27	30
Series 1990-72, Class B
9.000%, 07/25/2020	21	24
Series 1991-56, Class M
6.750%, 06/25/2021	87	93
Series 1992-120, Class C
6.500%, 07/25/2022	31	34
Series 2003-3, Class BC
5.000%, 02/25/2018	14,030	14,912
Series 2005-44, Class PC
5.000%, 11/25/2027	5,900	6,182
Series 2005-62, Class JE
5.000%, 06/25/2035	7,248	7,597

		39,160

Z-Bonds ☒ - 0.1%
Federal Home Loan Mortgage Corporation

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 1118, Class Z
8.250%, 07/15/2021	47	52
Federal National Mortgage Association
Series 1991-134, Class Z
7.000%, 10/25/2021	181	197
Series 1996-35, Class Z
7.000%, 07/25/2026	863	956

		1,205

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities (Cost $37,638)		$40,365

U.S. Government & Agency Securities - 1.2%
U.S. Treasuries - 1.2%
U.S. Treasury Bond
4.250%, 05/15/2039 ▼	$2,340	2,421
U.S. Treasury Notes
0.875%, 02/28/2011 ▼	2,245	2,254
1.000%, 08/31/2011 ▼	4,865	4,873
2.250%, 05/31/2014 ▼	3,315	3,325
2.625%, 06/30/2014 ▼	2,650	2,697

Total U.S. Government & Agency Securities (Cost $15,398)		15,570

	SHARES
Preferred Stocks - 0.2%
Banking - 0.2%
Bank of America
Series MER	79,000	1,870

Sovereign - 0.0%
Fannie Mae
Series S	218,000	351

Total Preferred Stocks (Cost $7,148)		2,221

Short-Term Investments - 2.6%
Money Market Fund - 2.3%
First American Prime Obligations Fund, Class Z
0.186% ± Ω	30,721,307	30,721

	PAR
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills ☐
0.212%, 10/08/2009	$1,290	1,290
0.122%, 02/11/2010	1,850	1,850
0.197%, 06/03/2010	630	629

		3,769

Total Short-Term Investments (Cost $34,488)		34,490

	SHARES
Investment Purchased with Proceeds from Securities Lending - 4.7%
Mount Vernon Securities Lending Prime Portfolio
0.291% Ω † (Cost $63,071)	63,070,924	63,071

Total Investments ▲ - 106.1% (Cost $1,418,514)		1,421,591

Other Assets and Liabilities, Net - (6.1)%		(81,628)

Total Net Assets - 100.0%		$1,339,963

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

Δ	Variable Rate Security – The rate shown is the rate in effect as of September 30, 2009.

▼	This security or a portion of this security is out on loan at September 30, 2009. Total loaned securities had a fair value of $61,521 at September 30, 2009.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of September 30, 2009, the fair value of these investments was $114,489 or 8.5% of total net assets.

*	Security purchased on a when-issued basis. On September 30, 2009, the total cost of investments purchased on a when-issued basis was $35,336 or 2.6% of total net assets.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2009, the fair value of these investments was $17,342 or 1.3% of total net assets. Additional information regarding such illiquid securities is presented in the following table:

Security	Par	Dates Acquired	Cost Basis

Amresco Residential Security Mortgage,
Series 1997-3, Class A9	$48	10/02	$49
Bear Stearns Commercial Mortgage
Securities, Series 2007-T28, Class D	3,165	10/07	2,992
Commercial Mortgage Pass-Through
Certificates, Series 2004-RS1, Class A	4,353	2/07	4,231
GS Mortgage Securities II,
Series 2006-RR2, Class A1	4,295	7/06	4,214
GSMPS Mortgage Loan Trust,
Series 2003-1, Class B1	775	5/09	164
JPMorgan Chase Commercial Mortgage
Securities, Series 2005-LDP5, Class B	2,750	10/07	2,659
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class C	3,102	10/07	2,960
Morgan Stanley Capital I,
Series 2005-HQ6, Class B	1,340	10/07	1,278
Series 2005-HQ6, Class C	1,270	10/07	1,208
Residential Asset Mortgage Products,
Series 2003-SL1, Class M1	7,186	10/03	7,565
Washington Mutual Master Note Trust,
Series 2007-C1, Class C1	575	8/07	554
Westam Mortgage Financial,
Series 11, Class A	42	9/97	41

☒	Z-Bonds — Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of September 30, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $1,418,514. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$73,188
Gross unrealized depreciation	(70,111)

Net unrealized appreciation	$3,077

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	December 2009	520	$112,824	$484
U.S. Treasury 5 Year Note Futures	December 2009	747	86,722	906
U.S. Treasury 10 Year Note Futures	December 2009	(1,103)	(130,516)	(1,963)
U.S. Treasury Long Bond Futures	December 2009	(443)	(53,769)	(1,086)

				$(1,659)

Credit Default Swap Agreements
Credit Default Swaps on Corporate Issues
Sell Protection1

				Implied Credit
		Receive	Expiration	Spread at September	Notional	Unrealized
Counterparty	Reference Entity	Fixed Rate	Date	30, 2009[2]	Amount[3]	Appreciation

JPMorgan	General Electric Capital Corporation	5.000%	06/20/2014	2.017%	$10,000	$2,051

Credit Default Swaps on Credit Indices

Sell Protection[1]

		Receive	Expiration		Notional	Unrealized
Counterparty	Reference Index	Fixed Rate	Date		Amount[3]	Appreciation

Deutsche Bank	Markit CDX HVOL11 Index	3.850%	12/20/2013		$10,200	$453
JPMorgan	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013		1,800	107
JPMorgan	Markit iTraxx Asia ex-Japan Index	5.000%	12/20/2013		3,600	857
UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013		2,900	148
UBS	Markit iTraxx Asia ex-Japan Index	5.000%	12/20/2013		1,000	228

						$1,793

1	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

2	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment /performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity.

3	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Interest Rate Swap Agreements

	Floating Rate	Pay/Receive				Unrealized
Counterparty	Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Depreciation

UBS	3-Month LIBOR	Receive	3.460%	09/15/2019	$8,000	$(3)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	35,000	(63)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	8,000	(425)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	14,000	(257)

						$(748)

Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the 3 broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Corporate Bonds	$—	$648,572	$2,132	$650,704
U.S. Government Agency Mortgage-Backed Securities	—	276,449	—	276,449
Asset-Backed Securities	—	227,331	10,215	237,546
Collateralized Mortgage Obligation — Private Mortgaged Backed Securities	—	94,825	6,350	101,175
Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities	—	40,365	—	40,365
U.S. Government & Agency Securities	—	15,570		15,570
Preferred Stocks	2,221	—	—	2,221
Short-Term Investments	93,792	3,769	—	97,561

Total Investments	$96,013	$1,306,881	$18,697	$1,421,591

Other Financial Instruments*	$(1,659)	$3,096	$—	$1,437

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$27,756
Accrued discounts/premiums	23
Realized gain (loss)	179
Net change in unrealized appreciation or depreciation	893
Net purchases (sales)	(10,154)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2009	$18,697

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2009	$778

As of September 30, 2009, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Interest Rate Contracts	$1,390
Credit Contracts	3,844

Balance as of September 30, 2009	$5,234

Liability Derivatives
Interest Rate Contracts	$3,797

Balance as of September 30, 2009	$3,797

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
High Income Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

High Yield Corporate Bonds - 78.7%
Banking - 0.4%
ABN AMRO
6.523%, 12/29/2049 Δ ■	$1,000	$750
Credit Suisse First Boston
8.000%, 11/06/2015 ■ Ø	500	333

		1,083

Basic Industry - 9.8%
Aleris International
10.000%, 12/15/2016 ª	1,000	1
Berry Plastics
5.259%, 02/15/2015 Δ ▼	1,500	1,380
Cellu Tissue Holdings
11.500%, 06/01/2014	1,000	1,070
Crown Cork & Seal
7.375%, 12/15/2026	1,700	1,500
Domtar
5.375%, 12/01/2013	750	722
Exopack Holding
11.250%, 02/01/2014 ∞	1,000	987
Georgia Gulf
7.125%, 12/15/2013 ª	275	262
Georgia-Pacific
7.125%, 01/15/2017 ■	1,250	1,222
Griffin Coal Mining
9.500%, 12/01/2016 ■ Ø	1,000	700
Hexion US Finance
9.750%, 11/15/2014 ▼	1,000	860
Huntsman International
7.875%, 11/15/2014	1,000	933
Industrias Metal
11.250%, 10/22/2014 ■ Ø	1,000	710
Intertape Polymer Group
8.500%, 08/01/2014	1,850	1,434
Millar Western Forest
7.750%, 11/15/2013 Ø	1,200	832
Newark Group
9.750%, 03/15/2014 ª ∞	800	152
Nortek
10.000%, 12/01/2013	1,000	1,020
Nova Chemicals
4.538%, 11/15/2013 Δ Ø	2,000	1,765
Olin
8.875%, 08/15/2019	1,550	1,620
Owens Corning
6.500%, 12/01/2016	1,400	1,366
PE Paper Escrow
12.000%, 08/01/2014 ■ Ø	1,500	1,620
Plastipak Holdings
10.625%, 08/15/2019 ■	500	530
Solo Cup
10.500%, 11/01/2013 ■ ▼	2,000	2,120
Teck Resources
9.750%, 05/15/2014 Ø	2,000	2,200
United States Steel
5.650%, 06/01/2013	1,000	979
USG
9.500%, 01/15/2018	1,000	965
Vedanta Resources
8.750%, 01/15/2014 ■ Ø	1,410	1,406
Weyerhaeuser
7.375%, 03/15/2032	1,000	886

		29,242

Brokerage - 0.5%
E*Trade Financial

DESCRIPTION	PAR	FAIR VALUE Ñ

12.500%, 11/30/2017	$1,500	$1,665

Capital Goods - 3.3%
BE Aerospace
8.500%, 07/01/2018	1,500	1,538
Case New Holland
7.750%, 09/01/2013 ■	1,000	995
Hawker Beechcraft Acquisition
9.750%, 04/01/2017	700	427
Masco
6.125%, 10/03/2016 ▼	1,000	948
Owens-Brockway
7.375%, 05/15/2016	1,250	1,269
Spirit Aerosystems
7.500%, 10/01/2017 ■	1,300	1,293
Terex
7.375%, 01/15/2014	1,050	1,039
Textron Financial
4.600%, 05/03/2010	1,000	996
Transdigm
7.750%, 07/15/2014 ■	500	486
United Rentals North America
7.750%, 11/15/2013 ▼	1,000	900

		9,891

Communications - 11.5%
Belo
7.250%, 09/15/2027	1,450	1,111
Central European Media Entertainment
3.500%, 03/15/2013 ■ Ø	1,250	1,048
Charter Communications Holdings II
Class A
10.250%, 10/01/2013 ■ ª	1,655	1,742
Citizens Communications
9.000%, 8/15/2031	1,300	1,274
Clear Channel Communications
6.875%, 06/15/2018	2,160	810
Cricket Communications I
7.750%, 05/15/2016 ■	1,000	1,015
Crown Castle International
9.000%, 01/15/2015	1,250	1,309
CSC Holdings
8.500%, 04/15/2014 ■	1,750	1,838
8.625%, 02/15/2019 ■	1,000	1,057
Fairpoint Communications
Series I
13.125%, 04/02/2018	1,043	128
Frontier Communications
8.250%, 05/01/2014	1,750	1,803
Gannett
8.750%, 11/15/2014 ■	500	489
9.375%, 11/15/2017 ■	550	535
Geoeye
9.625%, 10/01/2015 ■	1,000	1,013
Inmarsat Finance II
10.375%, 11/15/2012 Ø	1,425	1,475
Intelsat Bermuda
11.250%, 06/15/2016 Ø	2,850	3,049
11.500%, 02/04/2017 ■ Ø	1,500	1,395
Level 3 Financing
12.250%, 03/15/2013	500	505
Nielsen Finance
11.500%, 05/01/2016	600	630
0.000% through 08/01/11, thereafter 12.500%
08/01/2016	550	433
NII Capital
10.000%, 08/15/2016 ■	1,000	1,040
Qwest Capital Funding
7.250%, 02/15/2011	2,200	2,200
Qwest Communications International
8.000%, 10/01/2015 ■ ▼	1,750	1,748
SBA Telecommunications
8.000%, 08/15/2016 ■	1,250	1,278

DESCRIPTION	PAR	FAIR VALUE Ñ

Sprint Capital
8.750%, 03/15/2032	$850	$803
Sprint Nextel
8.375%, 08/15/2017 ▼	2,000	1,990
Vimpelcom
8.250%, 05/23/2016 ■ Ø ▼	1,000	1,005
Windstream
8.125%, 08/01/2013	1,750	1,798
Young Broadcasting
10.000%, 03/01/2011 ª	500	1

		34,522

Consumer Cyclical - 16.0%
Allison Transmission
11.250%, 11/01/2015 ■	750	698
AMC Entertainment
8.750%, 06/01/2019	1,000	1,033
Ameristar Casinos
9.250%, 06/01/2014 ■	1,000	1,038
Arcos Dorados
7.500%, 10/01/2019 ■ Ø	500	498
Blockbuster
11.750%, 10/01/2014 ■	500	476
Bon-Ton Department Stores
10.250%, 03/15/2014	750	548
Boyd Gaming
6.750%, 04/15/2014 ▼	1,000	895
Burlington Coat Factory
11.125%, 04/15/2014 ▼	500	490
Chukchansi Economic
8.000%, 11/15/2013 ■	1,000	790
Denny’s
10.000%, 10/01/2012	1,150	1,161
Exide Technologies
10.500%, 03/15/2013	1,000	982
Fontainebleau Las Vegas
11.000%, 06/15/2015 ■ ª	1,000	27
Ford Motor Credit
9.875%, 08/10/2011	3,000	3,043
7.500%, 08/01/2012	1,000	960
General Motors
8.250%, 07/15/2023 ª	3,000	465
Giti Tire
12.250%, 01/26/2012 Ø	700	621
Goodyear Tire & Rubber
10.500%, 05/15/2016 ▼	1,500	1,627
Greektown Holdings
Series Pool #392484
10.750%, 12/01/2013 ■ ª	30	7
Hanesbrands
4.593%, 12/15/2014 Δ	1,250	1,097
Harrahs
11.250%, 06/01/2017 ■	1,000	1,028
10.000%, 12/15/2018 ■	1,000	795
Host Hotels & Resorts
Series Q
6.750%, 06/01/2016 ▼	1,000	950
JCPenney
7.400%, 04/01/2037	600	534
Kar Holdings
8.750%, 05/01/2014	900	891
Limited Brands
8.500%, 06/15/2019 ■	1,000	1,046
M/I Homes
6.875%, 04/01/2012	1,000	925
Macy’s Retail Holdings
8.000%, 07/15/2012	750	758
MGM Mirage
8.375%, 02/01/2011 ▼	900	832
13.000%, 11/15/2013 ■	1,000	1,145
Neiman Marcus Group
10.375%, 10/15/2015 ▼	700	598

DESCRIPTION	PAR	FAIR VALUE Ñ

Oxford Industries
11.375%, 07/15/2015	$1,000	$1,071
Parkson Retail Group
7.125%, 05/30/2012 Ø	1,000	1,013
Pep Boys-Manny, Moe & Jack
7.500%, 12/15/2014	900	808
Pinnacle Entertainment I
7.500%, 06/15/2015	1,500	1,327
Realogy
10.500%, 04/15/2014	1,000	725
11.000%, 04/15/2014 ▼	1,000	660
Rite Aid
10.375%, 07/15/2016	2,500	2,469
Royal Caribbean Cruises
7.000%, 06/15/2013 Ø ▼	1,325	1,262
Sally Holdings
10.500%, 11/15/2016 ▼	1,300	1,355
Sealy Mattress
10.875%, 04/15/2016 ■	1,000	1,102
Seminole Hard Rock Entertainment
2.799%, 03/15/2014 Δ ■	1,000	805
Servicemaster
10.750%, 07/15/2015 ■	500	476
Snoqualmie Entertainment
9.125%, 02/01/2015 ■	1,000	530
Susser Holdings
10.625%, 12/15/2013	800	826
Tenneco
8.125%, 11/15/2015	650	631
Toys R Us
10.750%, 07/15/2017 ■ ▼	1,500	1,613
Trimas
9.875%, 06/15/2012	1,000	903
Wendy’s/Arby’s Restaurants
10.000%, 07/15/2016 ■ ▼	1,450	1,541
Wyndham Worldwide
6.000%, 12/01/2016	1,400	1,260
Wynn Las Vegas
Series EXCH
6.625%, 12/01/2014 ▼	1,455	1,404

		47,739

Consumer Non Cyclical - 9.8%
Acco Brands
10.625%, 03/15/2015 ■	500	523
Albertson’s
8.700%, 05/01/2030	1,000	910
Alliance One International
10.000%, 07/15/2016 ■ ▼	1,000	1,033
Apria Healthcare Group I
11.250%, 11/01/2014 ■	1,500	1,612
12.375%, 11/01/2014 ■	500	534
Cardinal Health
9.500%, 04/15/2015	750	652
Ciliandra P Fin
10.750%, 12/08/2011 ■ Ø	1,250	1,275
Constellation Brands
7.250%, 05/15/2017	1,000	995
Dole Foods
13.875%, 03/15/2014 ■	1,200	1,407
Great Atlantic & Pacific Tea
11.375%, 08/01/2015 ■	750	759
HCA
6.750%, 07/15/2013	2,000	1,915
6.375%, 1/15/2015	1,000	890
7.875%, 02/15/2020 ■	1,500	1,506
Health Management Association
6.125%, 04/15/2016	1,300	1,209
Ingles Markets
8.875%, 05/15/2017	1,250	1,281
JBS USA
11.625%, 05/01/2014 ■	1,300	1,397

DESCRIPTION	PAR	FAIR VALUE Ñ

Marfrig Overseas
9.625%, 11/16/2016 ■ Ø	$1,000	$992
National Mentor Holdings
11.250%, 07/01/2014	1,000	953
Smithfield Foods
10.000%, 07/15/2014 ■	1,465	1,538
7.750%, 07/01/2017	1,500	1,234
Stater Brothers Holdings
7.750%, 04/15/2015	1,000	970
Supervalu
8.000%, 05/01/2016 ▼	1,250	1,294
Surgical Care Affiliates
8.875%, 07/15/2015 ■	1,368	1,087
Tenet Healthcare
7.375%, 02/01/2013	1,600	1,584
10.000%, 05/01/2018 ■	1,500	1,654

		29,204

Electric - 4.4%
AES Red Oak
Series B
9.200%, 11/30/2029	1,000	923
Calpine Construction
8.000%, 06/01/2016 ■	1,500	1,538
CMS Energy
6.300%, 02/01/2012	2,000	2,037
1.459%, 01/15/2013 Δ	1,000	900
Dynegy Holdings
7.750%, 06/01/2019	1,000	852
Energy Future Holdings
11.250%, 11/01/2017	1,500	990
Majapahit Holding
7.750%, 10/17/2016 ■ Ø	1,000	1,050
8.000%, 08/07/2019 ■ Ø	1,000	1,067
Mirant Americas Generation
8.500%, 10/01/2021	750	653
NRG Energy
8.500%, 06/15/2019	2,250	2,253
RRI Energy
7.625%, 06/15/2014 ▼	1,000	981

		13,244

Energy - 7.3%
Arch Coal
8.750%, 08/01/2016 ■	1,750	1,803
Atlas Energy
12.125%, 08/01/2017	2,300	2,478
Berry Petroleum
10.250%, 06/01/2014	750	801
Chesapeake Energy
9.500%, 02/15/2015	1,350	1,421
Concho Resources
8.625%, 10/01/2017	1,300	1,332
Connacher Oil & Gas
10.250%, 12/15/2015 ■ Ø ▼	500	407
Forest Oil
8.500%, 02/15/2014 ■	1,500	1,511
Gibson Energy
11.750%, 05/27/2014 ■ Ø	1,000	1,045
Linn Energy
11.750%, 05/15/2017 ■	500	539
Mariner Energy
11.750%, 06/30/2016	1,000	1,078
8.000%, 05/15/2017	1,000	915
Petrohawk Energy
9.125%, 07/15/2013	1,500	1,541
Petroplus Finance
9.375%, 09/15/2019 ■ Ø ▼	1,250	1,231
Range Resources
7.375%, 07/15/2013	2,300	2,317
Sabine Pass LNG
7.500%, 11/30/2016	745	636
Sandridge Energy

DESCRIPTION	PAR	FAIR VALUE Ñ

9.875%, 05/15/2016 ■	$1,350	$1,407
Stone Energy
6.750%, 12/15/2014	900	684
Tesoro
6.625%, 11/01/2015	750	694

		21,840

Finance - 2.4%
American General Finance
Series MTN
5.850%, 06/01/2013	345	261
CIT Group
7.625%, 11/30/2012	1,000	651
Glen Meadow
6.505%, 02/12/2067 Δ ■	2,000	1,360
GMAC
6.625%, 05/15/2012 ■ ▼	1,000	920
6.750%, 12/01/2014 ■	1,800	1,530
ILFC E-Capital Trust I
5.900%, 12/21/2065 Δ ■	2,000	1,010
Nuveen Investments
10.500%, 11/15/2015 ■	1,300	1,125
Residential Capital
8.500%, 05/15/2010 ▼	500	445

		7,302

Industrial Other - 1.0%
Casella Waste Systems
11.000%, 07/15/2014 ■	1,175	1,234
Lupatech Finance
9.875%, 07/10/2049 ■ Ø	750	690
RBS Global & Rexnord
9.500%, 08/01/2014	1,000	970

		2,894

Insurance - 1.0%
American International Group
6.250%, 03/15/2037	3,800	1,881
8.175%, 05/15/2058 Δ	2,000	1,200

		3,081

Natural Gas - 4.1%
Copano Energy
7.750%, 06/01/2018	750	713
El Paso
7.875%, 06/15/2012 ▼	1,200	1,235
El Paso Energy
Series GMTN
7.375%, 12/15/2012	1,750	1,785
Enterprise Products
8.375%, 08/01/2066 Δ	2,505	2,342
Knight
6.500%, 09/01/2012	1,481	1,522
Plains Exploration & Production
7.750%, 06/15/2015	1,500	1,489
Southern Union
7.200%, 11/01/2066 Δ	1,600	1,260
Targa Resources
8.500%, 11/01/2013	1,000	940
Teppco Partners
7.000%, 06/01/2067 Δ	1,000	855

		12,141

Real Estate - 1.4%
Agile Property Holdings - REIT
9.000%, 09/22/2013 ■ Ø	750	735
CB Richard Ellis
11.625%, 06/15/2017 ■	1,000	1,080
Developers Diversified Realty
9.625%, 03/15/2016	1,300	1,304
Lippo Karawaci Finance
8.875%, 03/09/2011 Ø	1,000	977

		4,096

Technology - 1.6%
First Data

DESCRIPTION	PAR	FAIR VALUE Ñ

9.875%, 09/24/2015	$1,500	$1,386
Freescale Semiconductor
9.125%, 12/15/2014	2,918	2,013
Magnachip Semiconductor
6.875%, 12/15/2011 Ø ª	750	—
Unisys
12.750%, 10/15/2014 ■	1,250	1,325

		4,724

Transportation - 4.2%
American Airlines
Series 2001-1
6.817%, 11/23/2012	1,125	1,035
7.379%, 11/23/2017	1,193	871
Series 2001-2
8.608%, 04/01/2011	820	738
BLT Finance BV
7.500%, 05/15/2014 ■ Ø	300	162
Continental Airlines
Series 1997-1, Class A
7.461%, 10/01/2016	915	853
Series 1998-3
7.020%, 05/01/2017	506	390
Series 2007-1, Class C
7.339%, 04/19/2014	1,000	800
Delta Airlines
12.250%, 03/15/2015 ■	1,000	932
Series 2002-1, Class G-1
6.718%, 07/02/2024	905	806
Delta Airlines
Series 2001-1, Class B
7.711%, 09/18/2011	2,100	1,942
Series 2007-1, Class C
8.954%, 08/10/2014	433	327
Navios Maritime Holdings
9.500%, 12/15/2014	600	567
Northwest Airlines
Series 2002-1, Class C2
9.055%, 11/20/2013	749	569
Railamerica
9.250%, 07/01/2017 ■	1,350	1,414
Swift Transportation
12.500%, 05/15/2017 ■ ▼	500	375
United Airlines
Series 2007-1, Class A
6.636%, 01/02/2024	910	756

		12,537

Total High Yield Corporate Bonds (Cost $230,253)		235,205

Investment Grade Corporate Bonds - 4.3%
Banking - 0.3%
Huntington National Bank
5.500%, 02/15/2016	1,300	1,024

Basic Industry - 0.5%
Noble Group Limited
6.625%, 03/17/2015 ■ Ø	750	765
Southern Copper
7.500%, 07/27/2035	750	748

		1,513

Consumer Cyclical - 0.6%
Whirlpool
8.600%, 05/01/2014	1,500	1,678

Consumer Non Cyclical - 0.5%
CVS Caremark
6.302%, 06/01/2037 Δ	1,750	1,496

Finance - 1.2%
Capital One Capital V
10.250%, 08/15/2039	1,000	1,105
Discover Financial Services
10.250%, 07/15/2019	750	859

DESCRIPTION	PAR	FAIR VALUE Ñ

General Electric Capital
6.375%, 11/15/2067 Δ	$2,150	$1,779

		3,743

Insurance - 0.4%
Xl Capital
Series E
6.500%, 12/31/2049 Δ	1,500	1,080

Real Estate - 0.7%
Brandywine Operating Partnership - REIT
5.750%, 04/01/2012	369	372
Hospitality Properties Trust - REIT
7.875%, 08/15/2014	1,750	1,753

		2,125

Transportation - 0.1%
Con-way
7.250%, 01/15/2018	300	305

Total Investment Grade Corporate Bonds (Cost $11,905)		12,964

	SHARES/PAR

Convertible Securities - 4.2%
Basic Industry - 0.8%
Freeport-McMoran Copper & Gold	4,500	463
Massey Energy
3.250%, 08/01/2015	$1,800	1,431
Peabody Energy
4.750%, 12/15/2041	$750	660

		2,554

Consumer Cyclical - 0.1%
Charming Shoppes
1.125%, 05/01/2014	$480	350

Consumer Non Cyclical - 0.8%
Archer Daniels Midland	14,500	579
Bunge Limited Ø	8,400	731
Chiquita Brands
4.250%, 08/15/2016 ▼	$1,000	992

		2,302

Energy - 0.5%
Headwaters
2.875%, 06/01/2016	$1,500	1,476

Finance - 0.3%
FelCor Lodging Trust	8,000	98
Wells Fargo
Series L	900	804

		902

Insurance - 0.4%
American Equity Investment Life
5.250%, 12/06/2024	$1,250	1,156

Real Estate - 0.3%
American Real Estate
4.000%, 08/15/2013 Δ ■	$1,250	1,025

Technology - 0.8%
Advanced Micro Devices
6.000%, 05/01/2015	$1,000	749
Hutchinson Technology
3.250%, 01/15/2026	$1,000	744
Micron Technology
1.875%, 06/01/2014	$1,000	832

		2,325

Transportation - 0.2%
Horizon Lines
4.250%, 08/15/2012	$750	592

Total Convertible Securities (Cost $11,351)		12,682

DESCRIPTION	PAR	FAIR VALUE Ñ

	SHARES

Preferred Stocks - 2.4%
Communications - 0.2%
US Cellular	32,000	$757

Energy - 0.3%
Constellation Energy Group
Series A	25,000	620
Nexen
Series B Ø	10,600	243

		863

Finance - 0.6%
Bank of America
Series 5 ▼	48,000	777
Freddie Mac	35,741	65
Prudential Financial ▼	25,000	655
Regions Financing Trust III	7,300	175
Royal Bank Scotland Group Ø	13,000	137

		1,809

Insurance - 0.7%
Aspen Insurance Holdings
Series A Ø	50,000	1,015
Endurance Specialty Holdings
Series A Ø ▼	26,900	598
Renaissancere Holdings
Series D Ø	21,440	488

		2,101

Real Estate - 0.6%
American Home Mortgage Investments - REIT
Series B ª ∞ ●	10,000	—
Ashford Hospitality Trust - REIT
Series D	4,500	65
Duke Realty - REIT
Series O ▼	33,600	816
First Industrial Realty Trust - REIT
Series J ▼	14,000	210
Hospitality Properties Trust - REIT
Series C ▼	20,000	389
National Retail Properties - REIT
Series C	12,600	289

		1,769

Transportation - 0.0%
Delta Air Contingent Value ●	8,000	48

Total Preferred Stocks (Cost $8,738)		7,347

Exchange-Traded Funds - 2.2%
iShares iBoxx $ High Yield Corporate Bond Fund ▼	14,700	1,269
PowerShares Emerging Markets Sovereign Debt Portfolio	25,500	667
PowerShares Financial Preferred Portfolio ▼	53,000	840
SPDR Barclays Capital High Yield Bond Fund ▼	78,000	3,002
SPDR DB International Government Inflation-Protected Bond Fund ▼	14,900	838
SPDR S&P Homebuilders	5,000	75

Total Exchange-Traded Funds (Cost $6,034)		6,691

Closed-End Funds - 1.4%
DCA Total Return Fund ▼	69,900	138
Franklin Templeton Limited Duration Income Trust	103,100	1,212
Highland Credit Strategies Fund	163,000	1,035
ING Clarion Global Real Estate Income Fund	65,000	423
Nuveen Equity Premium Opportunity Fund ▼	56,600	706
Nuveen Multi-Strategy Income and Growth Fund ▼	67,000	463
Pioneer Floating Rate Trust	7,000	77

Total Closed-End Funds (Cost $3,900)		4,054

Common Stocks - 0.9%
Banking - 0.2%
Bank of America	27	450

Communications - 0.0%
Adelphia Recovery Trust ●	958	21

DESCRIPTION	PAR	FAIR VALUE Ñ

	SHARES

Viatel Holding Bermuda Ø ∞ ●	1	$—

		21

Consumer Cyclical - 0.1%
Leggett & Platt	14,000	272

Consumer Discretionary - 0.1%
Target	6,600	308

Energy - 0.2%
Pengrowth Energy Trust Ø ▼	60,000	631

Finance - 0.1%
Citigroup	79,153	383

Industrials - 0.0%
Delta Air Lines ●	12,066	108

Real Estate - 0.2%
Macerich - REIT ▼	13,277	403

Total Common Stocks (Cost $2,005)		2,576

	PAR

Asset-Backed Securities - 0.4%
Manufactured Housing - 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 ∞	$6	6

Other - 0.4%
Exum
Series 2007-1A, Class C
3.389%, 03/22/2014 Δ ■ ∞	1,035	549
Series 2007-2A, Class C
3.789%, 06/22/2014 Δ ■ ∞	1,059	574

		1,123

Total Asset-Backed Securities (Cost $2,100)		1,129

	SHARES

Short-Term Investments - 3.7%
Money Market Fund - 3.6%
First American Prime Obligations Fund, Class Z 0.186% ± Ω	10,800,430	10,800

U.S. Treasury Obligation - 0.1%
	PAR

U.S. Treasury Bill
0.122%, 02/11/2010 □	$200	200

Total Short-Term Investments (Cost $11,000)		11,000

	SHARES

Investment Purchased with Proceeds from Securities Lending - 12.3%
Mount Vernon Securities Lending Prime Portfolio 0.291% Ω † (Cost $36,759)	36,759,396	36,759

Total Investments ▲ - 110.5% (Cost $324,045)		330,407

Other Assets and Liabilities, Net - (10.5)%		(31,394)

Total Net Assets - 100.0%		$299,013

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held internally fair valued securities disclosed in footnote .

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2009.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of September 30, 2009, the fair value of these investments was $84,703 or 28.3% of total net assets.

Ø	Represents a foreign high yield (non-investment grade) U.S. dollar denominated security. On September 30, 2009, the fair value of these investments was $35,171 which represents 11.8% of total net assets.

ª	Security in default at September 30, 2009.

▼	This security or a portion of this security is out on loan at September 30, 2009. Total loaned securities had a fair value of $35,808 at September 30, 2009.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2009, the fair value of these investments was $2,268 or 0.8% of total net assets. Additional information regarding such illiquid securities is presented in the following table:

Security	Shares/Par	Dates Acquired	Cost Basis

American Home Mortgage Investments	10,000	7/07	$190
Exopack Holding	$1,000	6/08-6/09	912
Exum, Series 2007-1A, Class C	$1,035	2/07-6/09	1,035
Exum, Series 2007-2A, Class C	$1,059	4/07-6/09	1,059
Green Tree Financial, Series 1998-1, Class A4	$6	5/99	6
Newark Group	$800	6/05	764
Viatel Holding Bermuda	1	6/08	—

●	Non-income producing security.

Security is internally fair valued. As of September 30, 2009, the fair value of these investments was $1,123 or 0.4% of total net assets.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $324,045. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$21,284
Gross unrealized depreciation	(14,922)

Net unrealized appreciation	$6,362

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional Contract	Unrealized
Description	Settlement Month	Purchased	Value	Appreciation
Eurodollar 90 Day Futures	December 2009	40	$9,963	$56

Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the 3 broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

High Yield Corporate Bonds	$—	$229,541	$5,664	$235,205
Investment Grade Corporate Bonds	—	12,964	—	12,964
Convertible Securities	2,675	10,007	—	12,682
Preferred Stocks	7,347	—	—	7,347
Exchange-Traded Funds	6,691	—	—	6,691
Closed-End Funds	4,054	—	—	4,054
Common Stocks	2,576	—	—	2,576
Asset-Backed Securities	—	6	1,123	1,129
Short-Term Investments	47,559	200	—	47,759

Total Investments	$70,902	$252,718	$6,787	$330,407

Other Financial Instruments*	$56	$—	$—	$56

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$4,741
Accrued discounts/premiums	37
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	352
Net purchases (sales)	1,657
Transfers in and/or out of Level 3	—

Balance as of September 30, 2009	$6,787

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2009	$352

As of September 30, 2009, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Interest Rate Contracts	$56

Balance as of September 30, 2009	$56

Schedule of Investments September 30, 2009, all dollars are rounded to thousands (000)
Inflation Protected Securities Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

U.S. Government & Agency Securities - 85.0%
Inflation Protected U.S. Treasuries ◄ - 85.0%
U.S. Treasury Bonds
2.375%, 01/15/2025	$13,111	$13,745
2.000%, 01/15/2026 ▼	3,554	3,546
2.375%, 01/15/2027	1,282	1,347
1.750%, 01/15/2028	257	246
3.625%, 04/15/2028 ▼	9,520	11,770
2.500%, 01/15/2029	903	970
3.875%, 04/15/2029	10,448	13,451
U.S. Treasury Notes
4.250%, 01/15/2010	832	840
0.875%, 04/15/2010 ▼	6,952	6,954
3.500%, 01/15/2011	1,578	1,642
2.375%, 04/15/2011 ▼	11,772	12,122
2.000%, 04/15/2012	531	550
3.000%, 07/15/2012 ▼	4,851	5,157
1.875%, 07/15/2013 ▼	4,925	5,088
2.000%, 01/15/2014 ▼	7,733	8,009
2.000%, 07/15/2014 ▼	4,570	4,750
1.625%, 01/15/2015 ▼	6,993	7,124
1.875%, 07/15/2015 ▼	6,106	6,309
2.000%, 01/15/2016 ▼	5,805	6,023
2.500%, 07/15/2016 ▼	5,775	6,190
2.375%, 01/15/2017	5,345	5,687
2.625%, 07/15/2017	5,014	5,443
1.625%, 01/15/2018 ▼	2,570	2,596
1.375%, 07/15/2018	1,468	1,453
2.125%, 01/15/2019 ▼	928	974
1.875%, 07/15/2019 ▼	2,133	2,196

Total U.S. Government & Agency Securities (Cost $133,711)		134,182

Asset-Backed Securities - 4.1%
Credit Cards - 0.7%
Discover Card Master Trust
Series 2007-C1, Class C1
0.563%, 01/15/2013 Δ	500	489
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.643%, 05/15/2014 Δ ∞■	625	615

		1,104

Other - 3.4%
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040	767	775
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,000	900
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 Δ	1,670	879
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.999%, 08/10/2045	1,245	1,029
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051	1,000	776
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
6.100%, 02/15/2051 Δ	1,000	484
Series 2007-C34, Class AJ
6.149%, 05/15/2046 Δ	1,000	532

		5,375

Total Asset-Backed Securities (Cost $8,382)		6,479

DESCRIPTION	PAR	FAIR VALUE Ñ

Corporate Bonds - 3.0%
Basic Industry - 1.5%
FMG Finance
10.000%, 09/01/2013 ■	$500	$530
Georgia-Pacific
7.125%, 01/15/2017 ■	150	147
Griffin Coal Mining
9.500%, 12/01/2016 ▼ ■	300	210
Southern Copper
7.500%, 07/27/2035	950	947
USG
9.500%, 01/15/2018	100	96
Vedanta Resources
9.500%, 07/18/2018 ■	400	394

		2,324

Consumer Non Cyclical - 0.2%
HCA
9.250%, 11/15/2016	100	103
Smithfield Foods
7.000%, 08/01/2011 ▼	275	264

		367

Energy - 0.1%
Concho Resources
8.625%, 10/01/2017	200	205

Insurance - 1.1%
Allstate Life Global Funding Trust
Series MTN
0.000%, 03/01/2010 Δ	900	897
Pacific Life Global Funding
0.750%, 02/06/2016 Δ ■	1,000	898

		1,795

Transportation - 0.1%
Delta Airlines
Series 2001-1, Class B
7.711%, 09/18/2011	100	92

Total Corporate Bonds (Cost $4,902)		4,783

Municipal Bond - 0.5%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016 (Cost $760)	760	731

	SHARES

Convertible Securities - 0.4%
Basic Industry - 0.1%
Freeport-McMoran Copper & Gold	1,500	153
Consumer Non Cyclical - 0.1%
Bunge Limited	1,500	130

	PAR

Energy - 0.2%
Headwaters
2.875%, 06/01/2016	$280	276

Total Convertible Securities (Cost $630)		559

	SHARES

Preferred Stocks - 0.1%
Banking - 0.1%
Bank of America
Series MER ▼	8,400	199
Sovereign - 0.0%
Fannie Mae
Series S	16,000	26

Total Preferred Stocks (Cost $610)		225

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Security - 0.1% Fixed Rate - 0.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA

DESCRIPTION	PAR	FAIR VALUE Ñ

4.000% 03/15/2011 (Cost $146)	$145	$148

	SHARES

Exchange-Traded Fund - 0.1%
iShares iBoxx $ High Yield Corporate Bond Fund ▼ (Cost $76)	1,000	86

Short-Term Investments - 5.7%
Money Market Fund - 5.4%
First American Prime Obligations Fund, Class Z

0.186% ± Ω	8,570,167	8,570

	PAR

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills □
0.205%, 10/08/2009	$100	100
0.122%, 02/11/2010	200	200
0.197%, 06/03/2010	60	60

		360

Total Short-Term Investments (Cost $8,930)		8,930

	SHARES

Investment Purchased with Proceeds from Securities Lending - 42.0%
Mount Vernon Securities Lending Prime Portfolio

0.219% Ω † (Cost $66,353)	66,353,289	66,353

Total Investments ▲ - 141.0% (Cost $224,500)		222,476

Other Assets and Liabilities, Net - (41.0)%		(64,708)

Total Net Assets - 100.0%		$157,768

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▼	This security or a portion of this security is out on loan at September 30, 2009. Total loaned securities had a fair value of $65,062 at September 30, 2009.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2009.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2009, the fair value of this investment was $615 or 0.4% of total net assets. Additional information regarding such illiquid security is presented in the following table:

Security	Par	Dates Acquired	Cost Basis

Washington Mutual Master Note Trust, Series 2007-C1, Class C1	$625	8/07	$602

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of September 30, 2009, the fair value of these investments was $2,794 or 1.8% of total net assets.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of September 30, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $224,500. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,351
Gross unrealized depreciation	(4,375)

Net unrealized depreciation	$(2,024)

Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	December 2009	7	$614	$8
Euro Fx Currency Futures	December 2009	2	366	1
U.S. Treasury 2 Year Note Futures	December 2009	28	6,075	16
U.S. Treasury 5 Year Note Futures	December 2009	(10)	(1,161)	(1)
U.S. Treasury 10 Year Note Futures	December 2009	24	2,027	35
U.S. Treasury Long Bond Futures	December 2009	25	3,034	64

				$123

Credit Default Swap Agreement
Credit Default Swap on Credit Indices
Sell Protection1

		Receive			Unrealized
Counterparty	Reference Index	Fixed Rate	Expiration Date	Notional Amount[2]	Appreciation

UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	$1,300	$41

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Interest Rate Swap Agreements

	Floating Rate	Pay/Receive				Unrealized
Counterparty	Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Depreciation

UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	$2,000	$(37)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	4,000	(7)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	1,000	(53)
UBS	3-Month LIBOR	Receive	3.460%	09/15/2019	1,000	—

						$(97)

Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the 3 broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

U.S. Government & Agency Securities	$—	$134,182	$—	$134,182
Asset-Backed Securities	—	6,479	—	6,479
Corporate Bonds	—	4,691	92	4,783
Municipal Bond	—	731	—	731
Convertible Securities	283	276	—	559
Preferred Stocks	225	—	—	225
Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Security	—	148	—	148
Exchange-Traded Fund	86	—	—	86
Short-Term Investments	74,923	360	—	75,283

Total Investments	$75,517	$146,867	$92	$222,476

Other Financial Instruments*	$123	$(56)	$—	$67

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$84
Accrued discounts/premiums	—
Realized gain (loss)	—
Net change in unrealized appreciation or depreciation	8
Net purchases (sales)	—
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2009	$92

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2009	$8

As of September 30, 2009, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Interest Rate Contracts	$115
Credit Contracts	41
Foreign Exchange Contracts	9

Balance as of September 30, 2009	$165

Liability Derivatives
Interest Rate Contracts	$98

Balance as of September 30, 2009	$98

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Intermediate Government Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

U.S. Government & Agency Securities - 89.3%
U.S. Agency Debentures - 39.6%
Federal Farm Credit Bank
4.500%, 10/05/2009	$1,000	$1,000
4.750%, 05/07/2010	1,500	1,540
2.250%, 07/01/2010	1,365	1,384
5.250%, 09/13/2010	1,000	1,043
5.750%, 01/18/2011	1,800	1,917
4.875%, 02/18/2011	1,000	1,056
2.625%, 04/21/2011	1,500	1,540
3.875%, 08/25/2011	3,600	3,784
2.250%, 04/24/2012	905	920
2.125%, 06/18/2012	1,130	1,141
4.500%, 10/17/2012	1,565	1,691
3.875%, 10/07/2013	1,350	1,429
2.625%, 04/17/2014	1,400	1,405
3.000%, 09/22/2014	700	713
4.875%, 01/17/2017	1,025	1,112
Federal Home Loan Bank
4.875%, 03/12/2010	870	888
5.125%, 09/10/2010	900	941
4.250%, 06/10/2011	1,500	1,582
1.875%, 06/20/2012	2,000	2,019
1.750%, 08/22/2012	2,200	2,207
1.625%, 09/26/2012	1,050	1,047
4.625%, 10/10/2012	910	989
Tennessee Valley Authority
1.360%, 01/15/2010 ๏	1,135	1,132
5.625%, 01/18/2011	2,000	2,127
6.790%, 05/23/2012	3,175	3,577
6.000%, 03/15/2013	2,725	3,083

		41,267

U.S. Treasuries - 49.7%
U.S. Treasury Bonds
11.750%, 11/15/2014	1,575	1,597
8.750%, 05/15/2017	1,135	1,572
9.125%, 05/15/2018	560	810
9.000%, 11/15/2018	1,125	1,630
8.875%, 02/15/2019	830	1,200
8.125%, 08/15/2019	1,665	2,320
8.500%, 02/15/2020	1,250	1,795
8.750%, 08/15/2020	3,300	4,837
U.S. Treasury Notes
4.250%, 01/15/2010 ◄	512	517
0.875%, 04/15/2010 ◄	512	512
1.125%, 12/15/2011	470	470
1.375%, 02/15/2012	1,000	1,005
3.375%, 07/31/2013	5,690	6,027
2.000%, 11/30/2013	1,170	1,172
4.750%, 05/15/2014	9,050	10,088
4.250%, 08/15/2014	8,765	9,581
4.250%, 11/15/2014	2,000	2,184
7.500%, 11/15/2016	2,265	2,920
4.250%, 11/15/2017	1,355	1,460
3.125%, 05/15/2019	60	59

		51,756

Total U.S. Government & Agency Securities (Cost $91,666)		93,023

Asset-Backed Securities - 4.7%
Automotive - 1.9%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ■	500	496

DESCRIPTION	PAR	FAIR VALUE Ñ

Bank of America Auto Trust
Series 2009-2A, Class A2
1.160%, 02/15/2012 ■	$500	$501
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%, 01/15/2012	500	501
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.070%, 01/15/2015	500	501

		1,999

Other - 2.8%
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.150%, 10/12/2042	550	543
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.886%, 11/15/2044	550	513
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A4
4.982%, 05/10/2043	550	546
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	500	448
Small Business Administration
Series 2005-P10A, Class 1
4.638%, 02/10/2015	791	814

		2,864

Total Asset-Backed Securities (Cost $4,846)		4,863

Collateralized Mortgage Obligation - Private Mortgage-Backed Security 1.0%
Fixed Rate - 1.0%
Federal Home Loan Mortgage Corporation
Series 2629, Class BO
3.250% 03/15/2018 (Cost $1,067)	1,046	1,067

U.S. Government Agency Mortgage-Backed Security - 0.8%
Adjustable Rate Δ - 0.8%
Federal National Mortgage Association Pool
3.540%, 07/01/2036, #886034 (Cost $809)	783	802

Corporate Bond - 0.6%
Finance - 0.6%
Private Export Funding
3.050% 10/15/2014 (Cost $550)	550	553

	SHARES

Short-Term Investments - 2.8%
Money Market Fund - 2.8%

First American U.S. Treasury Money Market Fund, Class Z
0.000% ± Ω	2,894,563	2,895

	PAR

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills □
0.122%, 02/11/2010	$20	20
0.137%, 02/25/2010	20	20

		40

Total Short-Term Investments (Cost $2,935)		2,935

Total Investments ▲ - 99.2% (Cost $101,873)		$103,243

Other Assets and Liabilities, Net - 0.8%		883

Total Net Assets - 100.0%		$104,126

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

๏	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of September 30, 2009, the fair value of these investments was $997 or 0.1% of total net assets.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2009.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of September 30, 2009.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $101,873. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,209
Gross unrealized depreciation	(839)

Net unrealized appreciation	$1,370

Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

U.S. Treasury 5 Year Note Futures	December 2009	(18)	$(2,090)	$(3)
U.S. Treasury 10 Year Note Futures	December 2009	1	118	1

				$(2)

Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the 3 broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

U.S. Government & Agency Securities	$—	$93,023	$—	$93,023
Asset-Backed Securities	—	4,863	—	4,863
Collateralized Mortgage Obligation - Private Mortgage-Backed Securities	—	1,067	—	1,067

				Total
	Level 1	Level 2	Level 3	Fair Value

U.S. Government Agency Mortgage-Backed Security	—	802	—	802
Corporate Bond	—	553	—	553
Short-Term Investments	2,895	40		2,935

Total Investments	$2,895	$100,348	$—	$103,243

Other Financial Instruments*	$(2)	$—	$—	$(2)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
As of September 30, 2009, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Interest Rate Contracts	$1

Balance as of September 30, 2009	$1

Liability Derivatives
Interest Rate Contracts	$3

Balance as of September 30, 2009	$3

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Intermediate Term Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Corporate Bonds - 57.0%
Banking - 9.6%
Bank of America
5.750%, 12/01/2017	$4,015	$4,008
5.650%, 05/01/2018	5,745	5,672
8.000%, 12/29/2049 Δ	4,310	3,832
BB&T
6.850%, 04/30/2019	2,665	2,981
Citigroup
5.500%, 10/15/2014	2,935	2,931
6.125%, 11/21/2017	4,590	4,557
6.125%, 05/15/2018	1,100	1,083
8.500%, 05/22/2019	3,000	3,387
Citigroup Capital XXI
8.300%, 12/21/2057 Δ	1,475	1,311
Credit Suisse New York
5.500%, 05/01/2014	2,825	3,036
5.300%, 08/13/2019	950	974
Deutsche Bank AG London
3.875%, 08/18/2014	3,205	3,244
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	1,495	1,542
Fifth Third Bank
Series BKNT
4.200%, 02/23/2010	1,250	1,260
JPMorgan Chase
4.650%, 06/01/2014	2,755	2,874
5.150%, 10/01/2015	3,290	3,413
Series 1
7.900%, 04/29/2049 Δ	4,085	3,922
JPMorgan Chase Capital XXII
Series V
6.450%, 02/02/2037	1,750	1,575
Keycorp
6.500%, 05/14/2013	1,000	1,024
National City Preferred Capital Trust I
12.000%, 12/29/2049 Δ	975	1,100
North Fork Bancorp
5.875%, 08/15/2012	3,130	3,178
Sovereign Bank
8.750%, 05/30/2018	2,040	2,352
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	1,170	880
Wachovia
5.750%, 06/15/2017 ▼	1,450	1,532
Wells Fargo
4.375%, 01/31/2013 ▼	1,840	1,900
Series I
3.750%, 10/01/2014	3,135	3,119
Series K
7.980%, 03/29/2049 Δ	3,365	3,062
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	3,545	3,120
Wells Fargo Capital XV
9.750%, 12/29/2049 Δ ▼	1,760	1,830

		74,699

Basic Industry - 2.8%
Arcelormittal
5.375%, 06/01/2013	7,835	8,010
Celulosa Arauco Constitucion
5.625%, 04/20/2015	2,000	2,063
E.I. Du Pont de Nemours
5.000%, 01/15/2013	1,315	1,424

DESCRIPTION	PAR	FAIR VALUE Ñ
Newmont Mining
5.125%, 10/01/2019	$3,720	$3,718
Rio Tinto Financial
5.875%, 07/15/2013	3,300	3,555
U.S. Steel
7.000%, 02/01/2018	1,750	1,681
Vale Overseas
6.250%, 01/11/2016	1,525	1,682

		22,133

Brokerage - 5.0%
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	1,165	839
Goldman Sachs Group
6.150%, 04/01/2018	11,900	12,517
7.500%, 02/15/2019	1,525	1,744
Merrill Lynch
5.450%, 02/05/2013	2,950	3,059
6.050%, 05/16/2016	4,625	4,635
Series MTN
6.150%, 04/25/2013	1,860	1,968
Morgan Stanley
5.375%, 10/15/2015	6,550	6,761
Series MTN
6.625%, 04/01/2018	6,700	7,085

		38,608

Capital Goods - 1.4%
Boeing
6.000%, 03/15/2019 ▼	2,670	2,995
4.875%, 02/15/2020	1,880	1,939
Caterpillar Financial
Series MTN
7.150%, 02/15/2019	2,565	2,974
John Deere Capital
Series MTN
4.500%, 04/03/2013	1,990	2,104
Meccanica Holdings USA
6.250%, 07/15/2019 ■	790	853

		10,865

Communications - 6.6%
AT&T
5.800%, 02/15/2019 ▼	3,350	3,585
British Sky Broadcasting
6.100%, 02/15/2018 ■	1,845	1,988
British Telecom
5.950%, 01/15/2018	2,415	2,446
Comcast
6.300%, 11/15/2017	6,315	6,919
Deutsche Telekom
5.875%, 08/20/2013	6,560	7,140
DirecTV Holdings
5.875%, 10/01/2019 ▼ ■	2,820	2,802
Embarq
7.082%, 06/01/2016 ▼	1,170	1,271
News America
5.650%, 08/15/2020 ■	2,000	2,027
Nokia
5.375%, 05/15/2019	700	745
Rogers Communications
6.800%, 08/15/2018 ▼	1,390	1,560
Telecom Italia Capital
7.175%, 06/18/2019 ▼	2,570	2,868
Time Warner Cable
8.250%, 02/14/2014 ▼	2,000	2,331
6.750%, 07/01/2018	2,025	2,237
Verizon Communications
5.250%, 04/15/2013	6,900	7,471
8.750%, 11/01/2018 ▼	3,270	4,085
Vodafone Group
5.450%, 06/10/2019	1,950	2,030

		51,505

Consumer Cyclical - 3.2%
American Honda Finance

DESCRIPTION	PAR	FAIR VALUE Ñ
Series MTN
4.625%, 04/02/2013 ■	$3,660	$3,731
Home Depot
5.875%, 12/16/2036	1,775	1,722
McDonald’s
Series MTN
5.350%, 03/01/2018	1,740	1,898
Target
5.125%, 01/15/2013 ▼	6,025	6,489
Viacom
5.625%, 09/15/2019 ▼	5,000	5,082
Whirlpool
Series MTN
5.500%, 03/01/2013	3,165	3,210
Yum! Brands
8.875%, 04/15/2011	2,740	2,999

		25,131

Consumer Non Cyclical - 6.2%
Altria Group
9.700%, 11/10/2018	3,000	3,726
Anheuser-Busch InBev
7.750%, 01/15/2019 ■	3,450	4,082
Baxter International
4.500%, 08/15/2019 ▼	1,500	1,538
ConAgra Foods
5.875%, 04/15/2014	2,595	2,849
Covidien International
5.450%, 10/15/2012	2,240	2,439
Express Scripts
6.250%, 06/15/2014	3,000	3,297
Genentech
4.750%, 07/15/2015	1,650	1,780
General Mills
5.650%, 02/15/2019	6,085	6,590
Kellogg
4.450%, 05/30/2016	2,620	2,740
Kraft Foods
6.500%, 08/11/2017	1,225	1,325
Lorillard Tobacco
8.125%, 06/23/2019	1,815	2,060
Reynolds American
7.625%, 06/01/2016	5,000	5,350
Roche Holdings
6.000%, 03/01/2019 ▼ ■	2,100	2,338
Schering-Plough
5.550%, 12/01/2013	4,595	5,031
UnitedHealth Group
4.875%, 02/15/2013	2,965	3,082

		48,227

Electric - 2.4%
FirstEnergy Solutions
6.050%, 08/15/2021 ■	500	517
MidAmerican Energy Holdings
5.875%, 10/01/2012	3,445	3,753
National Rural Utilities
10.375%, 11/01/2018	3,100	4,100
Ohio Power
Series K
6.000%, 06/01/2016	2,100	2,259
PPL Energy Supply
6.300%, 07/15/2013	2,000	2,147
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ■	2,030	2,041
Virginia Electric Power
5.950%, 09/15/2017	3,780	4,191

		19,008

Energy - 5.0%
Anadarko Petroleum
5.950%, 09/15/2016	4,000	4,238
Canadian National Resources
5.900%, 02/01/2018	660	704
Cenovus Energy

DESCRIPTION	PAR	FAIR VALUE Ñ
5.700%, 10/15/2019 ■	$2,870	$2,943
ConocoPhillips
6.000%, 01/15/2020	3,280	3,635
Hess
8.125%, 02/15/2019	2,750	3,304
Marathon Oil
5.900%, 03/15/2018	1,420	1,484
7.500%, 02/15/2019	2,060	2,376
Nexen
5.650%, 05/15/2017	4,180	4,177
Suncor Energy
6.100%, 06/01/2018	1,275	1,333
Talisman Energy
7.750%, 06/01/2019 ▼	2,500	2,940
Tengizchevroil Finance
6.124%, 11/15/2014 ■	1,049	1,033
Weatherford International
5.950%, 06/15/2012	3,690	3,957
XTO Energy
4.625%, 06/15/2013 ▼	3,000	3,103
5.650%, 04/01/2016	3,295	3,444

		38,671

Finance - 5.1%
American Express
7.250%, 05/20/2014 ▼	4,125	4,635
American Express Centurion
Series BKNT
5.550%, 10/17/2012	2,035	2,157
American Express Credit
Series C
7.300%, 08/20/2013	2,405	2,667
Capital One Bank
8.800%, 07/15/2019	3,140	3,630
Capital One Financial
6.150%, 09/01/2016	1,775	1,743
Countrywide Financial
6.250%, 05/15/2016	2,395	2,399
Credit Agricole
6.637%, 05/29/2049 Δ ■	1,635	1,161
General Electric Capital
4.800%, 05/01/2013 ▼	6,235	6,472
Series MTN
5.625%, 09/15/2017	3,955	4,005
International Lease Finance
6.375%, 03/25/2013 ▼	2,635	2,113
Private Export Funding
3.050%, 10/15/2014	575	580
Rockies Express Pipeline
6.850%, 07/15/2018 ■	2,000	2,236
SLM
Series MTN
5.400%, 10/25/2011	2,270	2,094
Transcapitalinvest
5.670%, 03/05/2014 ■	4,125	4,014

		39,906

Industrial Other - 0.6%
Johnson Controls
5.250%, 01/15/2011 ▼	4,720	4,901

Insurance - 3.0%
Ace INA Holdings
5.700%, 02/15/2017 ▼	2,765	2,983
Allied World Assurance
7.500%, 08/01/2016	3,040	3,177
American International Group
8.250%, 08/15/2018	3,000	2,550
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,055	2,897
Met Life Global Funding I
5.125%, 04/10/2013 ■	3,730	3,867
MetLife
7.717%, 02/15/2019	1,170	1,377

DESCRIPTION	PAR	FAIR VALUE Ñ
Pacific Life Global Funding
5.150%, 04/15/2013 ■	$2,205	$2,306
Prudential Financial
5.100%, 09/20/2014	3,235	3,269
ZFS Finance USA Trust V
6.500%, 05/09/2037 Δ ■	1,530	1,239

		23,665

Natural Gas - 0.6%
Kinder Morgan Energy Partners
5.000%, 12/15/2013	4,560	4,766

Other Utility - 0.2%
American Water Capital
6.085%, 10/15/2017	1,420	1,496

Real Estate - 2.0%
Health Care - REIT
5.875%, 05/15/2015	3,775	3,590
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	4,300	4,138
iStar Financial - REIT
5.650%, 09/15/2011	2,000	1,380
Prologis - REIT
5.500%, 04/01/2012	3,080	3,043
Prologis 2006 - REIT
5.750%, 04/01/2016	3,525	3,153

		15,304

Sovereign - 0.2%
United Mexican States
5.625%, 01/15/2017	1,400	1,453

Technology - 0.7%
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,507
Computer Sciences
6.500%, 03/15/2018	3,490	3,844

		5,351

Transportation - 2.4%
AEP Texas Central
Series A-2
4.980%, 07/01/2013	9,685	10,312
CSX
6.250%, 03/15/2018	3,465	3,758
Erac USA Finance
6.375%, 10/15/2017 ■	1,445	1,451
Union Pacific
5.750%, 11/15/2017	3,320	3,559
		19,080

Total Corporate Bonds (Cost $421,119)		444,769

Asset-Backed Securities - 20.9%
Automotive - 4.2%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ■	3,000	2,978
Capital One Prime Auto Receivables Trust
Series 2006-2, Class A4
4.940%, 07/15/2012	3,077	3,148
Series 2007-2, Class A3
4.890%, 01/15/2012	1,472	1,500
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	4,000	4,149
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	2,024	2,066
Huntington Auto Trust
Series 2009-1A, Class A2
3.480%, 07/15/2011 ■	3,375	3,416
Nissan Auto Receivables Owner Trust
Series 2007-B, Class A4
5.160%, 03/15/2014	5,500	5,796

DESCRIPTION	PAR	FAIR VALUE Ñ
USAA Auto Owner Trust
Series 2006-2, Class A4
5.370%, 02/15/2012	$2,141	$2,182
Series 2007-1, Class A3
5.430%, 10/15/2011	829	843
Series 2007-2, Class A3
4.900%, 02/15/2012	505	514
Series 2008-1, Class A3
4.160%, 04/16/2012	1,722	1,757
Wachovia Auto Loan Owner Trust
Series 2005-B, Class A4
4.840%, 04/20/2011	1,322	1,329
Series 2006-2, Class A4
5.230%, 03/20/2012 ■	1,800	1,828
World Omni Auto Receivables Trust
Series 2007-B, Class A3A
5.280%, 01/17/2012	768	785

		32,291

Credit Cards - 5.5%
American Express Issuance Trust
Series 2005-1, Class C
0.573%, 08/15/2011 Δ	1,930	1,886
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	5,855	6,365
Series 2008-A1, Class A1
0.823%, 04/15/2013 Δ	2,500	2,497
Cabela’s Master Credit Card Trust
Series 2008-1A, Class A2
1.093%, 12/15/2013 Δ ■	2,910	2,865
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	2,500	2,549
Series 2008-3A, Class A3
5.050%, 02/15/2016	4,845	5,226
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	3,000	3,140
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,195	11,909
Discover Card Master Trust I
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,530	3,811
Series 2007-C1, Class C1
0.563%, 01/15/2013 Δ	1,940	1,896
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.643%, 05/15/2014 Δ ■ ∞	795	782

		42,926

Equipment Leases - 0.4%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	2,904	2,965

Home Equity - 0.3%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ∞	33	28
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.900%, 04/15/2028 ∞	26	24
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,516	2,517

		2,569

Manufactured Housing - 0.4%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028 ∞	96	94
Series 2008-MH1, Class A1
7.000%, 04/25/2038 Δ ■	1,611	1,640
Origen Manufactured Housing

DESCRIPTION	PAR	FAIR VALUE Ñ
Series 2005-A, Class A2
4.490%, 05/15/2018	$1,528	$1,508

		3,242

Other - 8.5%
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A2
5.205%, 02/11/2044	3,605	3,626
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■ ∞	1,470	448
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 Δ	2,145	1,065
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	2,340	2,329
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
5.648%, 03/03/2041 ■ ∞	2,349	1,705
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	5,040	4,938
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	3,465	3,465
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	2,171	2,182
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ	2,345	1,233
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.560%, 04/10/2038	11,945	12,027
Series 2006-RR2, Class A1
5.689%, 06/23/2046 ■ ∞	2,237	671
Series 2007-GG10, Class A4
5.999%, 08/10/2045	7,775	6,426
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 Δ ∞	1,230	660
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.126%, 07/12/2038 Δ ∞	1,455	724
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 Δ ∞	630	345
Series 2005-HQ6, Class C
5.172%, 08/13/2042 Δ ∞	590	309
Small Business Administration
Series 2006-P10A, Class 1
5.408%, 02/10/2016	4,405	4,667
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	10,280	9,845
Series 2007-C33, Class AJ
5.902%, 02/15/2051 Δ	2,315	1,121
Series 2007-C34, Class A2
5.569%, 05/15/2046	7,210	7,212
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ	2,375	1,264

		66,262

Utilities - 1.6%
Centerpoint Energy Transition
Series 2008-A, Class A1
4.192%, 02/01/2020	5,571	5,857
PG&E Energy Recovery Funding
Series 2005-1, Class A3
4.140%, 09/25/2012	6,682	6,815

		12,672

Total Asset-Backed Securities (Cost $168,829)		162,927

U.S. Government & Agency Securities ▼ - 6.8%
U.S. Agency Debentures - 2.7%

DESCRIPTION	PAR	FAIR VALUE Ñ
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 ■	$13,900	$14,833
Federal National Mortgage Association
4.120%, 05/06/2013	6,550	6,571

		21,404

U.S. Treasuries - 4.1%
U.S. Treasury Notes
0.875%, 02/28/2011	5,360	5,380
0.875%, 05/31/2011	16,550	16,589
1.000%, 08/31/2011	2,680	2,685
2.625%, 06/30/2014	3,090	3,145
2.375%, 08/31/2014	1,905	1,912
3.625%, 08/15/2019	1,925	1,976

		31,687

Total U.S. Government & Agency Securities (Cost $52,066)		53,091

U.S. Government Agency Mortgage-Backed Securities - 4.9%
Adjustable Rate ∆ - 2.0%
Federal Home Loan Mortgage Corporation Pool
4.693%, 01/01/2028, #876281	759	769
3.968%, 04/01/2029, #847190	1,004	1,021
3.916%, 10/01/2030, #847209	2,590	2,610
4.104%, 05/01/2031, #847161	934	944
4.082%, 09/01/2033, #847210	2,338	2,380
Federal National Mortgage Association Pool
3.850%, 09/01/2033, #725111	1,496	1,508
3.540%, 07/01/2036, #886034	5,790	5,933

		15,165

Fixed Rate - 2.9%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	2,503	2,665
Federal National Mortgage Association Pool
4.000%, 07/01/2018, #357414	6,622	6,900
4.000%, 05/01/2020, #AD0107	6,438	6,696
4.000%, 03/01/2022, #890134	6,289	6,541

		22,802

Total U.S. Government Agency Mortgage-Backed Securities (Cost $37,769)		37,967

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 4.2%
Adjustable Rate ∆ - 2.5%
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.938%, 09/20/2036	5,927	3,327
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
3.527%, 10/25/2033	5,766	4,792
RBSSP Resecuritization Trust
Series 2009-8, Class 3A1
0.386%, 03/26/2037 ■	2,787	2,665
Series 2009-9, Class 9A1
0.466%, 09/26/2037 ■	4,128	3,872
Structured Mortgage Loan Trust
Series 2004-11, Class A
0.911%, 08/25/2034	272	206
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.437%, 10/25/2033	4,599	4,511

		19,373

Fixed Rate - 1.7%
Banc of America Mortgage Securities
Series 2005-5, Class 1A21
5.000%, 06/25/2035	1,367	1,346
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	1,110	1,050

DESCRIPTION	PAR	FAIR VALUE Ñ
Series 2006-19CB, Class A15
6.000%, 08/25/2036	$1,507	$1,223
Salomon Brothers Mortgage Securities
Series 1986-1, Class A
6.000%, 12/25/2011 ∞	2	2
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-2, Class 3A1
5.500%, 04/25/2022	2,745	2,354
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR13, Class A1
5.311%, 05/25/2035	2,598	1,968
Series 2007-2, Class 1A8
5.750%, 03/25/2037	5,539	5,102
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ∞	23	24

		13,069

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (Cost $36,889)		32,442

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.9%
Fixed Rate - 2.9%
Federal Home Loan Mortgage Corporation
Series 1167, Class E
7.500%, 11/15/2021	17	17
Series 1286, Class A
6.000%, 05/15/2022	49	51
Series 2750, Class HE
5.000%, 02/15/2019	5,930	6,315
Series 2763, Class TA
4.000%, 03/15/2011	2,824	2,872
Series 2780, Class QC
4.500%, 03/15/2017	7,757	7,994
Series 3555, Class EA
4.000%, 12/15/2014	5,238	5,433
Federal National Mortgage Association
Series 1990-89, Class K
6.500%, 07/25/2020	13	15
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities (Cost $21,697)		22,697

Municipal Bond 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950% 09/01/2016 (Cost $1,620)	1,620	1,558

	SHARES
Preferred Stocks - 0.1%
Banking - 0.1%
Bank of America
Series MER ▼	34,300	812

Sovereign - 0.0%
Fannie Mae
Series S	104,000	167

Total Preferred Stocks (Cost $3,330)		979

Short-Term Investments - 2.8%
Money Market Fund - 2.7%
First American Prime Obligations Fund, Class Z
0.186% ± Ω	20,825,687	20,826

	PAR
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills □
0.152%, 10/08/2009	$20	$20
0.122%, 02/11/2010	700	700
0.197%, 06/03/2010	270	269

DESCRIPTION	PAR	FAIR VALUE Ñ
		$989

Total Short-Term Investments (Cost $21,815)		21,815

	SHARES
Investment Purchased with Proceeds from Securities Lending - 13.4%
Mount Vernon Securities Lending Prime Portfolio
0.291% † Ω (Cost $104,991)	104,991,249	104,991

Total Investments ▲ - 113.2% (Cost $870,125)		883,236

Other Assets and Liabilities, Net - (13.2)%		(103,034)

Total Net Assets - 100.0%		$780,202

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2009.

▼	This security or a portion of this security is out on loan at September 30, 2009. Total loaned securities had a value of $102,416 at September 30, 2009.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of September 30, 2009, the fair value of these investments was $86,735 or 11.1% of total net assets.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2009, the fair value of these investments was $5,816 or 0.7% of total net assets. Additional information regarding such illiquid securities is presented in the following table:

		Dates
Security	Par	Acquired	Cost Basis

Amresco Residential Security Mortgage, Series 1997-3, Class A9	$33	10/02	$33
Bear Stears Commercial Mortgage Securities, Series 2007-T28 Class D	1,470	10/07	1,390
Commercial Mortgage Pass -Through Certificates, Series 2004-RS1, Class A	2,349	2/07	2,283
Contimortgage Home Equity Loan Trust, Series 1997-2, Class A9	26	10/02	27
Green Tree Financial, Series 1996-9, Class A5	96	4/00	95
GS Mortgage Securities II, Series 2006-RR2, Class A1	2,237	7/06	2,194
JPMorgan Chase Commercial Mortgage Securities, Series 2005-LDP5, Class B	1,230	10/07	1,189
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C	1,455	10/07	1,388
Morgan Stanley Capital I, Series 2005-HQ6, Class B	630	10/07	601
Morgan Stanley Capital I, Series 2005-HQ6, Class C	590	10/07	561
Salomon Brothers Mortgage Securities, Series 1986-1, Class A	2	8/97	2
Washington Mutual Master Note Trust, Series 2007-C1, Class C1	795	8/07	766
Westam Mortgage Financial, Series 11, Class A	23	11/97	23

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of September 30, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $870,125. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$35,912
Gross unrealized depreciation	(22,801)

Net unrealized appreciation	$13,111

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	December 2009	444	$96,334	$462
U.S. Treasury 5 Year Note Futures	December 2009	429	49,804	694
U.S. Treasury 10 Year Note Futures	December 2009	(121)	(14,318)	(148)
U.S. Treasury Long Bond Futures	December 2009	(116)	(14,080)	(343)

				$665

Credit Default Swap Agreements
Credit Default Swaps on Credit Indices
Sell Protection1

		Receive	Expiration	Notional	Unrealized
Counterparty	Reference Index	Fixed Rate	Date	Amount[2]	Appreciation

Deutsche Bank	Markit CDX HVOL11 Index	3.850%	12/20/2013	$5,900	$262

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Interest Rate Swap Agreements

	Floating Rate	Pay/Receive				Unrealized
Counterparty	Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	(Depreciation)

UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	$19,000	$(34)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	4,000	(213)
UBS	3-Month LIBOR	Receive	3.460%	09/15/2019	4,000	(1)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	8,000	(147)

						$(395)

Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the 3 broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Corporate Bonds	$—	$444,769	$—	$444,769
Asset-Backed Securities	—	157,086	5,841	162,927
U.S. Government & Agency Securities	—	53,091	—	53,091
U.S. Government Agency Mortgage-Backed Securities	—	37,967	—	37,967
Collateralized Mortgage Obligation - Private Mortgage-Backed Securities	—	32,442	—	32,442
Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities	—	22,697	—	22,697
Municipal Bond	—	1,558	—	1,558
Preferred Stock	979	—	—	979
Short-Term Investments	125,817	989	—	126,806

Total Investments	$126,796	$750,599	$5,841	$883,236

Other Financial Instruments*	$665	$(133)	$—	$532

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$12,824
Accrued discounts/premiums	—
Realized gain (loss)	—
Net change in unrealized appreciation or depreciation	409
Net purchases (sales)	(7,392)
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2009	$5,841

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2009	$(2,026)

As of September 30, 2009, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Interest Rate Contracts	$1,156
Credit Contracts	262

Balance as of September 30, 2009	$1,418

Liability Derivatives
Interest Rate Contracts	$886

Balance as of September 30, 2009	$886

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
Short Term Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Corporate Bonds - 36.3%
Banking - 7.5%
Bank of America
7.800%, 02/15/2010	$2,500	$2,552
2.100%, 04/30/2012 ▼	1,500	1,521
Bank One
7.875%, 08/01/2010	2,700	2,842
BB&T
5.700%, 04/30/2014	1,000	1,083
Series MTN
3.850%, 07/27/2012	260	268
Citigroup
2.125%, 04/30/2012 ▼	1,500	1,521
5.300%, 10/17/2012	2,500	2,580
5.500%, 10/15/2014	2,000	1,997
Credit Suisse
4.875%, 08/15/2010	1,500	1,543
Credit Suisse New York
5.500%, 05/01/2014	1,000	1,075
Deutsche Bank
3.875%, 08/18/2014	2,000	2,025
Fifth Third Bank
Series BKNT
4.200%, 02/23/2010	1,000	1,008
HSBC Finance
6.750%, 05/15/2011	2,345	2,472
JPMorgan Chase
2.200%, 06/15/2012 ▼	1,500	1,526
3.700%, 01/20/2015 ▼	2,000	1,982
Key Bank
3.200%, 06/15/2012	1,500	1,564
National City
4.000%, 02/01/2011	1,000	1,007
Royal Bank of Scotland
4.875%, 08/25/2014 ■	1,900	1,929
Wells Fargo
Series AI
4.750%, 02/09/2015	2,000	2,028
Series I
3.750%, 10/01/2014	2,000	1,990

		34,513

Basic Industry - 1.7%
Arcelormittal
5.375%, 06/01/2013	900	920
BHP Billiton Finance
5.500%, 04/01/2014	1,000	1,105
Dow Chemical
4.850%, 08/15/2012	1,000	1,040
Georgia-Pacific
8.125%, 05/15/2011	500	519
Potash Corporation of Saskatchewan
3.750%, 09/30/2015	1,500	1,497
Rio Tinto Financial
8.950%, 05/01/2014 ▼	1,000	1,180
United States Steel
5.650%, 06/01/2013	1,000	979
Vedanta Resources
9.500%, 07/18/2018 ■	420	414

		7,654

Brokerage - 2.5%
Goldman Sachs Group
6.875%, 01/15/2011 ▼	3,000	3,185
1.625%, 07/15/2011	1,580	1,596

DESCRIPTION	PAR	FAIR VALUE Ñ

3.625%, 08/01/2012	$1,625	$1,668
Merrill Lynch
5.450%, 02/05/2013	1,250	1,296
Morgan Stanley
4.000%, 01/15/2010 ▼	2,000	2,016
2.250%, 03/13/2012	1,525	1,553

		11,314

Capital Goods - 0.2%
Case New Holland
7.750%, 09/01/2013 ■	1,000	995

Communications - 4.2%
AT&T
7.300%, 11/15/2011	1,500	1,661
6.700%, 11/15/2013	2,000	2,266
British Telecom
5.150%, 01/15/2013	1,000	1,042
Comcast
5.300%, 01/15/2014	1,000	1,070
Deutsche Telekom
5.875%, 08/20/2013	2,000	2,176
DirecTV Holdings
7.625%, 05/15/2016 ▼	1,000	1,070
News America
5.300%, 12/15/2014	1,000	1,077
Sprint Capital
8.375%, 03/15/2012	2,000	2,065
Telecom Italia Capital
4.950%, 09/30/2014	1,540	1,594
Time Warner Cable
5.400%, 07/02/2012	1,250	1,336
Verizon New England
6.500%, 09/15/2011	1,500	1,613
Verizon Wireless
3.750%, 05/20/2011 ■	1,000	1,032
Vodafone Airtouch
7.750%, 02/15/2010	1,500	1,537

		19,539

Consumer Cyclical - 2.1%
Home Depot
5.250%, 12/16/2013	2,000	2,132
Macy’s Retail Holdings
5.350%, 03/15/2012	1,700	1,655
Staples
9.750%, 01/15/2014	1,000	1,201
Target
4.000%, 06/15/2013	1,000	1,045
Viacom
4.375%, 09/15/2014	1,000	1,021
Whirlpool
8.000%, 05/01/2012	1,000	1,079
Yum! Brands
8.875%, 04/15/2011	1,260	1,379

		9,512

Consumer Non Cyclical - 5.7%
Altria Group
8.500%, 11/10/2013	2,000	2,320
Anheuser-Busch InBev
7.200%, 01/15/2014 ■	1,000	1,126
CareFusion
4.125%, 08/01/2012 ▼ ■	600	616
ConAgra Foods
5.875%, 04/15/2014	1,950	2,141
Covidien International
5.150%, 10/15/2010	3,000	3,129
Eli Lilly & Co.
3.550%, 03/06/2012	1,000	1,047
Express Scripts
5.250%, 06/15/2012	1,000	1,062
Genentech
4.750%, 07/15/2015	2,000	2,158
Kraft Foods
5.625%, 11/01/2011	1,500	1,596

DESCRIPTION	PAR	FAIR VALUE Ñ

6.000%, 02/11/2013	$1,500	$1,610
McKesson
6.500%, 02/15/2014	2,105	2,307
MedcoHealth Solutions
6.125%, 03/15/2013	1,500	1,624
Pfizer
4.450%, 03/15/2012	1,000	1,062
Smithfield Foods
7.000%, 08/01/2011 ▼	320	307
St. Jude Medical
3.750%, 07/15/2014	690	702
UnitedHealth Group
4.875%, 02/15/2013	1,500	1,559
Watson Pharmaceuticals
5.000%, 08/15/2014	2,000	2,050

		26,416

Electric - 1.3%
Arizona Public Service
6.375%, 10/15/2011	2,000	2,123
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,555	1,694
National Rural Utilities Cooperative Finance
2.625%, 09/16/2012	950	955
4.750%, 03/01/2014	1,000	1,060

		5,832

Energy - 2.2%
Anadarko Petroleum
5.950%, 09/15/2016	2,000	2,119
ConocoPhillips
4.750%, 02/01/2014	900	968
Husky Energy
5.900%, 06/15/2014	1,000	1,079
Marathon Oil
8.375%, 05/01/2012	1,000	1,132
Shell International Finance
3.250%, 09/22/2015 ▼	1,180	1,188
Valero Energy
6.875%, 04/15/2012	1,000	1,076
Weatherford International
5.150%, 03/15/2013	1,500	1,575
XTO Energy
5.300%, 06/30/2015	1,000	1,060

		10,197

Finance - 4.0%
American Express Travel
5.250%, 11/21/2011 ■	2,450	2,531
Ameriprise Financial
5.350%, 11/15/2010	29	30
Capital One Bank
6.500%, 06/13/2013	1,500	1,599
Countrywide Financial
Series MTNA
4.500%, 06/15/2010	2,000	2,021
General Electric Capital
2.200%, 06/08/2012 ▼	1,510	1,533
3.500%, 08/13/2012 ▼	1,565	1,585
4.800%, 05/01/2013	1,000	1,038
Series MTN
5.250%, 10/19/2012	3,000	3,172
GMAC
2.200%, 12/19/2012	1,750	1,769
ILFC E-Capital Trust I
5.900%, 12/21/2065 ■ Δ	1,000	505
International Lease Finance
5.000%, 04/15/2010	2,525	2,452

		18,235

Insurance - 1.6%
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,500	1,596
Hartford Financial Services Group
5.250%, 10/15/2011	1,000	1,000
Metropolitan Life Global Funding I

DESCRIPTION	PAR	FAIR VALUE Ñ

2.875%, 09/17/2012 ■	$1,000	$996
Prudential Financial
Series MTN
3.625%, 09/17/2012	2,600	2,616
Series MTNB
4.500%, 07/15/2013	1,000	1,007

		7,215

Natural Gas - 1.3%
Consolidated Natural Gas
Series C
6.250%, 11/01/2011	1,575	1,698
Duke Energy
3.950%, 09/15/2014	1,500	1,522
Ras Laffan
4.500%, 09/30/2012 ■	500	518
Transocean
5.250%, 03/15/2013	2,000	2,115

		5,853

Real Estate - 0.4%
HCP - REIT
Series MTN
5.625%, 02/28/2013	1,000	989
iStar Financial - REIT
6.000%, 12/15/2010 ▼	1,500	1,110

		2,099

Technology - 0.8%
Analog Devices
5.000%, 07/01/2014	1,000	1,051
Chartered Semiconductor
5.750%, 08/03/2010	1,500	1,506
Motorola
8.000%, 11/01/2011	1,200	1,279

		3,836

Transportation - 0.8%
CSX
5.750%, 03/15/2013	1,500	1,599
FedEx
7.375%, 01/15/2014	1,000	1,128
United Parcel Service
3.875%, 04/01/2014	1,000	1,048

		3,775

Total Corporate Bonds (Cost $162,772)		166,985

Asset-Backed Securities - 31.4%
Automotive - 8.3%
Allya Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ■	2,500	2,481
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%, 09/20/2012 ■	4,610	4,773
BMW Vehicle Owner Trust
Series 2006-A, Class A4
5.070%, 08/25/2011	987	1,001
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.210%, 03/17/2014	2,500	2,629
Series 2008-1, Class A3A
3.860%, 08/15/2012	1,000	1,023
Capital One Prime Auto Receivables Trust
Series 2006-2, Class A4
4.940%, 07/15/2012	1,923	1,968
Series 2007-2, Class A3
4.890%, 01/15/2012	1,177	1,199
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%, 04/15/2014	1,552	1,594
DaimlerChrysler Auto Trust
Series 2006-C, Class A4
4.980%, 11/08/2011	776	792

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 2008-A, Class A3A
3.700%, 06/08/2012	$1,600	$1,631
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	1,750	1,815
Harley-Davidson Motorcycle Trust
Series 2006-1, Class A2
5.040%, 10/15/2012 ■	1,332	1,372
Huntington Auto Trust
Series 2009-1A, Class A2
3.480%, 07/15/2011 ■	1,625	1,645
JPMorgan Auto Receivables Trust
Series 2006-A, Class A4
5.140%, 12/15/2014 ■	2,250	2,329
Series 2007-A, Class A3
5.190%, 02/15/2011 ■	779	784
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.070%, 01/15/2015	1,585	1,589
Nissan Auto Receivables Owner Trust
Series 2008-B, Class A3
4.460%, 04/15/2012	1,600	1,654
Series 2009-A, Class A2
2.940%, 07/15/2011	3,000	3,038
USAA Auto Owner Trust
Series 2006-2, Class A4
5.370%, 02/15/2012	1,134	1,156
Wachovia Auto Loan Owner Trust
Series 2006-2, Class A4
5.230%, 03/20/2012 ■	1,000	1,015
Series 2006-2A, Class A3
5.230%, 08/20/2011 ■	5	5
Wachovia Auto Owner Trust
Series 2007-A, Class A3
5.390%, 09/20/2011	1,136	1,153
World Omni Auto Receivables Trust
Series 2006-A, Class A4
5.030%, 10/17/2011	242	246
Series 2007-B, Class A3A
5.280%, 01/17/2012	1,052	1,074

		37,966

Credit Cards - 8.7%
American Express Issuance Trust
Series 2005-1, Class C
0.573%, 08/15/2011 Δ	905	885
Series 2008-2, Class A
4.020%, 01/18/2011	800	808
Bank of America Credit Card Trust
Series 2008-A1, Class A1
0.823%, 04/15/2013 Δ	1,270	1,269
Cabela’s Master Credit Card Trust
Series 2008-1A, Class A2
1.093%, 12/15/2013 ■ Δ	1,415	1,393
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	5,716	5,828
Series 2007-A9, Class A9
4.950%, 08/15/2012	1,000	1,002
Series 2008-3A, Class A3
5.050%, 02/15/2016	2,750	2,966
Series 2008-A1, Class A
0.993%, 11/15/2012 Δ	1,265	1,266
Series 2008-A5, Class A5
4.850%, 02/15/2014	2,400	2,526
Chase Issuance Trust
Series 2008-A7, Class A7
0.893%, 11/15/2011 Δ	220	220
Series 2008-A9, Class A9
4.260%, 05/15/2013	2,000	2,093
Series 2009-A5, Class A5
1.043%, 06/15/2012 Δ	2,000	2,007
Citibank Credit Card Issuance Trust

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 2006-A4, Class A4
5.450%, 05/10/2013	$5,245	$5,579
Discover Card Master Trust I
Series 2003-4, Class B2
0.673%, 05/15/2013 Δ	185	182
Series 2005-4, Class B1
0.493%, 06/18/2013 Δ	380	371
Series 2007-C1, Class C1
0.563%, 01/15/2013 Δ	885	865
Series 2008-A3, Class A3
5.100%, 10/15/2013	2,655	2,789
MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.100%, 10/15/2012	1,825	1,863
Series 2005-A6, Class A6
4.500%, 01/15/2013	1,165	1,199
Washington Mutual Master Note Trust
Series 2007-A4, Class A4
5.200%, 10/15/2014 ■	3,000	3,124
Series 2007-C1, Class C1
0.643%, 05/15/2014 ■ Δ ∞	1,855	1,825

		40,060

Equipment Leases - 0.9%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	1,359	1,387
CNH Equipment Trust
Series 2008-A, Class A4A
4.930%, 08/15/2014	2,496	2,588
MBNA Practice Solutions Owner Trust
Series 2005-2, Class A4
4.470%, 06/15/2013 ■	299	304

		4,279

Home Equity - 0.6%
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	1,994	1,428
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025 ∞	22	21
Series 1996-4, Class A
7.250%, 01/25/2028 ∞	181	157
IMC Home Equity Loan Trust
Series 1998-3, Class A7
6.720%, 08/20/2029 ∞	1,356	946

		2,552

Manufactured Housing - 0.7%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	692	704
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	454	448
Series 2005-B, Class A2
5.247%, 12/15/2018	2,135	2,118

		3,270

Other - 10.1%
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A1
5.920%, 10/15/2036	785	804
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,385	1,379
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
5.648%, 03/03/2041 ■ ∞	1,242	902
Series 2005-LP5, Class A4
4.982%, 05/10/2043	2,500	2,479
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	2,438	2,438
GE Capital Commercial Mortgage Corporation

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 2001-2, Class A2
5.850%, 08/11/2033	$2,102	$2,128
Series 2001-3, Class A2
6.070%, 06/10/2038	3,250	3,427
GMAC Commercial Mortgage Securities
Series 2003-C2, Class A2
5.485%, 05/10/2040	3,500	3,651
Series 2004-C1, Class A2
4.100%, 03/10/2038	1,651	1,662
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A2
5.117%, 04/10/2037	4,345	4,334
GS Commercial Mortgage
Series 2007-GG10
5.690%, 08/10/2045	1,211	1,243
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.805%, 08/10/2045 Δ	1,500	1,240
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A3
6.429%, 04/15/2035	7,905	8,158
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	4,555	4,781
Small Business Administration
Series 2005-P10A, Class 1
4.638%, 02/10/2015	3,614	3,718
Series 2006-P10A, Class 1
5.408%, 02/10/2016	2,143	2,270
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	1,739	1,665

		46,279

Utilities - 2.1%
Centerpoint Energy
Series 2005-A, Class A2
4.970%, 08/01/2014	3,649	3,839
Oncor Electric Delivery Transition Bond Company
Series 2003-1, Class A2
4.030%, 02/15/2012	406	411
Peco Energy Transition Trust
Series 2001-A, Class A1
6.520%, 12/31/2010	2,240	2,328
PG&E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	1,683	1,769
PSE&G Transition Funding
Series 2001-1, Class A6
6.610%, 06/15/2015	1,190	1,330

		9,677

Total Asset-Backed Securities (Cost $139,971)		144,083

U.S. Government & Agency Securities - 10.3%
U.S. Agency Debentures - 4.3%
Federal Home Loan Bank
2.750%, 06/18/2010	755	768
1.625%, 07/27/2011 ▼	5,550	5,614
2.250%, 04/13/2012 ▼	6,000	6,131
Federal Home Loan Mortgage Corporation
5.125%, 10/23/2012 ▼	1,000	1,003
Federal National Mortgage Association
4.120%, 05/06/2013 ▼	6,300	6,320

		19,836

U.S. Treasuries - 6.0%
U.S. Treasury Notes ▼
0.875%, 04/15/2010 ◄	3,410	3,411
4.875%, 04/30/2011	1,575	1,678
4.625%, 10/31/2011	6,235	6,700
1.125%, 12/15/2011	7,340	7,348
4.125%, 08/31/2012	6,015	6,487
3.625%, 12/31/2012	1,790	1,909

DESCRIPTION	PAR	FAIR VALUE Ñ

		$27,533

Total U.S. Government & Agency Securities (Cost $47,099)		47,369

U.S. Government Agency Mortgage-Backed Securities - 9.2%
Adjustable Rate Δ - 6.7%
Federal Home Loan Mortgage Corporation Pool
4.500%, 05/01/2018, #G11618	$4,091	4,321
4.428%, 12/01/2026, #786591	425	431
4.001%, 01/01/2029, #846946	409	417
5.098%, 10/01/2029, #786853	266	270
5.282%, 04/01/2030, #972055	311	320
3.990%, 05/01/2030, #847014	245	247
4.137%, 06/01/2031, #847367	176	180
4.231%, 08/01/2032, #847331	2,337	2,393
3.603%, 09/01/2032, #847652	1,328	1,339
4.491%, 10/01/2032, #847063	219	224
2.799%, 05/01/2033, #780456	886	895
Federal National Mortgage Association Pool
4.000%, 12/01/2019, #AA5298	2,170	2,261
4.500%, 04/01/2024, #AA4312	4,822	5,001
3.741%, 11/01/2025, #433988	562	563
3.999%, 10/01/2030, #847241	1,625	1,654
4.983%, 06/01/2031, #625338	301	312
5.094%, 12/01/2031, #535363	1,364	1,406
3.562%, 03/01/2032, #545791	44	44
3.165%, 05/01/2032, #634948	142	144
3.355%, 05/01/2032, #545717	368	374
4.830%, 10/01/2032, #661645	94	96
4.686%, 12/01/2032, #671884	278	286
4.377%, 04/01/2034, #775389	217	221
2.950%, 07/01/2034, #795242	2,380	2,397
3.540%, 07/01/2036, #886034	3,344	3,427
3.828%, 08/01/2036, #555369	257	265
Government National Mortgage Association Pool
4.625%, 08/20/2021, #008824	139	143
4.625%, 07/20/2022, #008006	202	207
4.625%, 09/20/2025, #008699	106	109
4.375%, 04/20/2026, #008847	85	87
4.625%, 08/20/2027, #080106	30	31
4.375%, 01/20/2028, #080154	48	49
4.375%, 05/20/2029, #080283	134	137
3.875%, 11/20/2030, #80469	225	230
4.375%, 04/20/2031, #080507	87	89
4.625%, 08/20/2031, #80535	291	298
4.500%, 02/20/2032, #080580	78	79

		30,947

Fixed Rate - 2.5%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	1,391	1,481
Federal National Mortgage Association Pool
5.500%, 05/01/2012, #254340	352	367
5.000%, 03/01/2013, #254682	266	275
4.000%, 12/01/2013, #255039	2,062	2,117
4.000%, 05/01/2020, #AD0107	3,380	3,516
4.000%, 03/01/2022, #890134	3,352	3,486

		11,242

Total U.S. Government Agency Mortgage-Backed Securities (Cost $41,796)		42,189

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 5.4%
Adjustable Rate Δ - 3.2%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.859%, 09/25/2035	1,868	1,455
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A

DESCRIPTION	PAR	FAIR VALUE Ñ

0.441%, 12/20/2046	$3,551	$1,740
Countrywide Home Loans
Series 2004-2, Class 2A1
5.283%, 02/25/2034	433	413
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.823%, 01/25/2035 ∞	1,981	233
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.172%, 03/25/2035	588	422
JPMorgan Mortgage Trust
Series 2006-A7, Class 3A4
5.946%, 01/25/2037	602	171
RBSSP Resecuritization Trust
Series 2009-10, Class 8A1
0.396%, 05/26/2036 ■	2,115	2,020
Series 2009-8, Class 3A1
0.386%, 03/26/2037 ■	1,450	1,386
Series 2009-9, Class 9A1
0.466%, 09/26/2037 ■	2,238	2,099
Sequoia Mortgage Trust
Series 2007-1, Class 2A1
5.763%, 02/20/2047	842	655
Structured Mortgage Loan Trust
Series 2004-11, Class A
0.911%, 08/25/2034	215	163
Washington Mutual
Series 2007-HY2, Class 3A2
5.850%, 09/25/2036	741	139
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR10, Class 2A5
3.456%, 06/25/2035	58	58
Series 2006-AR10, Class 5A2
5.591%, 07/25/2036	2,188	2,049
Series 2006-AR14, Class 2A3
6.067%, 10/25/2036	2,371	1,614

		14,617

Fixed Rate - 2.2%
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	858	815
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,805	1,465
GMAC Mortgage Corporation Loan Trust
Series 2006-J1, Class A1
5.750%, 04/25/2036	1,581	1,354
Master Alternative Loans Trust
Series 2004-13, Class 10A1
8.000%, 01/25/2035	569	485
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1
6.201%, 09/25/2037	2,017	1,642
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR13, Class A1
5.311%, 05/25/2035	2,458	1,862
Series 2006-3, Class A1
5.500%, 03/25/2036	833	697
Series 2007-2, Class 1A8
5.750%, 03/25/2037	2,091	1,927

		10,247

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (Cost $30,320)		24,864

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.9%
Fixed Rate - 3.9%
Federal Home Loan Mortgage Corporation

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 1022, Class J
6.000%, 12/15/2020	$28	$28
Series 2629, Class BO
3.250%, 03/15/2018	4,000	4,079
Series 2763, Class TA
4.000%, 03/15/2011	2,064	2,099
Series 2780, Class QC
4.500%, 03/15/2017	3,801	3,917
Series 3555, Class EA
4.000%, 12/15/2014	1,669	1,731
Federal National Mortgage Association
3.334%, 07/05/2014 ๏	4,000	3,428
Series 1992-150, Class MA
5.500%, 09/25/2022	75	80
Series 2004-90, Class GA
4.350%, 03/25/2034	2,406	2,496
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities (Cost $17,415)		17,858

	SHARES
Short-Term Investments - 4.3%
Money Market Fund - 4.2%
First American Prime Obligations Fund, Class Z
0.186% ± Ω	19,189,630	19,190

	PAR
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills □
0.435%, 10/22/2009	$80	80
0.122%, 02/11/2010	600	599
		679

Total Short-Term Investments (Cost $19,869)		19,869

	SHARES
Investments Purchased with Proceeds from Securities Lending - 13.3%
Mount Vernon Securities Lending Prime Portfolio
0.291% Ω † (Cost $61,316)	61,315,642	61,316

Total Investments ▲ - 114.1% (Cost $520,558)		524,533

Other Assets and Liabilities, Net - (14.1)%		(64,731)

Total Net Assets - 100.0%		$459,802

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at September 30, 2009. Total loaned securities had a fair value of $60,007 at September 30, 2009.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of September 30, 2009, the fair value of these investments was $41,261 or 9.0% of total net assets.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2009.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2009, the fair value of these investments was $4,084 or 0.9% of total net assets. Additional information regarding such illiquid securities is presented in the following table:

		Dates
Security	Par	Acquired	Cost Basis

Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	$1,242	2/07	$1,207
Equivantage Home Equity Loan Trust, Series 1996-1, Class A	22	2/99	22
Equivantage Home Equity Loan Trust, Series 1996-4, Class A	181	1/00	177
GSR Mortgage Loan Trust, Series 2005-AR1, Class B1	1,981	5/06	1,920
IMC Home Equity Loan Trust, Series 1998-3, Class A7	1,356	10/02	1,423
Washington Mutual Master Note Trust, Series 2007-C1, Class C1	1,855	8/07	1,788

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

๏	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of September 30, 2009.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of September 30, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $459,242. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$12,755
Gross unrealized depreciation	(8,780)

Net unrealized appreciation	$3,975

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	December 2009	18	$1,579	$21
Euro Fx Currency Futures	December 2009	6	1,098	5
U.S. Treasury 2 Year Note Futures	December 2009	519	112,607	532
U.S. Treasury 5 Year Note Futures	December 2009	(371)	(43,067)	(354)
U.S. Treasury 10 Year Note Futures	December 2009	(35)	(4,141)	(48)
U.S. Treasury Long Bond Futures	December 2009	(28)	(3,399)	(83)

				$73

Credit Default Swap Agreements
Credit Default Swaps on Credit Indices
Sell Protection1

					Unrealized
		Receive	Expiration	Notional	Appreciation
Counterparty	Reference Index	Fixed Rate	Date	Amount[2]	(Depreciation)

Deutsche Bank	Markit CDX HVOL11 Index	3.850%	12/20/2013	$1,700	$84
JPMorgan	Markit CDX IG7 Index	0.250%	12/20/2009	24,300	(56)
JPMorgan	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	600	35
UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	1,700	66

					$129

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

	Floating Rate	Pay/Receive				Unrealized
Counterparty	Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Depreciation

UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	$11,000	$(10)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	4,000	(71)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	2,000	(109)
UBS	3-Month LIBOR	Receive	3.460%	09/15/2019	2,000	(3)

						$(193)

Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the 3 broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Corporate Bonds	$—	$166,985	$—	$166,985
Asset-Backed Securities	—	140,743	3,340	144,083
U.S. Government & Agency Securities	—	47,369	—	47,369
U.S. Government Agency Mortgage-Backed Securities	—	42,189	—	42,189
Collateralized Mortgage Obligation - Private Mortgage-Backed Securities	—	22,844	2,020	24,864
Collateralized Mortgage Obligation- U.S. Government Agency Mortgage-Backed Securities	—	17,858	—	17,858
Short-Term Investments	80,506	679		81,185

Total Investments	$80,506	$438,667	$5,360	$524,533

Other Financial Instruments*	$73	$(64)	$—	$9

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$9,564
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation or depreciation	156
Net purchases (sales)	(2,360)
Transfers in and/or (out) of Level 3	(2,000)

Balance as of September 30, 2009	$5,360

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2009	$(239)

As of September 30, 2009, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Interest Rate Contracts	$532
Credit Contracts	185
Foreign Exchange Contracts	26

Balance as of September 30, 2009	$743

Liability Derivatives
Interest Rate Contracts	$678
Credit Contracts	56

Balance as of September 30, 2009	$734

Schedule of Investments September 30, 2009 (unaudited), all dollars rounded to thousands (000)
Total Return Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Corporate Bonds - 63.1%
Banking - 11.6%
Bank of America
5.750%, 12/01/2017	$1,460	$1,457
5.650%, 05/01/2018	2,495	2,464
8.000%, 12/29/2049 Δ	5,885	5,232
BB&T
6.850%, 04/30/2019	2,125	2,377
Citigroup
6.125%, 11/21/2017	2,360	2,343
8.500%, 05/22/2019	2,130	2,404
6.125%, 08/25/2036	6,245	5,360
6.875%, 03/05/2038	2,550	2,558
Citigroup Capital XXI
8.300%, 12/21/2057 Δ	5,835	5,186
Credit Suisse New York
5.300%, 08/13/2019	2,100	2,153
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	2,010	2,073
HSBC Holdings
6.800%, 06/01/2038	3,020	3,389
JPMorgan Chase
Series 1
7.900%, 04/29/2049 Δ	5,905	5,670
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	8,390	7,792
Key Bank
7.413%, 05/06/2015	1,485	1,488
Keycorp
6.500%, 05/14/2013	450	461
Lloyds TSB Group
6.267%, 11/29/2049 Ø ■ Δ	3,260	1,858
National City Preferred Capital Trust I
12.000%, 12/29/2049 Δ	885	999
Sovereign Bank
8.750%, 05/30/2018	2,350	2,709
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	4,265	3,207
Wells Fargo
Series I
3.750%, 10/01/2014	3,000	2,985
Series K
7.980%, 03/29/2049 Δ	6,585	5,992
Wells Fargo Bank
5.950%, 08/26/2036	710	721
Wells Fargo Capital X
5.950%, 12/15/2036	1,230	1,067
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	7,325	6,446

		78,391

Basic Industry - 5.6%
Arcelormittal
5.375%, 06/01/2013	3,145	3,215
6.125%, 06/01/2018	3,155	3,108
Braskem Finance
7.250%, 06/05/2018 ▼ Ø ■	1,470	1,470
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010 ▼	1,500	1,571
FMG Finance
10.000%, 09/01/2013 Ø ■	1,130	1,198
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	1,595	1,697
Georgia-Pacific
7.125%, 01/15/2017 ■	1,055	1,031

DESCRIPTION	PAR	FAIR VALUE Ñ

Griffin Coal Mining
9.500%, 12/01/2016 ▼ Ø ■	$1,100	$770
International Paper
7.500%, 08/15/2021	1,580	1,674
International Paper
8.700%, 06/15/2038	1,545	1,713
Newmont Mining
6.250%, 10/01/2039	6,790	6,744
Noble Group Limited
6.625%, 03/17/2015 ■	1,385	1,413
Nova Chemicals
6.500%, 01/15/2012 Ø	1,175	1,148
Rio Tinto Finance U.S.A.
6.500%, 07/15/2018	2,325	2,500
Southern Copper
7.500%, 07/27/2035	1,265	1,260
Teck Cominco Limited
6.125%, 10/01/2035 Ø	1,575	1,339
U.S. Steel
7.000%, 02/01/2018	2,250	2,161
USG
9.500%, 01/15/2018	1,150	1,110
Vale Overseas
6.250%, 01/11/2016	1,020	1,125
Vedanta Resources
9.500%, 07/18/2018 Ø ■	1,400	1,379

		37,626

Brokerage - 5.6%
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	8,975	6,462
Goldman Sachs Group
6.150%, 04/01/2018	3,140	3,303
6.750%, 10/01/2037	6,085	6,280
Merrill Lynch
5.450%, 02/05/2013	2,490	2,582
6.050%, 05/16/2016	6,235	6,248
Morgan Stanley
5.375%, 10/15/2015	3,895	4,021
7.300%, 05/13/2019	3,820	4,203
Series MTN
6.625%, 04/01/2018	4,625	4,890

		37,989

Capital Goods - 1.4%
Boeing
6.875%, 03/15/2039 ▼	1,665	2,054
Case New Holland
7.750%, 09/01/2013 ■	1,260	1,254
Caterpillar Financial
Series MTN
7.150%, 02/15/2019 ▼	2,550	2,957
Martin Marietta Material
6.600%, 04/15/2018	850	882
Meccanica Holdings USA
6.250%, 07/15/2019 ■	675	728
Siemens Financiering
6.125%, 08/17/2026 ■	1,350	1,497

		9,372

Communications - 4.1%
AT&T
6.550%, 02/15/2039	1,510	1,646
British Sky Broadcasting
6.100%, 02/15/2018 ■	1,975	2,127
British Telecom
5.950%, 01/15/2018	2,050	2,077
Comcast
6.300%, 11/15/2017	735	805
6.400%, 05/15/2038 ▼	1,630	1,719
DirecTV Holdings
5.875%, 10/01/2019 ■	2,595	2,579
Embarq
7.082%, 06/01/2016	1,545	1,679
News America
6.650%, 11/15/2037	1,600	1,667

DESCRIPTION	PAR	FAIR VALUE Ñ

Rogers Communications
6.800%, 08/15/2018	$1,135	$1,274
Telecom Italia Capital
7.175%, 06/18/2019	2,250	2,511
Telefonica Emisiones
7.045%, 06/20/2036	1,065	1,260
Time Warner Cable
7.300%, 07/01/2038	1,180	1,362
6.750%, 06/15/2039	1,515	1,638
Verizon Communications
6.900%, 04/15/2038 ▼	2,620	2,984
Vimpelcom
8.375%, 04/30/2013 Ø ■	1,460	1,518
8.250%, 05/23/2016 ▼ Ø ■	550	553

		27,399

Consumer Cyclical - 2.0%
Ford Motor Credit
7.500%, 08/01/2012	800	768
Galaxy Entertainment
9.875%, 12/15/2012 Ø ■	575	558
Giti Tire
12.250%, 01/26/2012 Ø	500	444
Home Depot
5.875%, 12/16/2036	1,540	1,494
Shimao Property Holdings
8.000%, 12/01/2016 Ø ■	620	540
Target
7.000%, 01/15/2038	3,875	4,535
Viacom
6.875%, 04/30/2036	1,975	2,086
Wendy’s/Arby’s Restaurants
10.000%, 07/15/2016 ■	950	1,009
Whirlpool
Series MTN
5.500%, 03/01/2013	2,360	2,393

		13,827

Consumer Non-Cyclical - 3.8%
Altria Group
9.950%, 11/10/2038	3,960	5,384
Anheuser-Busch InBev
8.200%, 01/15/2039 ▼ ■	2,135	2,815
Apria Healthcare Group I
11.250%, 11/01/2014 ■	950	1,021
ConAgra Foods
7.000%, 04/15/2019	1,040	1,226
CVS Caremark
6.302%, 06/01/2037 Δ	2,660	2,274
Fisher Scientific International
6.750%, 08/15/2014	785	813
HCA
7.875%, 02/15/2020 ■	1,010	1,014
Kraft Foods
6.500%, 08/11/2017	1,235	1,336
Lorillard Tobacco
8.125%, 06/23/2019	1,590	1,804
Pfizer
7.200%, 03/15/2039	645	812
Roche Holdings
6.000%, 03/01/2019 ■	2,190	2,438
Smithfield Foods
7.000%, 08/01/2011 ▼	1,870	1,795
UnitedHealth Group
6.875%, 02/15/2038	1,395	1,540
Watson Pharmaceuticals I
6.125%, 08/15/2019	1,260	1,325

		25,597

Electric - 2.7%
Dynegy Holdings
7.750%, 06/01/2019	875	746
ISA Capital Brasil
8.800%, 01/30/2017 ■	1,150	1,236
Majapahit Holding
7.750%, 10/17/2016 Ø ■	1,850	1,943
MidAmerican Energy Holdings
6.125%, 04/01/2036	2,630	2,839

DESCRIPTION	PAR	FAIR VALUE Ñ

NRG Energy
7.375%, 02/01/2016	$650	$629
Ohio Power
Series K
6.000%, 06/01/2016	1,685	1,813
Oncor Electric Delivery
7.000%, 05/01/2032	925	1,110
Pacific Gas & Electric
6.050%, 03/01/2034	1,590	1,769
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ■	2,455	2,468
Transalta
6.650%, 05/15/2018	2,305	2,326
Virginia Electric Power
5.950%, 09/15/2017	1,550	1,718

		18,597

Energy - 6.6%
Amerada Hess
7.125%, 03/15/2033	1,950	2,146
Anadarko Petroleum
8.700%, 03/15/2019	2,915	3,485
Canadian National Resources
5.900%, 02/01/2018	1,370	1,461
Canadian Oil Sands
7.750%, 05/15/2019 ■	2,170	2,511
Cenovus Energy
6.750%, 11/15/2039 ▼ ■	2,230	2,403
Chesapeake Energy
9.500%, 02/15/2015	705	742
ConocoPhillips
6.500%, 02/01/2039 ▼	3,915	4,513
Halliburton
7.450%, 09/15/2039	1,715	2,173
Lukoil International Finance
6.356%, 06/07/2017 ■	670	646
6.656%, 06/07/2022 ■	2,585	2,404
Marathon Oil
5.900%, 03/15/2018	1,175	1,228
Mariner Energy
7.500%, 04/15/2013	1,330	1,283
Nexen
6.400%, 05/15/2037	2,240	2,181
Petro-Canada
6.800%, 05/15/2038	1,570	1,676
Pioneer Natural Resource
6.650%, 03/15/2017	1,445	1,375
Pride International
8.500%, 06/15/2019 ▼	725	798
Smith International
9.750%, 03/15/2019	2,955	3,646
Suncor Energy
6.100%, 06/01/2018	1,700	1,777
Talisman Energy
7.750%, 06/01/2019	2,110	2,481
Tengizchevroil Finance
6.124%, 11/15/2014 ■	931	917
Tesoro
6.625%, 11/01/2015	675	624
Weatherford International
7.000%, 03/15/2038	1,260	1,358
Whiting Petroleum
7.000%, 02/01/2014	1,115	1,101
XTO Energy
6.375%, 06/15/2038	1,640	1,745

		44,674

Finance - 5.7%
American Express
8.125%, 05/20/2019	1,860	2,200
American Express Credit
Series C
7.300%, 08/20/2013	2,470	2,739
Capital One Bank
8.800%, 07/15/2019	2,810	3,248

DESCRIPTION	PAR	FAIR VALUE Ñ

Capital One Capital V
10.250%, 08/15/2039	$1,580	$1,746
Capital One Financial
7.375%, 05/23/2014	345	385
6.150%, 09/01/2016	2,265	2,224
Countrywide Financial
6.250%, 05/15/2016	2,885	2,890
Credit Agricole
6.637%, 05/29/2049 ■ Δ	2,190	1,555
General Electric Capital
Series GMTN
6.000%, 08/07/2019	1,000	1,014
Series MTN
6.875%, 01/10/2039	4,705	4,928
ILFC E-Capital Trust I
5.900%, 12/21/2065 ■ Δ	2,815	1,422
International Lease Finance
6.375%, 03/25/2013	2,615	2,097
Janus Capital Group
6.700%, 06/15/2017	1,700	1,618
Petroplus Finance
9.375%, 09/15/2019 ▼ Ø ■	1,215	1,197
Rockies Express Pipeline
7.500%, 07/15/2038 ■	1,760	2,078
RSHB Capital
7.750%, 05/29/2018 ■	2,120	2,180
SLM
Series MTN
5.400%, 10/25/2011	1,935	1,785
Transcapitalinvest
5.670%, 03/05/2014 ■	3,490	3,396

		38,702

Insurance - 5.6%
Ace Ina Holdings
5.900%, 06/15/2019 ▼	2,360	2,570
Allied World Assurance
7.500%, 08/01/2016	3,070	3,208
American International Group
8.175%, 05/15/2058 Δ	5,405	3,243
Chubb
5.750%, 05/15/2018	3,440	3,773
Genworth Financial
Series MTN
6.515%, 05/22/2018	2,640	2,261
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,535	3,352
Liberty Mutual Group
7.000%, 03/15/2037 ■ Δ	1,705	1,247
MetLife
6.750%, 06/01/2016 ▼	1,600	1,786
7.717%, 02/15/2019	1,135	1,336
MetLife Capital Trust IV
7.875%, 12/15/2037 ■	2,220	2,087
Pacific Life Insurance
9.250%, 06/15/2039 ■	2,700	3,096
Prudential Financial
5.500%, 03/15/2016	1,650	1,638
7.375%, 06/15/2019	2,100	2,344
5.900%, 03/17/2036	1,555	1,390
ZFS Finance USA Trust V
6.500%, 05/09/2037 ■ Δ	5,495	4,451

		37,782

Natural Gas - 0.7%
Enterprise Products
8.375%, 08/01/2066 Δ	860	804
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	1,920	2,062
NGPL Pipeco
7.119%, 12/15/2017 ■	1,585	1,774
Southern Union
7.200%, 11/01/2066 Δ	545	429

		5,069

DESCRIPTION	PAR	FAIR VALUE Ñ

Other Utility - 0.3%
American Water Capital
6.085%, 10/15/2017	$1,730	$1,822

Real Estate - 1.9%
Agile Property Holdings - REIT
9.000%, 09/22/2013 ▼ Ø ■	1,715	1,681
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	5,200	5,003
iStar Financial - REIT
8.625%, 06/01/2013	1,950	1,228
Lippo Karawaci Finance
8.875%, 03/09/2011 Ø	1,000	977
Prologis 2006 - REIT
5.750%, 04/01/2016	3,395	3,037
Simon Property Group - REIT
10.350%, 04/01/2019 ▼	760	946

		12,872

Sovereign - 1.4%
Bundesrepublic Deutschland
Series 09
3.500%, 07/04/2019 *	EUR 4,600	6,886
Federal Republic of Brazil
5.625%, 01/07/2041	$2,520	2,457

		9,343

Technology - 1.1%
Chartered Semiconductor
6.375%, 08/03/2015 Ø	380	379
Computer Sciences
6.500%, 03/15/2018	2,485	2,737
LG Electronics
5.000%, 06/17/2010 ■ ¥	785	792
National Semiconductor
6.600%, 06/15/2017	3,245	3,207

		7,115

Transportation - 3.0%
American Airlines
Series 2001-1
6.817%, 05/23/2012	845	777
Series 2001-2
8.608%, 04/01/2011	1,350	1,215
Canadian Pacific Railroad
6.500%, 05/15/2018	4,880	5,312
Continental Airlines
Series 1997-1
7.461%, 10/01/2016	416	388
Series 2007-1, Class C
7.339%, 04/19/2014	2,095	1,676
CSX
7.375%, 02/01/2019	3,045	3,583
Delta Airlines
Series 2001-1, Class B
7.711%, 09/18/2011 ▼	1,096	1,014
Series 2002-1, Class G-1
6.718%, 07/02/2024	1,084	964
Erac USA Finance
6.375%, 10/15/2017 ■	1,915	1,923
Union Pacific
6.125%, 02/15/2020	3,175	3,550

		20,402

Total Corporate Bonds (Cost $408,504)		426,579

Asset-Backed Securities - 14.8%
Credit Cards - 1.7%
American Express Issuance Trust
Series 2005-1, Class C
0.573%, 08/15/2011 Δ	2,250	2,199
Discover Card Master Trust I
Series 2003-4, Class B2
0.673%, 05/15/2013 Δ	380	373
Series 2005-4, Class B1
0.493%, 06/18/2013 Δ	790	772

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 2007-A1, Class A1
5.650%, 03/16/2020	$3,655	$3,945
Series 2007-C1, Class C1
0.563%, 01/15/2013 Δ	2,370	2,317
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.643%, 05/15/2014 ■ ¥ Δ	2,150	2,115

		11,721

Home Equity - 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
8.272%, 07/20/2031 ■ ¥	141	124

Manufactured Housing - 0.4%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027 Δ	190	193
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	2,140	2,178
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	356	352

		2,723

Other - 12.7%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.739%, 05/10/2045 Δ	785	755
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 Δ	4,765	4,684
Series 2007-T28, Class D
5.991%, 09/11/2042 ■ ¥ Δ	1,780	542
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 Δ	1,595	792
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,360	1,354
Series 2007-CD5, Class A4
5.886%, 11/15/2044	650	606
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
5.648%, 03/03/2041 ■ ¥	2,184	1,586
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	1,805	1,768
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	3,920	3,920
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	7,405	7,474
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	651	654
Series 2005-GG5, Class A2
5.117%, 04/10/2037	3,805	3,796
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ	3,255	1,712
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038	4,450	4,481
Series 2006-GG8, Class A4
5.560%, 11/10/2039	3,135	2,755
Series 2006-RR2, Class A1
5.681%, 06/23/2046 ■ ¥	1,509	453
Series 2007-GG10, Class A4
5.805%, 08/10/2045 Δ	13,665	11,293
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 ¥ Δ	1,490	800
Series 2007-CB20, Class AJ
6.098%, 02/12/2051 Δ	2,085	1,123
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 03/15/2036	4,000	3,738

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 2005-C7, Class A2
5.103%, 11/15/2030	$2,500	$2,514
Series 2007-C7, Class AM
6.166%, 09/15/2045 Δ	3,160	2,284
Series 2008-C1, Class AJ
6.149%, 04/15/2041 Δ	1,585	868
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.126%, 07/12/2038 ¥ Δ	1,730	862
Series 2005-LC1, Class AM
5.265%, 01/12/2044 Δ	3,500	2,993
Series 2008-C1, Class A4
5.690%, 02/12/2051	8,395	6,511
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	4,400	3,075
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	5,112	5,038
Series 2005-HQ6, Class B
5.152%, 08/13/2042 ¥ Δ	745	407
Series 2005-HQ6, Class C
5.172%, 08/13/2042 ¥ Δ	705	370
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	4,025	3,603
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
5.902%, 02/15/2051 Δ	2,745	1,329
Series 2007-C34, Class AJ
5.953%, 05/15/2046 Δ	2,905	1,546

		85,686

Total Asset-Backed Securities (Cost $114,658)		100,254

U.S. Government Agency Mortgage-Backed Securities - 13.0%
Adjustable Rate Δ - 0.8%
Federal Home Loan Mortgage Corporation Pool
4.693%, 10/01/2029, #1L0117	705	730
3.889%, 07/01/2030, #847240	780	793
3.854%, 05/01/2033, #847411	552	559
5.769%, 07/01/2036, #1K1238	2,351	2,458
Federal National Mortgage Association Pool
3.607%, 09/01/2033, #725553	326	327
3.721%, 01/01/2035, #745548	784	797

		5,664

Fixed Rate - 12.2%
Federal Home Loan Mortgage Corporation Pool
6.500%, 07/01/2031, #A17212	1,756	1,890
7.000%, 08/01/2037, #H09059	3,224	3,471
Federal National Mortgage Association Pool
5.500%, 02/01/2025, #255628	1,913	2,027
5.500%, 10/01/2025, #255956	7,040	7,456
6.000%, 04/01/2032, #745101	572	601
5.500%, 06/01/2033, #843435	797	838
5.000%, 03/01/2034, #725205	941	977
5.000%, 03/01/2034, #725250	845	878
6.000%, 03/01/2034, #745324	1,273	1,357
5.500%, 09/01/2034, #725773	1,383	1,454
6.500%, 04/01/2036, #831377	1,032	1,105
6.500%, 04/01/2036, #852909	630	675
6.500%, 08/01/2036, #893318	1,419	1,525
6.500%, 09/01/2036, #897129	2,883	3,088
5.500%, 04/01/2037, #918883	1,550	1,624
6.000%, 06/01/2037, #944340	1,898	2,007
6.000%, 09/01/2037, #256890	2,372	2,500
5.000%, 05/01/2038, #963258	6,651	6,880
6.000%, 08/01/2038, #257307	2,099	2,217
5.500%, 11/01/2038, #AA0005	6,015	6,301
5.500%, 12/01/2038, #AA0889	6,995	7,328
5.500%, 10/01/2039 *	19,560	20,459
6.000%, 10/01/2039 *	5,420	5,718

		82,376

Total U.S. Government Agency Mortgage-Backed Securities (Cost $85,892)		88,040

DESCRIPTION	PAR	FAIR VALUE Ñ

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 5.3%
Adjustable Rate Δ - 1.8%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.858%, 09/25/2035	$958	$746
Countrywide Alternative Loan Trust
Series 2006-OA17, Class 1A1A
0.441%, 12/20/2046	2,246	1,101
Countrywide Home Loans
Series 2004-2, Class 2A1
5.283%, 02/25/2034	1,185	1,130
Series 2006-HYB5, Class 3A1A
5.938%, 09/20/2036	6,237	3,502
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.823%, 01/25/2035 ¥	2,026	239
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.172%, 03/25/2035	676	485
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.526%, 04/25/2047	2,426	1,323
JPMorgan Mortgage Trust
Series 2006-A7, Class 3A4
5.946%, 01/25/2037	2,148	612
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
3.586%, 10/20/2035	895	625
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR10, Class 2A5
3.459%, 06/25/2035	71	70
Series 2006-AR1, Class 2A2
5.545%, 03/25/2036	2,645	2,201

		12,034

Fixed Rate - 3.5%
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.457%, 04/25/2037	2,250	1,280
Chaseflex Trust
Series 2005-2, Class 4A1
5.000%, 05/25/2020	3,333	2,994
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 11/25/2034	258	245
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	925	887
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	1,176	1,116
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,685	1,367
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.892%, 03/25/2043 ¥	2,752	2,105
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.730%, 05/25/2035 ¥	2,217	1,171
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030 ¥	2,569	2,251
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.544%, 07/25/2047	5,259	4,260
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035	2,088	1,748
Washington Mutual Mortgage Pass-Through Certificates
Series 2004-RA3, Class 2A
6.354%, 08/25/2038	1,566	1,517
Series 2007-2, Class 3A1
5.500%, 04/25/2022	3,677	3,153
		24,094

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (Cost $49,214)		36,128

DESCRIPTION	PAR	FAIR VALUE Ñ

	SHARES
Preferred Stocks - 0.7%
Banking - 0.3%
Bank of America
Series MER	98,700	$2,336

Insurance - 0.3%
Aspen Insurance Holdings
Series A	84,500	1,715

Sovereign - 0.1%
Fannie Mae
Series S	217,000	350

Total Preferred Stocks (Cost $9,717)		4,401

Convertible Securities - 0.6%
Basic Industry - 0.1%
Freeport-McMoran Copper & Gold	7,000	721

	PAR
Communications - 0.2%
Central European Media Entertainment
3.500%, 03/15/2013 Ø ■	$1,475	1,237

Energy - 0.3%
Headwaters
2.875%, 06/01/2016	1,925	1,894

Total Convertible Securities (Cost $3,159)		3,852

U.S. Government & Agency Securities - 0.4%
U.S. Treasuries - 0.4%
U.S. Treasury Note
1.000%, 08/31/2011 ▼	2,255	2,259
2.250%, 05/31/2014 ▼	615	617

Total U.S. Government & Agency Securities (Cost $2,861)		2,876

Municipal Bond - 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950% 09/01/2016 (Cost $1,530)	1,530	1,472

	SHARES
Short-Term Investments - 5.0%
Money Market Fund - 4.3%
First American Prime Obligations Fund, Class Z
0.186% ± Ω	29,167,431	29,167

	PAR
U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills
0.273%, 10/08/2009 □	$1,820	1,820
0.122%, 02/11/2010 □	2,730	2,729
		4,549

Total Short-Term Investments (Cost $33,714)		33,716

	SHARES
Investment Purchased with Proceeds from Securities Lending - 4.9%
Mount Vernon Securities Lending Prime Portfolio

0.291% † Ω (Cost $33,006)	33,005,635	33,006

Total Investments ▲ - 108.0% (Cost $742,255)		730,324

Other Assets and Liabilities, Net - (8.0)%		(54,335)

Total Net Assets - 100.0%		$675,989

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2009.

▼	This security or a portion of this security is out on loan at September 30, 2009. Total loaned securities had a fair value of $32,156 at September 30, 2009.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the private placement or other “qualified institutional buyers.” As of September 30, 2009, the fair value of these investments was $86,100 or 12.7% of total net assets.

Ø	Represents a foreign high yield (non-investment grade) U.S. dollar denominated security. On September 30, 2009, the fair value of these investments was $20,189, which represents 3.0% of total net assets.

*	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted.

¥	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2009, the fair value of these investments was $13,817 or 2.0% of total net assets. Additional information regarding such illiquid securities is presented in the following table:

Security	Par	Dates Acquired	Cost Basis

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	$1,780	10/07	$1,683
Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	2,184	2/07	2,123
GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	141	5/01	141
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	2,752	12/06	2,850
GSR Mortgage Loan Trust, Series 2005-4F, Class B1	2,217	5/06	2,105
Series 2005-AR1, Class B1	2,026	5/06	1,964
GS Mortgage Securities II, Series 2006-RR2, Class A1	1,509	7/06	1,481
Impac Secured Assets, Series 2000-3, Class M1	2,569	3/08	2,190
JPMorgan Chase Commercial Mortgage Securities, Series 2005-LDP5, Class B	1,490	10/07	1,441
LG Electronics	785	6/05	781
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C	1,730	10/07	1,651
Morgan Stanley Capital I, Series 2005-HQ6, Class B	745	10/07	711
Series 2005-HQ6, Class C	705	10/07	671
Washington Mutual Master Note Trust, Series 2007-C1, Class C1	2,150	8/07	2,072

*	Security purchased on a when-issued basis. On September 30, 2009, the total cost of investments purchased on a when-issued basis was $34,374 or 5.1% of total net assets.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of September 30, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $742,255. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$37,085
Gross unrealized depreciation	(49,016)

Net unrealized appreciation	$(11,931)

REIT — Real Estate Investment Trust

Schedule of Open Written Options
Call Options

	Exercise	Premium		Number of
Option	Price	Received	Expiration Date	Contracts	Value

U.S. Treasury 10 Year Note Futures — December 2009	$120.00	$238	11/21/2009	342	$214
U.S. Treasury 10 Year Note Futures — December 2009	119.00	153	11/21/2009	207	210
U.S. Treasury 10 Year Note Futures — December 2009	121.00	37	11/21/2009	69	25
U.S. Treasury 10 Year Note Futures — December 2009	118.50	212	11/21/2009	237	300

		$640			$749

Put Options

	Exercise	Premium		Number of
Option	Price	Received	Expiration Date	Contracts	Value

U.S. Treasury 10 Year Note Futures — December 2009	$114.00	$137	11/21/2009	276	$73
U.S. Treasury 10 Year Note Futures — December 2009	115.00	77	11/21/2009	138	54
U.S. Treasury 10 Year Note Futures — December 2009	113.00	29	11/21/2009	69	12

		$243			$139

Schedule of Open Futures Contracts

				Unrealized
		Number of Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	December 2009	113	$9,915	$180
British Pound Currency Futures	December 2009	(66)	(6,601)	128
Euro Fx Currency Futures	December 2009	35	6,407	22
Eurodollar 90 Day Futures	December 2010	(333)	(81,789)	(585)
Eurodollar 90 Day Futures	September 2010	(209)	(51,537)	(71)
Eurodollar 90 Day Futures	June 2010	(69)	(17,083)	(7)
Eurodollar 90 Day Futures	March 2011	(204)	(49,929)	8
Eurodollar 90 Day Futures	June 2011	(137)	(33,421)	(60)
U.S. Treasury 5 Year Note Futures	December 2009	(122)	(14,163)	(73)
U.S. Treasury 10 Year Note Futures	December 2009	(208)	(24,612)	(148)
U.S. Treasury Long Bond Futures	December 2009	(201)	(24,396)	(532)

				$(1,138)

Credit Default Swap Agreements
Credit Default Swaps on Credit Indices
Sell Protection1

		Receive	Expiration	Notional	Unrealized
Counterparty	Reference Index	Fixed Rate	Date	Amount[2]	Appreciation

Deutsche Bank	Markit CDX HVOL11 Index	3.850%	12/20/2013	$7,000	$315
JPMorgan	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	9,600	571
JPMorgan	Markit CDX HVOL11 Index	3.850%	12/20/2013	7,600	326
UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	13,200	704

					$1,916

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Interest Rate Swap Agreements

						Unrealized
	Floating Rate	Pay/Receive				Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Receive	3.476%	09/15/2019	$4,000	$(7)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	17,000	(30)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	7,000	(129)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	5,000	(266)
UBS	3-Month LIBOR	Receive	2.610%	01/12/2019	19,000	1,210

						$778

Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the 3 broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Corporate Bonds	$—	$422,998	$3,581	$426,579
Asset-Backed Securities	—	94,295	5,959	100,254
U.S. Government Agency Mortgage-Backed Securities	—	88,040	—	88,040
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities		36,128		36,128
Preferred Stocks	4,401	—	—	4,401
Convertible Securities	721	3,131	—	3,852
Municipal Bond	—	1,472	—	1,472
U.S. Government & Agency Securities	—	2,876	—	2,876
Short-Term Investments	62,173	4,549	—	66,722

Total Investments	$67,295	$653,489	$9,540	$730,324

Other Financial Instruments*	$(1,143)	$2,694	$—	$1,551

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$7,668
Accrued discounts/premiums	25
Realized gain (loss)	—
Net change in unrealized appreciation or depreciation	560
Net purchases (sales)	1,287
Transfers in and/or (out) of Level 3	—

Balance as of September 30, 2009	$9,540

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of September 30, 2009	$560

As of September 30, 2009, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value
Asset Derivatives
Interest Rate Contracts	$2,106
Credit Contracts	1,916
Foreign Exchange Contracts	330

Balance as of September 30, 2009	$4,352

Liability Derivatives
Interest Rate Contracts	$1,908

Balance as of September 30, 2009	$1,908

Schedule of Investments September 30, 2009 (unaudited), all dollars are rounded to thousands (000)
U.S. Government Mortgage Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

U.S. Government Agency Mortgage-Backed Securities - 83.9%
Adjustable Rate Δ - 6.2%
Federal Home Loan Mortgage Corporation Pool
5.550%, 05/01/2037, # 1H1396	$2,181	$2,296
Federal National Mortgage Association Pool
3.540%, 07/01/2036, #886034 *	845	866
5.446%, 03/01/2037, #914224	2,032	2,140
5.429%, 04/01/2037, #913187	1,596	1,671

		6,973

Fixed Rate - 77.7%
Federal Home Loan Mortgage Corporation Pool
7.000%, 07/01/2011, #E20252	6	6
7.500%, 09/01/2012, #G10735	43	45
6.000%, 10/01/2013, #E72802	97	103
5.500%, 01/01/2014, #E00617	364	382
7.000%, 09/01/2014, #E00746	65	70
6.000%, 09/01/2022, #C90580	551	590
6.500%, 01/01/2028, #G00876	237	256
6.500%, 11/01/2028, #C00676	522	563
7.500%, 01/01/2030, #C35768	35	40
6.500%, 03/01/2031, #G01244	426	460
5.000%, 09/01/2033, #C01622	1,524	1,582
6.000%, 08/01/2036, #A51416	708	749
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	4	4
7.000%, 11/01/2011, #349630	1	1
7.000%, 11/01/2011, #351122	5	5
6.000%, 04/01/2013, #425550	61	65
6.500%, 08/01/2013, #251901	47	50
6.000%, 11/01/2013, #556195	77	83
7.000%, 10/01/2014, #252799	44	47
5.500%, 04/01/2016, #580516	367	393
6.500%, 07/01/2017, #254373	498	538
7.000%, 07/01/2017, #254414	509	551
5.500%, 12/01/2017, #673010	358	384
5.500%, 04/01/2018, #695765	456	488
4.500%, 05/01/2018, #254720	1,751	1,850
5.500%, 09/01/2019, #725793	2,112	2,261
6.000%, 12/01/2021, #254138	316	339
6.000%, 01/01/2022, #254179	409	440
6.500%, 06/01/2022, #254344	406	441
6.000%, 10/01/2022, #254513	456	490
5.500%, 10/01/2025, #255956	2,457	2,602
7.000%, 12/01/2027, #313941	288	318
7.000%, 09/01/2031, #596680	703	769
6.500%, 12/01/2031, #254169	612	655
6.000%, 04/01/2032, #745101	1,878	1,973
6.500%, 06/01/2032, #596712	1,582	1,693
6.500%, 07/01/2032, #545759	846	913
7.000%, 07/01/2032, #545815	180	199
6.000%, 08/01/2032, #656269	447	470
5.500%, 03/01/2033, #689109	1,701	1,789
5.500%, 04/01/2033, #703392	2,147	2,259
5.500%, 05/01/2033, #704523	1,353	1,423
5.500%, 06/01/2033, #843435	1,486	1,564
5.500%, 07/01/2033, #726520	2,130	2,241
5.500%, 07/01/2033, #728667	1,153	1,213
4.500%, 08/01/2033, #555680	1,632	1,664
5.000%, 08/01/2033, #736158	2,134	2,216
5.000%, 09/01/2033, #734566	2,217	2,301
5.000%, 10/01/2033, #747533	2,177	2,260
5.500%, 11/01/2033, #555967	2,093	2,202
6.000%, 01/01/2034, #763687	1,951	2,073
6.000%, 03/01/2034, #745324	1,890	2,014
5.000%, 05/01/2034, #780889	2,847	2,953
6.500%, 06/01/2034, #735273	1,248	1,347

DESCRIPTION	PAR	FAIR VALUE Ñ

4.500%, 09/01/2034, #725866	$996	$1,015
5.500%, 12/01/2034, #995801	870	916
5.000%, 07/01/2035, #826305	2,407	2,495
5.000%, 09/01/2035, #889974	3,846	3,993
5.000%, 03/01/2036, #745336	2,122	2,200
6.000%, 04/01/2037, #923821	690	730
6.000%, 06/01/2037, #944340	336	356
7.000%, 06/01/2037, #928519	3,943	4,307
5.500%, 02/01/2038, #933514	3,034	3,178
5.000%, 03/01/2038, #973241	1,919	1,985
6.000%, 08/01/2038, #257307	363	383
6.500%, 10/14/2038 *	7,180	7,674
5.500%, 12/01/2038, #AA0889	2,064	2,163
5.500%, 01/01/2039, #995258	881	923
6.000%, 10/15/2039 *	540	570
Government National Mortgage Association Pool
8.000%, 10/15/2010, #414750	4	4
7.500%, 12/15/2022, #347332	57	63
7.000%, 09/15/2027, #455304	16	18
6.500%, 07/15/2028, #780825	435	471
6.500%, 08/20/2031, #003120	164	177
7.500%, 12/15/2031, #570134	149	167
6.000%, 09/15/2034, #633605 ▼	1,537	1,634

		87,809

Total U.S. Government Agency Mortgage-Backed Securities (Cost $91,130)		94,782

Collateralized Mortgage Obligation-Private Mortgage-Backed Securities - 8.9%
Adjustable Rate Δ - 1.0%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR1, Class 2A2
5.544%, 03/25/2036	1,394	1,160

Fixed Rate - 7.9%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037	839	340
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.457%, 04/25/2037	814	463
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	979	894
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.892%, 03/25/2043 ¥	912	697
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.730%, 05/25/2035 ¥	1,330	703
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030 ¥	442	387
Lehman Mortgage Trust
Series 2008-6, Class 1A1
6.544%, 07/25/2047	683	554
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	564	470
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018 ¥	729	547
Residential Asset Mortgage Products
Series 2003-SL1, Class M1
7.332%, 04/25/2031 ¥	2,350	2,049
Series 2004-SL4, Class A3
6.500%, 07/25/2032	966	945
Washington Mutual MSC Mortgage
Series 2003-MS9, Class CB1
7.465%, 04/25/2033 ¥	1,320	502
Wells Fargo Mortgage Backed Securities Trust
Series 2007-9, Class 1A4
5.500%, 07/25/2037	600	384

		8,935

DESCRIPTION	PAR	FAIR VALUE Ñ

Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities (Cost $13,831)		$10,095

Asset-Backed Securities - 6.8%
Credit Cards - 0.6%
American Express Issuance Trust
Series 2005-1, Class C
0.573%, 08/15/2011 Δ	$355	347
Discover Card Master Trust I
Series 2007-C1, Class C1
0.563%, 01/15/2013 Δ	375	367

		714

Home Equity - 0.1%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
7.772%, 07/20/2031 ■ ¥	47	41

Manufactured Housing - 0.5%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	604

Other - 5.6%
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.991%, 09/11/2042 ¥ Δ ■	285	87
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,470	1,324
Series 2007-GG9, Class A4
5.444%, 03/10/2039	1,000	886
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.805%, 08/10/2045 Δ	1,970	1,628
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 Δ ¥	255	137
Series 2007-CB20, Class AJ
6.098%, 02/12/2051 Δ	505	272
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class AJ
6.149%, 04/15/2041 Δ	495	271
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.126%, 07/12/2038 Δ ¥	285	142
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	600	419
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 Δ ¥	120	65
Series 2005-HQ6, Class C
5.172%, 08/13/2042 Δ ¥	110	58
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	650	582
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
5.902%, 02/15/2051 Δ	445	215
Series 2007-C34, Class AJ
5.956%, 05/15/2046 Δ	455	242

		6,328

Total Asset-Backed Securities (Cost $9,857)		7,687

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 0.7%
Fixed Rate - 0.7%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	77	80
Federal National Mortgage Association
Series 2002-W1, Class 2A
7.500%, 02/25/2042	637	699

DESCRIPTION	PAR	FAIR VALUE Ñ

	SHARES
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities (Cost $745)		$779

Short-Term Investments - 7.3%
Money Market Fund - 7.0%
First American Government Obligations Fund, Class Z
0.118% ± Ω	7,887,614	7,888

	PAR
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills □
0.122%, 02/11/2010	$150	150
0.197%, 06/03/2010	150	149

		299

Total Short-Term Investments (Cost $8,187)		8,187

	SHARES
Investment Purchased with Proceeds from Securities Lending - 1.5%
Mount Vernon Securities Lending Prime Portfolio
0.291% Ω † (Cost $1,734)	1,734,255	1,734

Total Investments ▲ - 109.1% (Cost $125,484)		123,264

Other Assets and Liabilities, Net - (9.1)%		(10,342)

Total Net Assets - 100.0%		$112,922

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of September 30, 2009, the fund held no internally fair valued securities.

Δ	Variable Rate Security — The rate shown is the rate in effect as of September 30, 2009.

*	Security purchased on a when-issued basis. On September 30, 2009, the total cost of investments purchased on a when-issued basis was $9,105 or 8.1% of total net assets.

▼	This security or a portion of this security is out on loan at September 30, 2009. Total loaned securities had a fair value of $1,634 at September 30, 2009.

¥	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of September 30, 2009, the fair value of these investments was $5,415 or 4.8% of total net assets. Additional information regarding such illiquid securities is presented in the following table:

Security	Par	Date Acquired	Cost Basis

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	$285	10/07	$269
GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	47	9/02	48
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	912	12/06	944
GSR Mortgage Loan Trust, Series 2005-4F, Class B1	1,330	5/06	1,263
Impac Secured Assets Series 2000-3, Class M1	442	3/08	377
JPMorgan Chase Commercial Mortgage Securities, Series 2005-LDP5, Class B	255	10/07	247
Merrill Lynch Mortgage Trust, Series 2005-CIPI, Class C	285	10/07	272
Morgan Stanley Capital I, Series 2005-HQ6, Class B	120	10/07	114
Series 2005-HQ6, Class C	110	10/07	105
Residential Accredit Loans, Series 2003-QS12, Class M1	729	11/05	710
Residential Asset Mortgage Products, Series 2003-SL1, Class M1	2,350	10/03	2,471
Washington Mutual MSC Mortgage, Series 2003-MS9, Class CB1	1,320	11/03	1,402

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of September 30, 2009, the fair value of these investments was $128 or 0.1% of total net assets.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of September 30, 2009.

Ω	The rate quoted is the annualized seven-day effective yield as of September 30, 2009.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On September 30, 2009, the cost of investments for federal income tax purposes was approximately $125,484. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,717
Gross unrealized depreciation	(5,937)

Net unrealized depreciation	$(2,220)

Schedule of Open Futures Contracts

		Number of		Unrealized
		Contracts	Notional Contract	Appreciation
Description	Settlement Month	Purchased (Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	December 2009	(27)	$(5,858)	$(2)
U.S. Treasury 5 Year Note Futures	December 2009	37	4,295	46
U.S. Treasury 10 Year Note Futures	December 2009	(7)	(828)	(12)

				$32

Interest Rate Swap Agreements

		Pay/Receive				Unrealized
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Depreciation

UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	$1,000		$(53)
Summary of Fair Value Exposure
FASB Accounting Standards Codification Topic 820 (“FASB ASC 820”), Fair Value Measurements and Disclosure (previously FAS No. 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. FASB ASC 820 establishes a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the 3 broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of September 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

U.S. Government Agency Mortgaged-Backed Securities	$—	$94,782	$—	$94,782
Collateralized Mortgage Obligation — Private Mortgaged Backed Securities	—	10,095	—	10,095
Asset-Backed Securities	—	7,687	—	7,687
Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities	—	779	—	779
Short-Term Investments	9,622	299	—	9,921

Total Investments	$9,622	$113,642	$—	$123,264

Other Financial Instruments*	$32	$(53)	$—	$(21)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
As of September 30, 2009, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair
Value

Asset Derivatives
Interest Rate Contracts	$46

Balance as of September 30, 2009	$46

Liability Derivatives
Interest Rate Contracts	$67

Balance as of September 30, 2009	$67

Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Investment Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: November 25, 2009

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: November 25, 2009